Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company (the “Account”), as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Franklin Small Cap Value VIP Fund (Class 2)
AB VPS International Growth Portfolio (Class B)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
AB VPS International Value Portfolio (Class B)	Franklin Strategic Income VIP Fund (Class 1)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Asset Allocation Fund (Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Washington Mutual Investors Fund (Class 2) (formerly American Funds IS Blue Chip Income and Growth Fund (Class 2))	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS The Bond Fund of America (Class 2) (formerly American Funds IS Bond Fund (Class 2))	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS Capital World Bond Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS Capital World Growth and Income Fund (Class 2) (formerly American Funds IS Global Growth and Income Fund (Class 2))	Hartford International Opportunities HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford MidCap HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund (Class 2)	Hartford Small Company HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Small Cap Growth HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford Stock HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
American Funds IS New World Fund® (Class 2)	Hartford Ultrashort Bond HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Invesco V.I. American Franchise Fund (Series I)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. Comstock Fund (Series II)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Core Equity Fund (Series I)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Diversified Dividend Fund (Series II)
Fidelity® VIP Government Money Market Portfolio (Service Class)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Fidelity® VIP Growth Portfolio (Service Class 2)	Invesco V.I. Global Real Estate Fund (Series I)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series II)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Invesco V.I. International Growth Fund (Series I)
Fidelity® VIP Overseas Portfolio (Initial Class)	Invesco V.I. Main Street Mid Cap Fund® (Series I) (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I))
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Invesco V.I. Small Cap Equity Fund (Series I)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Lord Abbett Bond Debenture Portfolio (Class VC)
Franklin DynaTech VIP Fund (Class 2) (formerly Franklin Flex Cap Growth VIP Fund (Class 2))	Lord Abbett Dividend Growth Portfolio (Class VC)
Franklin Income VIP Fund (Class 2)	Lord Abbett Fundamental Equity Portfolio (Class VC)
Franklin Mutual Global Discovery VIP Fund (Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
Franklin Mutual Shares VIP Fund (Class 2)	MFS® Growth Series (Initial Class)
Franklin Rising Dividends VIP Fund (Class 2)	MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
MFS® Total Return Bond Series (Initial Class)	Invesco V.I. American Value Fund (Series II)

SA-1

Report of Independent Registered Public Accounting Firm

MFS® Total Return Series (Initial Class)	Putnam VT Diversified Income Fund (Class IB)
MFS® Value Series (Initial Class)	Putnam VT Large Cap Value Fund (Class IB) (formerly Putnam VT Equity Income Fund (Class IB))
Invesco V.I. Capital Appreciation Fund (Series II) (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II))	Putnam VT Global Asset Allocation Fund (Class IB)
Invesco V.I. Global Fund (Series II) (formerly Invesco Oppenheimer V.I. Global Fund (Series II))	Putnam VT Focused International Equity Fund (Class IB) (formerly Putnam VT Global Equity Fund (Class IB))
Invesco V.I. Main Street Fund ® (Series II) (formerly Invesco Oppenheimer V.I. Main Street Fund® (Series II))	Putnam VT High Yield Fund (Class IB)
Invesco V.I. Main Street Small Cap Fund® (Series II) (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II))	Putnam VT Income Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)	Putnam VT International Value Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IA) (formerly Putnam VT Equity Income Fund (Class IA))	Putnam VT Multi-Cap Core Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IA) (formerly Putnam VT Global Equity Fund (Class IA))	Putnam VT Government Money Market Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)	Invesco V.I. High Yield Fund (Series I)
Putnam VT High Yield Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)
Putnam VT Income Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)
Putnam VT Emerging Markets Equity Fund (Class IA)	PSF PGIM Government Money Market Portfolio (Class I) (formerly Prudential Government Money Market Portfolio (Class I))
Putnam VT International Equity Fund (Class IA)	Templeton Developing Markets VIP Fund (Class 1)
Putnam VT International Value Fund (Class IA)	Templeton Foreign VIP Fund (Class 2)
Putnam VT Sustainable Leaders Fund (Class IA)	Templeton Global Bond VIP Fund (Class 2)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IB)
Morgan Stanley VIF Discovery Portfolio (Class II)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
Putnam VT Growth Opportunities Fund (Class IA)

We have also audited the accompanying statements of assets and liabilities of BlackRock S&P 500 Index V.I. Fund (Class I), AB VPS Growth and Income Portfolio (Class B), Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Funds (Series I)) and Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II), and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Three years in the period ended December 31, 2021 and the period from April 20, 2018 to December 31, 2018
AB VPS Growth and Income Portfolio (Class B)	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Two years in the period ended December 31, 2021 and the period from April 26, 2019 to December 31, 2019

SA-2

Report of Independent Registered Public Accounting Firm

Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2021	Year ended December 31, 2021	One year in the period ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020	One year in the period ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	N/A	Period from January 1, 2021 to June 2, 2021	Period from January 1, 2021 to June 2, 2021 and the year ended December 31, 2020	Period from January 1, 2021 to June 2, 2021 and the four years in the period ended December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2021, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 13, 2022

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL II of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-3

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	81,402	41,792	246,098	627,988	2,662,686
Cost	$877,531	$847,199	$4,110,872	$11,283,873	$54,758,383
Fair Value	$942,636	$1,110,425	$3,844,052	$14,550,475	$76,525,605
Due from Sponsor Company	—	—	—	14	89,705
Receivable for fund shares sold	—	—	—	—	—

Total assets	942,636	1,110,425	3,844,052	14,550,489	76,615,310

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	14	89,705

Total liabilities	—	—	—	14	89,705

Net assets:
For contract liabilities	$942,636	$1,110,425	$3,844,052	$14,550,475	$76,525,605

Deferred contracts in the accumulation period:
Units owned by participants #	40,244	60,911	330,142	351,590	1,644,774
Contract liability	$942,636	$1,110,425	$3,844,052	$14,550,475	$76,525,605

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Capital World Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,561,935	4,455,421	236,966	552,919	1,217,123
Cost	$30,323,431	$48,585,555	$2,778,195	$6,802,097	$30,128,106
Fair Value	$45,679,293	$49,276,951	$2,772,507	$10,162,655	$54,697,494
Due from Sponsor Company	504	—	1,982	405	1,975
Receivable for fund shares sold	—	599	—	—	—

Total assets	45,679,797	49,277,550	2,774,489	10,163,060	54,699,469

Liabilities:
Due to Sponsor Company	—	599	—	—	—
Payable for fund shares purchased	504	—	1,982	405	1,975

Total liabilities	504	599	1,982	405	1,975

Net assets:
For contract liabilities	$45,679,293	$49,276,951	$2,772,507	$10,162,655	$54,697,494

Deferred contracts in the accumulation period:
Units owned by participants #	851,300	2,528,535	188,123	370,703	8,328,636
Contract liability	$45,679,293	$49,276,951	$2,772,507	$10,162,655	$54,697,494

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	904,534	2,035,570	2,431,941	2,692,678	760,654
Cost	$18,357,776	$142,318,786	$101,303,360	$49,089,794	$16,130,928
Fair Value	$29,795,351	$257,051,739	$161,578,185	$60,854,523	$23,945,387
Due from Sponsor Company	1,703	—	635	—	685
Receivable for fund shares sold	—	28,970	—	41,409	—

Total assets	29,797,054	257,080,709	161,578,820	60,895,932	23,946,072

Liabilities:
Due to Sponsor Company	—	28,970	—	41,409	—
Payable for fund shares purchased	1,703	—	635	—	685

Total liabilities	1,703	28,970	635	41,409	685

Net assets:
For contract liabilities	$29,795,351	$257,051,739	$161,578,185	$60,854,523	$23,945,387

Deferred contracts in the accumulation period:
Units owned by participants #	5,004,409	36,127,285	28,159,232	1,402,629	381,540
Contract liability	$29,795,351	$257,051,739	$161,578,185	$60,854,523	$23,945,387

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	32,340	29,549	844,383	759,661	297,821
Cost	$535,139	$334,725	$18,806,039	$10,198,951	$4,067,052
Fair Value	$592,792	$556,995	$22,080,618	$10,885,937	$4,559,645
Due from Sponsor Company	—	—	1,410	—	—
Receivable for fund shares sold	—	—	—	—	84,469

Total assets	592,792	556,995	22,082,028	10,885,937	4,644,114

Liabilities:
Due to Sponsor Company	—	—	—	—	84,469
Payable for fund shares purchased	—	—	1,410	—	—

Total liabilities	—	—	1,410	—	84,469

Net assets:
For contract liabilities	$592,792	$556,995	$22,080,618	$10,885,937	$4,559,645

Deferred contracts in the accumulation period:
Units owned by participants #	96,107	11,306	2,332,543	491,564	185,415
Contract liability	$592,792	$556,995	$22,080,618	$10,885,937	$4,559,645

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	444,716	22,986,097	16,837	813,619	728,150
Cost	$5,993,361	$22,986,097	$1,407,779	$27,156,394	$23,700,882
Fair Value	$7,920,391	$22,986,097	$1,673,886	$42,723,130	$28,681,834
Due from Sponsor Company	—	—	—	443	—
Receivable for fund shares sold	—	488	—	—	10,047

Total assets	7,920,391	22,986,585	1,673,886	42,723,573	28,691,881

Liabilities:
Due to Sponsor Company	—	488	—	—	10,047
Payable for fund shares purchased	—	—	—	443	—

Total liabilities	—	488	—	443	10,047

Net assets:
For contract liabilities	$7,920,391	$22,986,097	$1,673,886	$42,723,130	$28,681,834

Deferred contracts in the accumulation period:
Units owned by participants #	286,471	2,199,286	30,277	762,183	633,409
Contract liability	$7,920,391	$22,986,097	$1,673,886	$42,723,130	$28,681,834

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	17,626	14,861	10,032	169,035	1,677,201
Cost	$357,469	$170,241	$165,685	$1,550,972	$25,405,315
Fair Value	$516,095	$172,539	$166,431	$2,003,061	$28,109,897
Due from Sponsor Company	—	—	—	255	—
Receivable for fund shares sold	—	—	—	—	30,149

Total assets	516,095	172,539	166,431	2,003,316	28,140,046

Liabilities:
Due to Sponsor Company	—	—	—	—	30,149
Payable for fund shares purchased	—	—	—	255	—

Total liabilities	—	—	—	255	30,149

Net assets:
For contract liabilities	$516,095	$172,539	$166,431	$2,003,061	$28,109,897

Deferred contracts in the accumulation period:
Units owned by participants #	93,039	8,822	4,819	39,781	1,055,827
Contract liability	$516,095	$172,539	$166,431	$2,003,061	$28,109,897

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	977,986	1,611,236	134,995	1,180,696	204,916
Cost	$18,883,871	$28,115,831	$3,372,356	$18,608,485	$3,889,993
Fair Value	$19,178,304	$30,935,732	$4,781,534	$20,709,416	$4,588,070
Due from Sponsor Company	51	—	2,101	—	21
Receivable for fund shares sold	—	17,425	—	1,575	—

Total assets	19,178,355	30,953,157	4,783,635	20,710,991	4,588,091

Liabilities:
Due to Sponsor Company	—	17,425	—	1,575	—
Payable for fund shares purchased	51	—	2,101	—	21

Total liabilities	51	17,425	2,101	1,575	21

Net assets:
For contract liabilities	$19,178,304	$30,935,732	$4,781,534	$20,709,416	$4,588,070

Deferred contracts in the accumulation period:
Units owned by participants #	693,695	863,971	87,217	330,084	93,595
Contract liability	$19,178,304	$30,935,732	$4,781,534	$20,709,416	$4,588,070

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,688,336	11,647	1,643,328	3,499,290	6,104,883
Cost	$19,270,909	$122,250	$44,747,873	$167,176,280	$93,158,121
Fair Value	$17,947,012	$174,931	$58,288,834	$189,871,456	$127,286,801
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	7,908	—	—	27,853	92,886

Total assets	17,954,920	174,931	58,288,834	189,899,309	127,379,687

Liabilities:
Due to Sponsor Company	7,908	—	—	27,853	92,886
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	7,908	—	—	27,853	92,886

Net assets:
For contract liabilities	$17,947,012	$174,931	$58,288,834	$189,871,456	$127,286,801

Deferred contracts in the accumulation period:
Units owned by participants #	951,932	4,330	5,911,958	7,696,807	16,907,528
Contract liability	$17,947,012	$174,931	$58,288,834	$189,871,456	$127,286,801

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,867,353	2,074,688	1,816,650	1,179,206	19,953
Cost	$104,961,972	$30,078,927	$58,778,936	$23,298,557	$574,037
Fair Value	$134,241,589	$43,360,979	$73,229,172	$28,973,091	$730,269
Due from Sponsor Company	—	553	1,410	340	—
Receivable for fund shares sold	287	—	—	—	—

Total assets	134,241,876	43,361,532	73,230,582	28,973,431	730,269

Liabilities:
Due to Sponsor Company	287	—	—	—	—
Payable for fund shares purchased	—	553	1,410	340	—

Total liabilities	287	553	1,410	340	—

Net assets:
For contract liabilities	$134,241,589	$43,360,979	$73,229,172	$28,973,091	$730,269

Deferred contracts in the accumulation period:
Units owned by participants #	8,004,894	6,286,286	4,075,927	2,817,701	13,886
Contract liability	$134,241,589	$43,360,979	$73,229,172	$28,973,091	$730,269

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	566,902	9,789,711	2,994,922	91,070	11,875
Cost	$39,370,939	$111,424,506	$30,227,525	$5,817,361	$188,893
Fair Value	$64,575,847	$110,525,836	$29,949,221	$8,071,552	$239,040
Due from Sponsor Company	1,410	—	302	13	—
Receivable for fund shares sold	—	68,141	—	—	—

Total assets	64,577,257	110,593,977	29,949,523	8,071,565	239,040

Liabilities:
Due to Sponsor Company	—	68,141	—	—	—
Payable for fund shares purchased	1,410	—	302	13	—

Total liabilities	1,410	68,141	302	13	—

Net assets:
For contract liabilities	$64,575,847	$110,525,836	$29,949,221	$8,071,552	$239,040

Deferred contracts in the accumulation period:
Units owned by participants #	4,243,576	25,150,832	15,423,591	185,317	4,976
Contract liability	$64,575,847	$110,525,836	$29,949,221	$8,071,552	$239,040

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	404,989	508,002	29,724	294	2,713
Cost	$4,478,898	$7,884,361	$898,963	$5,551	$51,003
Fair Value	$4,357,686	$10,693,451	$1,123,267	$8,700	$81,178
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,357,686	10,693,451	1,123,267	8,700	81,178

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$4,357,686	$10,693,451	$1,123,267	$8,700	$81,178

Deferred contracts in the accumulation period:
Units owned by participants #	214,169	297,518	22,943	296	1,214
Contract liability	$4,357,686	$10,693,451	$1,123,267	$8,700	$81,178

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	61,053	124,113	351,258	264,611	517,750
Cost	$969,686	$2,363,654	$11,458,216	$3,193,882	$9,577,951
Fair Value	$1,098,345	$2,936,509	$14,545,598	$3,431,999	$12,161,941
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	2,276	12,532	—	7,481

Total assets	1,098,345	2,938,785	14,558,130	3,431,999	12,169,422

Liabilities:
Due to Sponsor Company	—	2,276	12,532	—	7,481
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	2,276	12,532	—	7,481

Net assets:
For contract liabilities	$1,098,345	$2,936,509	$14,545,598	$3,431,999	$12,161,941

Deferred contracts in the accumulation period:
Units owned by participants #	38,134	88,582	722,743	72,687	278,436
Contract liability	$1,098,345	$2,936,509	$14,545,598	$3,431,999	$12,161,941

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,152,370	274,196	68,146	127,156	58,822
Cost	$13,679,014	$4,352,331	$1,172,116	$4,027,124	$3,445,694
Fair Value	$14,174,150	$5,557,943	$1,370,415	$5,091,343	$4,668,111
Due from Sponsor Company	111	—	—	400	21
Receivable for fund shares sold	—	—	—	—	—

Total assets	14,174,261	5,557,943	1,370,415	5,091,743	4,668,132

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	111	—	—	400	21

Total liabilities	111	—	—	400	21

Net assets:
For contract liabilities	$14,174,150	$5,557,943	$1,370,415	$5,091,343	$4,668,111

Deferred contracts in the accumulation period:
Units owned by participants #	578,001	119,213	41,527	153,970	73,288
Contract liability	$14,174,150	$5,557,943	$1,370,415	$5,091,343	$4,668,111

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	166,866	169,258	2,296,058	605,359	1,619,139
Cost	$4,958,051	$3,354,225	$30,297,061	$13,663,401	$26,514,293
Fair Value	$7,462,261	$3,943,721	$31,295,265	$16,816,881	$40,025,114
Due from Sponsor Company	—	—	—	72	—
Receivable for fund shares sold	—	—	34,575	—	26,164

Total assets	7,462,261	3,943,721	31,329,840	16,816,953	40,051,278

Liabilities:
Due to Sponsor Company	—	—	34,575	—	26,164
Payable for fund shares purchased	—	—	—	72	—

Total liabilities	—	—	34,575	72	26,164

Net assets:
For contract liabilities	$7,462,261	$3,943,721	$31,295,265	$16,816,881	$40,025,114

Deferred contracts in the accumulation period:
Units owned by participants #	147,573	46,192	1,693,368	455,305	1,129,322
Contract liability	$7,462,261	$3,943,721	$31,295,265	$16,816,881	$40,025,114

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	53,419	98,020	86,624	211,708	135,555
Cost	$2,648,721	$3,846,760	$2,328,627	$4,796,689	$2,282,388
Fair Value	$4,251,077	$5,506,778	$3,056,099	$6,526,972	$3,241,130
Due from Sponsor Company	—	15	—	74	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,251,077	5,506,793	3,056,099	6,527,046	3,241,130

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	15	—	74	—

Total liabilities	—	15	—	74	—

Net assets:
For contract liabilities	$4,251,077	$5,506,778	$3,056,099	$6,526,972	$3,241,130

Deferred contracts in the accumulation period:
Units owned by participants #	85,833	127,064	68,577	151,265	45,746
Contract liability	$4,251,077	$5,506,778	$3,056,099	$6,526,972	$3,241,130

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	266,245	515,682	10,712	251,774	60,986
Cost	$1,966,759	$11,829,631	$185,012	$4,727,212	$815,705
Fair Value	$1,400,448	$16,084,126	$214,780	$5,896,545	$1,190,449
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,400,448	16,084,126	214,780	5,896,545	1,190,449

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$1,400,448	$16,084,126	$214,780	$5,896,545	$1,190,449

Deferred contracts in the accumulation period:
Units owned by participants #	39,837	262,434	2,662	83,606	17,297
Contract liability	$1,400,448	$16,084,126	$214,780	$5,896,545	$1,190,449

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,028,903	654,548	499,452	12,315	109,263
Cost	$7,116,190	$7,462,567	$7,462,541	$190,717	$1,324,233
Fair Value	$6,482,092	$6,807,296	$8,625,536	$288,902	$1,258,709
Due from Sponsor Company	—	—	452	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,482,092	6,807,296	8,625,988	288,902	1,258,709

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	452	—	—

Total liabilities	—	—	452	—	—

Net assets:
For contract liabilities	$6,482,092	$6,807,296	$8,625,536	$288,902	$1,258,709

Deferred contracts in the accumulation period:
Units owned by participants #	104,080	157,543	268,301	8,873	44,213
Contract liability	$6,482,092	$6,807,296	$8,625,536	$288,902	$1,258,709

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	27,043	38,312	377,820	139,665	284,124
Cost	$388,359	$38,312	$12,950,804	$1,849,859	$2,677,677
Fair Value	$694,730	$38,312	$19,291,473	$1,941,344	$3,057,172
Due from Sponsor Company	—	—	—	8	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	694,730	38,312	19,291,473	1,941,352	3,057,172

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	8	—

Total liabilities	—	—	—	8	—

Net assets:
For contract liabilities	$694,730	$38,312	$19,291,473	$1,941,344	$3,057,172

Deferred contracts in the accumulation period:
Units owned by participants #	14,139	20,431	145,822	60,894	209,682
Contract liability	$694,730	$38,312	$19,291,473	$1,941,344	$3,057,172

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	532,716	1,403,336	659,680	26,447	4,516
Cost	$7,404,791	$23,416,420	$7,753,110	$287,682	$36,854
Fair Value	$7,239,606	$18,425,801	$7,645,690	$276,897	$32,517
Due from Sponsor Company	—	—	93	—	—
Receivable for fund shares sold	9,756	11,324	—	—	—

Total assets	7,249,362	18,437,125	7,645,783	276,897	32,517

Liabilities:
Due to Sponsor Company	9,756	11,324	—	—	—
Payable for fund shares purchased	—	—	93	—	—

Total liabilities	9,756	11,324	93	—	—

Net assets:
For contract liabilities	$7,239,606	$18,425,801	$7,645,690	$276,897	$32,517

Deferred contracts in the accumulation period:
Units owned by participants #	567,526	1,046,119	414,952	11,921	890
Contract liability	$7,239,606	$18,425,801	$7,645,690	$276,897	$32,517

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,711	573,173	9,396	1,522,266	3,189,513
Cost	$24,593	$9,607,592	$93,960	$13,944,325	$77,055,059
Fair Value	$30,993	$9,193,689	$93,960	$25,132,605	$102,861,805
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	1,431	—	—	—

Total assets	30,993	9,195,120	93,960	25,132,605	102,861,805

Liabilities:
Due to Sponsor Company	—	1,431	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	1,431	—	—	—

Net assets:
For contract liabilities	$30,993	$9,193,689	$93,960	$25,132,605	$102,861,805

Deferred contracts in the accumulation period:
Units owned by participants #	660	128,891	8,992	754,099	5,465,968
Contract liability	$30,993	$9,193,689	$93,960	$25,132,605	$102,861,805

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	106,867	395,801	745,653	330,258	3,463
Cost	$2,407,996	$6,617,070	$4,678,899	$6,949,168	$56,547
Fair Value	$2,700,534	$7,872,490	$3,937,046	$10,178,550	$70,430
Due from Sponsor Company	—	—	153	21	—
Receivable for fund shares sold	—	696	—	—	—

Total assets	2,700,534	7,873,186	3,937,199	10,178,571	70,430

Liabilities:
Due to Sponsor Company	—	696	—	—	—
Payable for fund shares purchased	—	—	153	21	—

Total liabilities	—	696	153	21	—

Net assets:
For contract liabilities	$2,700,534	$7,872,490	$3,937,046	$10,178,550	$70,430

Deferred contracts in the accumulation period:
Units owned by participants #	78,393	264,943	239,025	164,158	2,545
Contract liability	$2,700,534	$7,872,490	$3,937,046	$10,178,550	$70,430

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,441	413,951	137,992	100,492	12,888
Cost	$29,923	$2,636,063	$1,557,973	$1,463,584	$127,022
Fair Value	$56,488	$2,578,917	$1,418,558	$1,714,397	$146,540
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	56,488	2,578,917	1,418,558	1,714,397	146,540

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$56,488	$2,578,917	$1,418,558	$1,714,397	$146,540

Deferred contracts in the accumulation period:
Units owned by participants #	1,403	78,448	65,330	56,540	10,736
Contract liability	$56,488	$2,578,917	$1,418,558	$1,714,397	$146,540

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)
	Sub-Account	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	18,798	22,371	—	224,066	1,583
Cost	$407,137	$863,799	$—	$2,533,403	$50,341
Fair Value	$480,675	$1,100,855	$—	$3,589,538	$57,169
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	480,675	1,100,855	—	3,589,538	57,169

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$480,675	$1,100,855	$—	$3,589,538	$57,169

Deferred contracts in the accumulation period:
Units owned by participants #	8,085	13,929	—	107,683	3,976
Contract liability	$480,675	$1,100,855	$—	$3,589,538	$57,169

# Rounded units
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. High Yield Fund (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,575	58,177
Cost	$23,033	$4,456,412
Fair Value	$23,925	$6,668,837
Due from Sponsor Company	—	—
Receivable for fund shares sold	—	—

Total assets	23,925	6,668,837

Liabilities:
Due to Sponsor Company	—	—
Payable for fund shares purchased	—	—

Total liabilities	—	—

Net assets:
For contract liabilities	$23,925	$6,668,837

Deferred contracts in the accumulation period:
Units owned by participants #	1,408	383,886
Contract liability	$23,925	$6,668,837

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$3,509	$—	$65,164	$84,130	$1,123,771

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	27,591	10,293	(25,774)	304,015	900,862
Net realized gain distributions	30,504	103,723	—	—	2,314,919
Change in unrealized appreciation (depreciation)	95,302	(29,909)	365,059	3,532,150	5,554,207

Net gain (loss) on investments	153,397	84,107	339,285	3,836,165	8,769,988

Net increase (decrease) in net assets resulting from operations	$156,906	$84,107	$404,449	$3,920,295	$9,893,759

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Capital World Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$608,046	$685,743	$48,996	$157,151	$176,084

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	540,563	73,995	10,498	113,652	1,506,224
Net realized gain distributions	—	1,966,903	74,707	214,032	2,529,096
Change in unrealized appreciation (depreciation)	8,967,177	(2,852,356)	(280,358)	835,450	3,676,306

Net gain (loss) on investments	9,507,740	(811,458)	(195,153)	1,163,134	7,711,626

Net increase (decrease) in net assets resulting from operations	$10,115,786	$(125,715)	$(146,157)	$1,320,285	$7,887,710

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$531,643	$1,707,361	$1,550,704	$207,808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	729,188	7,661,748	3,500,474	1,448,114	831,983
Net realized gain distributions	685,256	30,975,458	1,472,793	—	805,573
Change in unrealized appreciation (depreciation)	549,474	8,922,461	25,745,173	(3,853,346)	(645,564)

Net gain (loss) on investments	1,963,918	47,559,667	30,718,440	(2,405,232)	991,992

Net increase (decrease) in net assets resulting from operations	$1,963,918	$48,091,310	$32,425,801	$(854,528)	$1,199,800

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$9,456	$630	$397,516	$87,062	$38,785

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,843	2,674	430,070	16,799	63,332
Net realized gain distributions	3,229	47,036	2,334,078	225,990	178,997
Change in unrealized appreciation (depreciation)	37,715	59,177	1,531,333	80,828	36,371

Net gain (loss) on investments	47,787	108,887	4,295,481	323,617	278,700

Net increase (decrease) in net assets resulting from operations	$57,243	$109,517	$4,692,997	$410,679	$317,485

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$66,176	$2,042	$—	$10,691	$97,696

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	103,592	—	32,254	1,465,713	924,123
Net realized gain distributions	311,357	—	314,479	4,982,225	4,463,866
Change in unrealized appreciation (depreciation)	369,281	—	(43,820)	3,123,666	634,140

Net gain (loss) on investments	784,230	—	302,913	9,571,604	6,022,129

Net increase (decrease) in net assets resulting from operations	$850,406	$2,042	$302,913	$9,582,295	$6,119,825

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,572	$4,182	$1,882	$—	$1,255,742

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,797	342	12,188	194,770	96,537
Net realized gain distributions	36,304	2,715	13,125	117,924	—
Change in unrealized appreciation (depreciation)	42,054	(1,156)	(4,257)	(44,730)	2,780,539

Net gain (loss) on investments	84,155	1,901	21,056	267,964	2,877,076

Net increase (decrease) in net assets resulting from operations	$86,727	$6,083	$22,938	$267,964	$4,132,818

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$497,530	$884,252	$39,192	$204,548	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(19,872)	173,417	143,716	146,547	227,340
Net realized gain distributions	—	—	147,607	541,624	547,273
Change in unrealized appreciation (depreciation)	2,663,394	4,212,049	739,387	3,403,795	(345,942)

Net gain (loss) on investments	2,643,522	4,385,466	1,030,710	4,091,966	428,671

Net increase (decrease) in net assets resulting from operations	$3,141,052	$5,269,718	$1,069,902	$4,296,514	$428,671

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$608,075	$1,743	$564,323	$874,270	$681,841

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(87,097)	2,750	883,771	1,761,573	2,109,126
Net realized gain distributions	—	9,634	2,955,770	16,266,102	5,044,306
Change in unrealized appreciation (depreciation)	(122,118)	8,445	5,375,314	6,380,823	19,051,917

Net gain (loss) on investments	(209,215)	20,829	9,214,855	24,408,498	26,205,349

Net increase (decrease) in net assets resulting from operations	$398,860	$22,572	$9,779,178	$25,282,768	$26,887,190

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,610,575	$437,334	$—	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,980,734	1,229,712	1,517,163	1,414,848	2,384
Net realized gain distributions	6,074,753	—	11,631,805	3,779,518	58,465
Change in unrealized appreciation (depreciation)	24,181,347	1,550,271	(6,231,656)	(4,642,420)	(33,057)

Net gain (loss) on investments	32,236,834	2,779,983	6,917,312	551,946	27,792

Net increase (decrease) in net assets resulting from operations	$33,847,409	$3,217,317	$6,917,312	$551,946	$27,792

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$727,581	$2,713,113	$206,460	$—	$1,002

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,638,316	54,149	(38,437)	215,471	1,053
Net realized gain distributions	2,229,686	2,769,928	—	929,545	—
Change in unrealized appreciation (depreciation)	8,062,132	(6,515,066)	(222,806)	(256,232)	51,256

Net gain (loss) on investments	12,930,134	(3,690,989)	(261,243)	888,784	52,309

Net increase (decrease) in net assets resulting from operations	$13,657,715	$(977,876)	$(54,783)	$888,784	$53,311

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$136,068	$162,420	$6,915	$163	$797

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,214	206,742	8,699	30	1,431
Net realized gain distributions	135,536	—	23,686	33	—
Change in unrealized appreciation (depreciation)	121,388	2,399,511	212,931	1,146	16,399

Net gain (loss) on investments	263,138	2,606,253	245,316	1,209	17,830

Net increase (decrease) in net assets resulting from operations	$399,206	$2,768,673	$252,231	$1,372	$18,627

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$28,347	$38,245	$186,135	$14,594	$19,640

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,185	54,180	373,355	(826)	310,839
Net realized gain distributions	—	—	983,006	—	621,623
Change in unrealized appreciation (depreciation)	206,867	591,694	(698,242)	654,898	1,181,032

Net gain (loss) on investments	218,052	645,874	658,119	654,072	2,113,494

Net increase (decrease) in net assets resulting from operations	$246,399	$684,119	$844,254	$668,666	$2,133,134

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$428,859	$33,468	$10,755	$49,573	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	54,875	67,759	32,895	142,527	226,930
Net realized gain distributions	226,888	466,146	55,556	508,368	607,571
Change in unrealized appreciation (depreciation)	(290,776)	493,862	218,209	505,341	83,803

Net gain (loss) on investments	(9,013)	1,027,767	306,660	1,156,236	918,304

Net increase (decrease) in net assets resulting from operations	$419,846	$1,061,235	$317,415	$1,205,809	$918,304

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$42,413	$—	$835,666	$291,761	$499,468

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	71,471	118,170	103,307	217,620	815,738
Net realized gain distributions	213,259	642,981	2,265	777,121	831,745
Change in unrealized appreciation (depreciation)	1,265,356	(680,519)	(1,204,333)	833,519	6,209,245

Net gain (loss) on investments	1,550,086	80,632	(1,098,761)	1,828,260	7,856,728

Net increase (decrease) in net assets resulting from operations	$1,592,499	$80,632	$(263,095)	$2,120,021	$8,356,196

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$14,479	$11,880	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	265,227	238,324	31,029	409,141	159,996
Net realized gain distributions	220,675	279,079	164,604	415,385	263,415
Change in unrealized appreciation (depreciation)	349,218	237,882	457,081	446,706	44,785

Net gain (loss) on investments	835,120	755,285	652,714	1,271,232	468,196

Net increase (decrease) in net assets resulting from operations	$835,120	$755,285	$667,193	$1,283,112	$468,196

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$14,827	$211,754	$1,927	$57,834	$15,155

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(65,971)	233,754	1,148	71,512	59,162
Net realized gain distributions	—	567,603	5,406	152,196	90,741
Change in unrealized appreciation (depreciation)	(53,531)	2,636,788	19,181	420,743	48,773

Net gain (loss) on investments	(119,502)	3,438,145	25,735	644,451	198,676

Net increase (decrease) in net assets resulting from operations	$(104,675)	$3,649,899	$27,662	$702,285	$213,831

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$299,442	$122,368	$126,947	$2,163	$28,406

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(54,713)	(74,761)	195,924	3,800	(9,011)
Net realized gain distributions	—	343,032	329,747	4,597	16,379
Change in unrealized appreciation (depreciation)	71,712	(728,995)	166,071	(22,294)	147,204

Net gain (loss) on investments	16,999	(460,724)	691,742	(13,897)	154,572

Net increase (decrease) in net assets resulting from operations	$316,441	$(338,356)	$818,689	$(11,734)	$182,978

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$5,330	$4	$61,997	$12,552	$39,371

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,982	—	429,638	(7,354)	97,037
Net realized gain distributions	53,220	—	1,658,058	—	72,906
Change in unrealized appreciation (depreciation)	101,070	—	1,727,384	492,388	(408,487)

Net gain (loss) on investments	164,272	—	3,815,080	485,034	(238,544)

Net increase (decrease) in net assets resulting from operations	$169,602	$4	$3,877,077	$497,586	$(199,173)

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$140,985	$—	$84,933	$10,839	$1,696

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,599	(424,100)	374	61	(101)
Net realized gain distributions	—	—	—	17,966	—
Change in unrealized appreciation (depreciation)	154,468	(567,567)	272,429	(29,804)	(2,284)

Net gain (loss) on investments	157,067	(991,667)	272,803	(11,777)	(2,385)

Net increase (decrease) in net assets resulting from operations	$298,052	$(991,667)	$357,736	$(938)	$(689)

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$269	$—	$41	$—	$1,232,808

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	211	808,924	—	1,292,853	2,649,260
Net realized gain distributions	—	3,841,761	—	2,214,018	6,943,470
Change in unrealized appreciation (depreciation)	462	(5,836,916)	—	1,476,462	13,147,802

Net gain (loss) on investments	673	(1,186,231)	—	4,983,333	22,740,532

Net increase (decrease) in net assets resulting from operations	$942	$(1,186,231)	$41	$4,983,333	$23,973,340

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$37,044	$17,466	$25,323	$116,542	$344

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,004	46,071	(36,512)	337,448	363
Net realized gain distributions	268,123	—	—	362,833	1,271
Change in unrealized appreciation (depreciation)	128,199	1,686,391	(286,820)	1,463,143	4,996

Net gain (loss) on investments	407,326	1,732,462	(323,332)	2,163,424	6,630

Net increase (decrease) in net assets resulting from operations	$444,370	$1,749,928	$(298,009)	$2,279,966	$6,974

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$414	$85,240	$39,677	$19,460	$2,646

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	254	(2,728)	(127,606)	11,124	3,468
Net realized gain distributions	1,419	—	133,035	60,009	1,667
Change in unrealized appreciation (depreciation)	4,256	9,226	(161,862)	48,394	10,000

Net gain (loss) on investments	5,929	6,498	(156,433)	119,527	15,135

Net increase (decrease) in net assets resulting from operations	$6,343	$91,738	$(116,756)	$138,987	$17,781

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)
	Sub-Account	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,148	$937	$—	$—	$314

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,964	35,890	—	226,610	422
Net realized gain distributions	28,420	62,457	—	330,570	—
Change in unrealized appreciation (depreciation)	47,106	72,570	—	147,321	8,382

Net gain (loss) on investments	79,490	170,917	—	704,501	8,804

Net increase (decrease) in net assets resulting from operations	$81,638	$171,854	$—	$704,501	$9,118

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the period ended December 31, 2021

	Invesco V.I. High Yield Fund (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,116	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15	174,899
Net realized gain distributions	—	681,936
Change in unrealized appreciation (depreciation)	(152)	245,161

Net gain (loss) on investments	(137)	1,101,996

Net increase (decrease) in net assets resulting from operations	$979	$1,101,996

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,509	$—	$65,164	$84,130	$1,123,771
Net realized gain (loss) on security transactions	27,591	10,293	(25,774)	304,015	900,862
Net realized gain distributions	30,504	103,723	—	—	2,314,919
Change in unrealized appreciation (depreciation)	95,302	(29,909)	365,059	3,532,150	5,554,207

Net increase (decrease) in net assets resulting from operations	156,906	84,107	404,449	3,920,295	9,893,759

Unit transactions:
Purchases	49,601	—	—	396,714	1,230,430
Net transfers	(442,640)	(404)	(196,106)	450,358	3,823,538
Surrenders for benefit payments and fees	(18,765)	(2,697)	(31,452)	(757,205)	(1,094,664)
Other transactions	—	—	—	—	(53)
Death benefits	—	(14,830)	(15,681)	(144,495)	(633,261)
Net loan activity	256	—	(886)	28,554	50,929
Cost of insurance and other fees	(27,049)	(17,072)	(103,362)	(346,537)	(1,919,508)

Net increase (decrease) in net assets resulting from unit transactions	(438,597)	(35,003)	(347,487)	(372,611)	1,457,411

Net increase (decrease) in net assets	(281,691)	49,104	56,962	3,547,684	11,351,170

Net assets:
Beginning of period	1,224,327	1,061,321	3,787,090	11,002,791	65,174,435
End of period	$942,636	$1,110,425	$3,844,052	$14,550,475	$76,525,605

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Capital World Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$608,046	$685,743	$48,996	$157,151	$176,084
Net realized gain (loss) on security transactions	540,563	73,995	10,498	113,652	1,506,224
Net realized gain distributions	—	1,966,903	74,707	214,032	2,529,096
Change in unrealized appreciation (depreciation)	8,967,177	(2,852,356)	(280,358)	835,450	3,676,306

Net increase (decrease) in net assets resulting from operations	10,115,786	(125,715)	(146,157)	1,320,285	7,887,710

Unit transactions:
Purchases	648,925	1,692,029	145,725	367,598	728,840
Net transfers	(299,652)	2,805,760	(35,050)	(55,388)	426,970
Surrenders for benefit payments and fees	(235,492)	(880,713)	(106,059)	(141,320)	(730,165)
Other transactions	54	32	—	(25)	271
Death benefits	(854,634)	(627,910)	(5,201)	(142,592)	(1,116,451)
Net loan activity	66,388	249,908	30,067	6,948	41,630
Cost of insurance and other fees	(872,963)	(1,146,749)	(59,820)	(176,905)	(1,124,253)

Net increase (decrease) in net assets resulting from unit transactions	(1,547,374)	2,092,357	(30,338)	(141,684)	(1,773,158)

Net increase (decrease) in net assets	8,568,412	1,966,642	(176,495)	1,178,601	6,114,552

Net assets:
Beginning of period	37,110,881	47,310,309	2,949,002	8,984,054	48,582,942
End of period	$45,679,293	$49,276,951	$2,772,507	$10,162,655	$54,697,494

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$531,643	$1,707,361	$1,550,704	$207,808
Net realized gain (loss) on security transactions	729,188	7,661,748	3,500,474	1,448,114	831,983
Net realized gain distributions	685,256	30,975,458	1,472,793	—	805,573
Change in unrealized appreciation (depreciation)	549,474	8,922,461	25,745,173	(3,853,346)	(645,564)

Net increase (decrease) in net assets resulting from operations	1,963,918	48,091,310	32,425,801	(854,528)	1,199,800

Unit transactions:
Purchases	543,654	3,413,072	2,290,067	1,801,975	553,075
Net transfers	(45,131)	(5,713,047)	(3,531,954)	(3,055,505)	(364,511)
Surrenders for benefit payments and fees	(597,616)	(4,571,921)	(1,603,683)	(1,561,280)	(911,212)
Other transactions	(93)	(489)	(781)	(9)	25
Death benefits	(248,830)	(3,362,648)	(2,655,151)	(714,554)	(305,279)
Net loan activity	30,317	93,911	85,131	(4,571)	(16,241)
Cost of insurance and other fees	(826,614)	(5,032,552)	(3,483,698)	(1,368,700)	(566,154)

Net increase (decrease) in net assets resulting from unit transactions	(1,144,313)	(15,173,674)	(8,900,069)	(4,902,644)	(1,610,297)

Net increase (decrease) in net assets	819,605	32,917,636	23,525,732	(5,757,172)	(410,497)

Net assets:
Beginning of period	28,975,746	224,134,103	138,052,453	66,611,695	24,355,884
End of period	$29,795,351	$257,051,739	$161,578,185	$60,854,523	$23,945,387

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,456	$630	$397,516	$87,062	$38,785
Net realized gain (loss) on security transactions	6,843	2,674	430,070	16,799	63,332
Net realized gain distributions	3,229	47,036	2,334,078	225,990	178,997
Change in unrealized appreciation (depreciation)	37,715	59,177	1,531,333	80,828	36,371

Net increase (decrease) in net assets resulting from operations	57,243	109,517	4,692,997	410,679	317,485

Unit transactions:
Purchases	—	399	290,685	59,843	101,467
Net transfers	—	(728)	(336,775)	5,668,250	1,660,297
Surrenders for benefit payments and fees	(3,272)	—	(570,758)	—	(299,995)
Other transactions	—	—	(133)	—	—
Death benefits	(79,194)	—	(680,561)	—	(18,854)
Net loan activity	(1)	—	7,424	—	2
Cost of insurance and other fees	(21,216)	(4,181)	(684,958)	(182,111)	(169,166)

Net increase (decrease) in net assets resulting from unit transactions	(103,683)	(4,510)	(1,975,076)	5,545,982	1,273,751

Net increase (decrease) in net assets	(46,440)	105,007	2,717,921	5,956,661	1,591,236

Net assets:
Beginning of period	639,232	451,988	19,362,697	4,929,276	2,968,409
End of period	$592,792	$556,995	$22,080,618	$10,885,937	$4,559,645

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$66,176	$2,042	$—	$10,691	$97,696
Net realized gain (loss) on security transactions	103,592	—	32,254	1,465,713	924,123
Net realized gain distributions	311,357	—	314,479	4,982,225	4,463,866
Change in unrealized appreciation (depreciation)	369,281	—	(43,820)	3,123,666	634,140

Net increase (decrease) in net assets resulting from operations	850,406	2,042	302,913	9,582,295	6,119,825

Unit transactions:
Purchases	216,551	3,087,354	34,617	878,253	825,420
Net transfers	384,650	4,535,195	72,510	(707,632)	(752,649)
Surrenders for benefit payments and fees	(237,108)	(3,005,732)	—	(1,805,108)	(959,150)
Other transactions	—	(998)	—	27	(53)
Death benefits	—	(297,769)	—	(335,277)	(721,494)
Net loan activity	(45,528)	285,201	(17,898)	(124,768)	51,379
Cost of insurance and other fees	(180,036)	(1,562,379)	(33,768)	(941,921)	(687,270)

Net increase (decrease) in net assets resulting from unit transactions	138,529	3,040,872	55,461	(3,036,426)	(2,243,817)

Net increase (decrease) in net assets	988,935	3,042,914	358,374	6,545,869	3,876,008

Net assets:
Beginning of period	6,931,456	19,943,183	1,315,512	36,177,261	24,805,826
End of period	$7,920,391	$22,986,097	$1,673,886	$42,723,130	$28,681,834

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,572	$4,182	$1,882	$—	$1,255,742
Net realized gain (loss) on security transactions	5,797	342	12,188	194,770	96,537
Net realized gain distributions	36,304	2,715	13,125	117,924	—
Change in unrealized appreciation (depreciation)	42,054	(1,156)	(4,257)	(44,730)	2,780,539

Net increase (decrease) in net assets resulting from operations	86,727	6,083	22,938	267,964	4,132,818

Unit transactions:
Purchases	—	—	5,034	73,245	923,292
Net transfers	(97)	(1,222)	110,824	(295,053)	(352,301)
Surrenders for benefit payments and fees	(1,201)	(3,233)	(6,133)	(57,063)	(669,652)
Other transactions	—	—	—	—	54
Death benefits	—	(217)	—	(1,353)	(284,417)
Net loan activity	(2)	(41)	(26,692)	183	(58,087)
Cost of insurance and other fees	(17,824)	(4,164)	(1,846)	(35,877)	(779,440)

Net increase (decrease) in net assets resulting from unit transactions	(19,124)	(8,877)	81,187	(315,918)	(1,220,551)

Net increase (decrease) in net assets	67,603	(2,794)	104,125	(47,954)	2,912,267

Net assets:
Beginning of period	448,492	175,333	62,306	2,051,015	25,197,630
End of period	$516,095	$172,539	$166,431	$2,003,061	$28,109,897

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$497,530	$884,252	$39,192	$204,548	$—
Net realized gain (loss) on security transactions	(19,872)	173,417	143,716	146,547	227,340
Net realized gain distributions	—	—	147,607	541,624	547,273
Change in unrealized appreciation (depreciation)	2,663,394	4,212,049	739,387	3,403,795	(345,942)

Net increase (decrease) in net assets resulting from operations	3,141,052	5,269,718	1,069,902	4,296,514	428,671

Unit transactions:
Purchases	599,172	—	206,863	540,603	165,245
Net transfers	(133,984)	(485,511)	(201,530)	(67,864)	(626,344)
Surrenders for benefit payments and fees	(570,423)	(998,461)	(298,267)	(451,406)	(78,098)
Other transactions	(78)	(26)	—	—	25
Death benefits	(75,116)	(250,071)	(11,952)	(238,832)	—
Net loan activity	15,684	(61,165)	18,596	(14,309)	(36,754)
Cost of insurance and other fees	(447,756)	(667,853)	(86,343)	(438,954)	(93,001)

Net increase (decrease) in net assets resulting from unit transactions	(612,501)	(2,463,087)	(372,633)	(670,762)	(668,927)

Net increase (decrease) in net assets	2,528,551	2,806,631	697,269	3,625,752	(240,256)

Net assets:
Beginning of period	16,649,753	28,129,101	4,084,265	17,083,664	4,828,326
End of period	$19,178,304	$30,935,732	$4,781,534	$20,709,416	$4,588,070

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$608,075	$1,743	$564,323	$874,270	$681,841
Net realized gain (loss) on security transactions	(87,097)	2,750	883,771	1,761,573	2,109,126
Net realized gain distributions	—	9,634	2,955,770	16,266,102	5,044,306
Change in unrealized appreciation (depreciation)	(122,118)	8,445	5,375,314	6,380,823	19,051,917

Net increase (decrease) in net assets resulting from operations	398,860	22,572	9,779,178	25,282,768	26,887,190

Unit transactions:
Purchases	819,816	—	1,054,669	3,959,366	2,637,403
Net transfers	817,610	—	137,429	(3,665,186)	(2,508,116)
Surrenders for benefit payments and fees	(773,238)	—	(832,830)	(3,703,463)	(3,481,520)
Other transactions	(54)	—	4	(341)	(63)
Death benefits	(282,545)	—	(1,252,505)	(1,849,315)	(1,814,596)
Net loan activity	267,607	—	47,404	(519,436)	42,433
Cost of insurance and other fees	(455,550)	(9,998)	(1,959,677)	(4,993,727)	(2,526,760)

Net increase (decrease) in net assets resulting from unit transactions	393,646	(9,998)	(2,805,506)	(10,772,102)	(7,651,219)

Net increase (decrease) in net assets	792,506	12,574	6,973,672	14,510,666	19,235,971

Net assets:
Beginning of period	17,154,506	162,357	51,315,162	175,360,790	108,050,830
End of period	$17,947,012	$174,931	$58,288,834	$189,871,456	$127,286,801

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,610,575	$437,334	$—	$—	$—
Net realized gain (loss) on security transactions	1,980,734	1,229,712	1,517,163	1,414,848	2,384
Net realized gain distributions	6,074,753	—	11,631,805	3,779,518	58,465
Change in unrealized appreciation (depreciation)	24,181,347	1,550,271	(6,231,656)	(4,642,420)	(33,057)

Net increase (decrease) in net assets resulting from operations	33,847,409	3,217,317	6,917,312	551,946	27,792

Unit transactions:
Purchases	2,797,927	728,764	652,944	329,348	21,767
Net transfers	(4,984,754)	2,553,468	(1,876,396)	(3,098,248)	1,149
Surrenders for benefit payments and fees	(2,193,142)	(2,223,976)	(693,445)	(745,307)	(1,992)
Other transactions	76	(119)	(372)	131	—
Death benefits	(1,274,641)	(741,222)	(686,014)	(142,034)	—
Net loan activity	(582,836)	(8,988)	79,849	(70,130)	—
Cost of insurance and other fees	(3,503,523)	(961,753)	(1,750,662)	(835,486)	(5,468)

Net increase (decrease) in net assets resulting from unit transactions	(9,740,893)	(653,826)	(4,274,096)	(4,561,726)	15,456

Net increase (decrease) in net assets	24,106,516	2,563,491	2,643,216	(4,009,780)	43,248

Net assets:
Beginning of period	110,135,073	40,797,488	70,585,956	32,982,871	687,021
End of period	$134,241,589	$43,360,979	$73,229,172	$28,973,091	$730,269

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$727,581	$2,713,113	$206,460	$—	$1,002
Net realized gain (loss) on security transactions	2,638,316	54,149	(38,437)	215,471	1,053
Net realized gain distributions	2,229,686	2,769,928	—	929,545	—
Change in unrealized appreciation (depreciation)	8,062,132	(6,515,066)	(222,806)	(256,232)	51,256

Net increase (decrease) in net assets resulting from operations	13,657,715	(977,876)	(54,783)	888,784	53,311

Unit transactions:
Purchases	1,082,403	4,150,907	2,542,590	104,448	—
Net transfers	(838,257)	7,137,307	(347,348)	(400,547)	(431)
Surrenders for benefit payments and fees	(1,824,784)	(3,768,867)	(1,219,937)	—	—
Other transactions	135	1,035	(56)	26	—
Death benefits	(2,100,524)	(1,400,659)	(371,569)	(11,919)	—
Net loan activity	(71,682)	(191,637)	1,298,318	(2)	—
Cost of insurance and other fees	(2,459,790)	(3,490,136)	(2,489,116)	(148,220)	(6,575)

Net increase (decrease) in net assets resulting from unit transactions	(6,212,499)	2,437,950	(587,118)	(456,214)	(7,006)

Net increase (decrease) in net assets	7,445,216	1,460,074	(641,901)	432,570	46,305

Net assets:
Beginning of period	57,130,631	109,065,762	30,591,122	7,638,982	192,735
End of period	$64,575,847	$110,525,836	$29,949,221	$8,071,552	$239,040

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$136,068	$162,420	$6,915	$163	$797
Net realized gain (loss) on security transactions	6,214	206,742	8,699	30	1,431
Net realized gain distributions	135,536	—	23,686	33	—
Change in unrealized appreciation (depreciation)	121,388	2,399,511	212,931	1,146	16,399

Net increase (decrease) in net assets resulting from operations	399,206	2,768,673	252,231	1,372	18,627

Unit transactions:
Purchases	152,098	150,015	—	—	3,110
Net transfers	(186,761)	(294,664)	—	—	—
Surrenders for benefit payments and fees	(148,486)	(69,467)	(22,741)	—	—
Other transactions	—	(26)	—	—	—
Death benefits	(10,035)	(229,606)	—	—	—
Net loan activity	38,719	3,047	(11,454)	—	—
Cost of insurance and other fees	(102,423)	(236,789)	(31,406)	(89)	(4,501)

Net increase (decrease) in net assets resulting from unit transactions	(256,888)	(677,490)	(65,601)	(89)	(1,391)

Net increase (decrease) in net assets	142,318	2,091,183	186,630	1,283	17,236

Net assets:
Beginning of period	4,215,368	8,602,268	936,637	7,417	63,942
End of period	$4,357,686	$10,693,451	$1,123,267	$8,700	$81,178

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$28,347	$38,245	$186,135	$14,594	$19,640
Net realized gain (loss) on security transactions	11,185	54,180	373,355	(826)	310,839
Net realized gain distributions	—	—	983,006	—	621,623
Change in unrealized appreciation (depreciation)	206,867	591,694	(698,242)	654,898	1,181,032

Net increase (decrease) in net assets resulting from operations	246,399	684,119	844,254	668,666	2,133,134

Unit transactions:
Purchases	63,404	112,780	594,755	—	407,171
Net transfers	(92,529)	(80,543)	(480,683)	(819)	381,071
Surrenders for benefit payments and fees	(133,834)	(146,079)	(565,853)	(11,085)	(630,593)
Other transactions	—	25	25	—	—
Death benefits	(2,045)	(15,022)	(180,283)	(92,511)	(285,888)
Net loan activity	16,766	(17,987)	106,249	(71)	(5,823)
Cost of insurance and other fees	(22,117)	(73,990)	(307,327)	(73,070)	(223,380)

Net increase (decrease) in net assets resulting from unit transactions	(170,355)	(220,816)	(833,117)	(177,556)	(357,442)

Net increase (decrease) in net assets	76,044	463,303	11,137	491,110	1,775,692

Net assets:
Beginning of period	1,022,301	2,473,206	14,534,461	2,940,889	10,386,249
End of period	$1,098,345	$2,936,509	$14,545,598	$3,431,999	$12,161,941

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$428,859	$33,468	$10,755	$49,573	$—
Net realized gain (loss) on security transactions	54,875	67,759	32,895	142,527	226,930
Net realized gain distributions	226,888	466,146	55,556	508,368	607,571
Change in unrealized appreciation (depreciation)	(290,776)	493,862	218,209	505,341	83,803

Net increase (decrease) in net assets resulting from operations	419,846	1,061,235	317,415	1,205,809	918,304

Unit transactions:
Purchases	428,584	81,776	62,767	123,904	192,461
Net transfers	1,550,182	430,373	(88,438)	(282,240)	(285,195)
Surrenders for benefit payments and fees	(435,029)	(1,084)	(113,328)	(55,717)	(71,086)
Other transactions	(25)	—	—	—	—
Death benefits	(78,044)	(151,405)	—	(11,122)	—
Net loan activity	137,731	5,537	18,848	(920)	12,931
Cost of insurance and other fees	(307,371)	(94,125)	(16,530)	(115,583)	(78,706)

Net increase (decrease) in net assets resulting from unit transactions	1,296,028	271,072	(136,681)	(341,678)	(229,595)

Net increase (decrease) in net assets	1,715,874	1,332,307	180,734	864,131	688,709

Net assets:
Beginning of period	12,458,276	4,225,636	1,189,681	4,227,212	3,979,402
End of period	$14,174,150	$5,557,943	$1,370,415	$5,091,343	$4,668,111

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$42,413	$—	$835,666	$291,761	$499,468
Net realized gain (loss) on security transactions	71,471	118,170	103,307	217,620	815,738
Net realized gain distributions	213,259	642,981	2,265	777,121	831,745
Change in unrealized appreciation (depreciation)	1,265,356	(680,519)	(1,204,333)	833,519	6,209,245

Net increase (decrease) in net assets resulting from operations	1,592,499	80,632	(263,095)	2,120,021	8,356,196

Unit transactions:
Purchases	133,907	20,616	1,559,404	370,606	1,292,000
Net transfers	56,365	226,512	1,103,333	47,947	(155,585)
Surrenders for benefit payments and fees	(56,654)	(6,692)	(1,280,989)	(202,297)	(1,554,689)
Other transactions	—	—	61	52	(1)
Death benefits	(58,224)	(175,309)	(570,198)	(222,085)	(620,328)
Net loan activity	18,846	(1,316)	19,945	742	163,441
Cost of insurance and other fees	(138,801)	(100,908)	(1,124,761)	(482,498)	(737,479)

Net increase (decrease) in net assets resulting from unit transactions	(44,561)	(37,097)	(293,205)	(487,533)	(1,612,641)

Net increase (decrease) in net assets	1,547,938	43,535	(556,300)	1,632,488	6,743,555

Net assets:
Beginning of period	5,914,323	3,900,186	31,851,565	15,184,393	33,281,559
End of period	$7,462,261	$3,943,721	$31,295,265	$16,816,881	$40,025,114

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$14,479	$11,880	$—
Net realized gain (loss) on security transactions	265,227	238,324	31,029	409,141	159,996
Net realized gain distributions	220,675	279,079	164,604	415,385	263,415
Change in unrealized appreciation (depreciation)	349,218	237,882	457,081	446,706	44,785

Net increase (decrease) in net assets resulting from operations	835,120	755,285	667,193	1,283,112	468,196

Unit transactions:
Purchases	—	71,595	29,472	146,551	—
Net transfers	(494,102)	(300,036)	(35,069)	(324,009)	(43,394)
Surrenders for benefit payments and fees	—	(139,838)	(66,172)	(218,425)	(384,159)
Other transactions	—	—	—	—	—
Death benefits	(161,676)	(135,019)	(10,188)	(313,544)	—
Net loan activity	—	(1,234)	(22,820)	83,830	(1,170)
Cost of insurance and other fees	(86,311)	(100,354)	(40,400)	(120,880)	(74,313)

Net increase (decrease) in net assets resulting from unit transactions	(742,089)	(604,886)	(145,177)	(746,477)	(503,036)

Net increase (decrease) in net assets	93,031	150,399	522,016	536,635	(34,840)

Net assets:
Beginning of period	4,158,046	5,356,379	2,534,083	5,990,337	3,275,970
End of period	$4,251,077	$5,506,778	$3,056,099	$6,526,972	$3,241,130

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,827	$211,754	$1,927	$57,834	$15,155
Net realized gain (loss) on security transactions	(65,971)	233,754	1,148	71,512	59,162
Net realized gain distributions	—	567,603	5,406	152,196	90,741
Change in unrealized appreciation (depreciation)	(53,531)	2,636,788	19,181	420,743	48,773

Net increase (decrease) in net assets resulting from operations	(104,675)	3,649,899	27,662	702,285	213,831

Unit transactions:
Purchases	—	—	—	87,379	—
Net transfers	—	(82,798)	(2)	(4,165)	(52,509)
Surrenders for benefit payments and fees	—	(361,378)	—	(166,639)	(130,506)
Other transactions	—	—	—	—	—
Death benefits	(3,255)	(142,850)	—	(23,099)	—
Net loan activity	—	(3,007)	—	(1,615)	(76)
Cost of insurance and other fees	(195,770)	(468,117)	(11,761)	(187,282)	(35,775)

Net increase (decrease) in net assets resulting from unit transactions	(199,025)	(1,058,150)	(11,763)	(295,421)	(218,866)

Net increase (decrease) in net assets	(303,700)	2,591,749	15,899	406,864	(5,035)

Net assets:
Beginning of period	1,704,148	13,492,377	198,881	5,489,681	1,195,484
End of period	$1,400,448	$16,084,126	$214,780	$5,896,545	$1,190,449

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$299,442	$122,368	$126,947	$2,163	$28,406
Net realized gain (loss) on security transactions	(54,713)	(74,761)	195,924	3,800	(9,011)
Net realized gain distributions	—	343,032	329,747	4,597	16,379
Change in unrealized appreciation (depreciation)	71,712	(728,995)	166,071	(22,294)	147,204

Net increase (decrease) in net assets resulting from operations	316,441	(338,356)	818,689	(11,734)	182,978

Unit transactions:
Purchases	108,845	153,439	166,962	—	—
Net transfers	348,742	(434,253)	(835,127)	(1,759)	—
Surrenders for benefit payments and fees	(42,920)	(63,543)	(68,397)	—	(4,772)
Other transactions	—	—	—	—	—
Death benefits	(55,359)	(28,232)	(56,339)	—	—
Net loan activity	1,678	6,681	(17,228)	(6)	(19)
Cost of insurance and other fees	(165,060)	(285,254)	(344,270)	(8,281)	(134,929)

Net increase (decrease) in net assets resulting from unit transactions	195,926	(651,162)	(1,154,399)	(10,046)	(139,720)

Net increase (decrease) in net assets	512,367	(989,518)	(335,710)	(21,780)	43,258

Net assets:
Beginning of period	5,969,725	7,796,814	8,961,246	310,682	1,215,451
End of period	$6,482,092	$6,807,296	$8,625,536	$288,902	$1,258,709

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,330	$4	$61,997	$12,552	$39,371
Net realized gain (loss) on security transactions	9,982	—	429,638	(7,354)	97,037
Net realized gain distributions	53,220	—	1,658,058	—	72,906
Change in unrealized appreciation (depreciation)	101,070	—	1,727,384	492,388	(408,487)

Net increase (decrease) in net assets resulting from operations	169,602	4	3,877,077	497,586	(199,173)

Unit transactions:
Purchases	—	—	198,935	23,206	163,327
Net transfers	—	—	(644,020)	344,655	(22,352)
Surrenders for benefit payments and fees	—	—	(190,420)	(7,842)	(235,741)
Other transactions	—	—	—	—	—
Death benefits	—	—	(238,507)	(123,314)	(12,458)
Net loan activity	(14)	—	(2,769)	6,170	16,248
Cost of insurance and other fees	(24,547)	(784)	(518,234)	(49,613)	(69,142)

Net increase (decrease) in net assets resulting from unit transactions	(24,561)	(784)	(1,395,015)	193,262	(160,118)

Net increase (decrease) in net assets	145,041	(780)	2,482,062	690,848	(359,291)

Net assets:
Beginning of period	549,689	39,092	16,809,411	1,250,496	3,416,463
End of period	$694,730	$38,312	$19,291,473	$1,941,344	$3,057,172

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$140,985	$—	$84,933	$10,839	$1,696
Net realized gain (loss) on security transactions	2,599	(424,100)	374	61	(101)
Net realized gain distributions	—	—	—	17,966	—
Change in unrealized appreciation (depreciation)	154,468	(567,567)	272,429	(29,804)	(2,284)

Net increase (decrease) in net assets resulting from operations	298,052	(991,667)	357,736	(938)	(689)

Unit transactions:
Purchases	392,812	964,098	339,531	3,612	—
Net transfers	16,103	303,336	(1,843)	—	—
Surrenders for benefit payments and fees	(302,965)	(934,988)	(147,298)	—	—
Other transactions	(26)	—	—	—	—
Death benefits	(133,407)	(364,111)	(12,686)	—	—
Net loan activity	27,138	185,558	3,491	—	—
Cost of insurance and other fees	(186,660)	(551,492)	(225,037)	(6,586)	(971)

Net increase (decrease) in net assets resulting from unit transactions	(187,005)	(397,599)	(43,842)	(2,974)	(971)

Net increase (decrease) in net assets	111,047	(1,389,266)	313,894	(3,912)	(1,660)

Net assets:
Beginning of period	7,128,559	19,815,067	7,331,796	280,809	34,177
End of period	$7,239,606	$18,425,801	$7,645,690	$276,897	$32,517

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$269	$—	$41	$—	$1,232,808
Net realized gain (loss) on security transactions	211	808,924	—	1,292,853	2,649,260
Net realized gain distributions	—	3,841,761	—	2,214,018	6,943,470
Change in unrealized appreciation (depreciation)	462	(5,836,916)	—	1,476,462	13,147,802

Net increase (decrease) in net assets resulting from operations	942	(1,186,231)	41	4,983,333	23,973,340

Unit transactions:
Purchases	—	158,096	6,722	293,787	891,969
Net transfers	—	226,717	1,202	(809,928)	(2,059,240)
Surrenders for benefit payments and fees	—	(205,442)	—	(242,143)	(2,433,095)
Other transactions	—	—	—	26	41
Death benefits	—	(313,116)	—	(955,984)	(1,765,744)
Net loan activity	—	(24,337)	—	(74,896)	7,217
Cost of insurance and other fees	(939)	(174,012)	(3,432)	(1,064,688)	(2,577,520)

Net increase (decrease) in net assets resulting from unit transactions	(939)	(332,094)	4,492	(2,853,826)	(7,936,372)

Net increase (decrease) in net assets	3	(1,518,325)	4,533	2,129,507	16,036,968

Net assets:
Beginning of period	30,990	10,712,014	89,427	23,003,098	86,824,837
End of period	$30,993	$9,193,689	$93,960	$25,132,605	$102,861,805

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$37,044	$17,466	$25,323	$116,542	$344
Net realized gain (loss) on security transactions	11,004	46,071	(36,512)	337,448	363
Net realized gain distributions	268,123	—	—	362,833	1,271
Change in unrealized appreciation (depreciation)	128,199	1,686,391	(286,820)	1,463,143	4,996

Net increase (decrease) in net assets resulting from operations	444,370	1,749,928	(298,009)	2,279,966	6,974

Unit transactions:
Purchases	58,744	163,966	204,947	118,460	1,557
Net transfers	493,025	(231,129)	(123,987)	(154,575)	2,450
Surrenders for benefit payments and fees	(20,005)	(51,860)	(85,046)	(451,002)	—
Other transactions	—	26	—	—	—
Death benefits	—	(37,976)	(5,392)	(60,725)	—
Net loan activity	—	(1,796)	229,943	23,106	15,083
Cost of insurance and other fees	(52,384)	(145,374)	(138,368)	(199,496)	(2,571)

Net increase (decrease) in net assets resulting from unit transactions	479,380	(304,143)	82,097	(724,232)	16,519

Net increase (decrease) in net assets	923,750	1,445,785	(215,912)	1,555,734	23,493

Net assets:
Beginning of period	1,776,784	6,426,705	4,152,958	8,622,816	46,937
End of period	$2,700,534	$7,872,490	$3,937,046	$10,178,550	$70,430

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$414	$85,240	$39,677	$19,460	$2,646
Net realized gain (loss) on security transactions	254	(2,728)	(127,606)	11,124	3,468
Net realized gain distributions	1,419	—	133,035	60,009	1,667
Change in unrealized appreciation (depreciation)	4,256	9,226	(161,862)	48,394	10,000

Net increase (decrease) in net assets resulting from operations	6,343	91,738	(116,756)	138,987	17,781

Unit transactions:
Purchases	277	56,817	24,625	25,705	8,132
Net transfers	—	795,782	(320,875)	(468)	(55,722)
Surrenders for benefit payments and fees	—	(9,904)	(390,371)	(367)	—
Other transactions	—	—	—	—	—
Death benefits	—	(9,224)	(707,099)	—	(1,428)
Net loan activity	—	(148)	233	(6,036)	4,916
Cost of insurance and other fees	(541)	(54,889)	(50,797)	(31,712)	(1,633)

Net increase (decrease) in net assets resulting from unit transactions	(264)	778,434	(1,444,284)	(12,878)	(45,735)

Net increase (decrease) in net assets	6,079	870,172	(1,561,040)	126,109	(27,954)

Net assets:
Beginning of period	50,409	1,708,745	2,979,598	1,588,288	174,494
End of period	$56,488	$2,578,917	$1,418,558	$1,714,397	$146,540

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)
	Sub-Account	Sub-Account	Sub-Account(1)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,148	$937	$—	$—	$314
Net realized gain (loss) on security transactions	3,964	35,890	—	226,610	422
Net realized gain distributions	28,420	62,457	—	330,570	—
Change in unrealized appreciation (depreciation)	47,106	72,570	—	147,321	8,382

Net increase (decrease) in net assets resulting from operations	81,638	171,854	—	704,501	9,118

Unit transactions:
Purchases	22,536	2,925	—	182,759	407
Net transfers	262,639	521,727	—	(315,716)	18,478
Surrenders for benefit payments and fees	(585)	—	—	(207,275)	—
Other transactions	—	—	—	—	—
Death benefits	—	(135,626)	—	—	—
Net loan activity	75	—	—	(1,759)	—
Cost of insurance and other fees	(8,597)	(12,759)	—	(107,749)	(819)

Net increase (decrease) in net assets resulting from unit transactions	276,068	376,267	—	(449,740)	18,066

Net increase (decrease) in net assets	357,706	548,121	—	254,761	27,184

Net assets:
Beginning of period	122,969	552,734	—	3,334,777	29,985
End of period	$480,675	$1,100,855	$—	$3,589,538	$57,169

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2021

	Invesco V.I. High Yield Fund (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,116	$—
Net realized gain (loss) on security transactions	15	174,899
Net realized gain distributions	—	681,936
Change in unrealized appreciation (depreciation)	(152)	245,161

Net increase (decrease) in net assets resulting from operations	979	1,101,996

Unit transactions:
Purchases	—	—
Net transfers	1,264	(331,779)
Surrenders for benefit payments and fees	—	(2,694)
Other transactions	—	—
Death benefits	—	(3,355)
Net loan activity	—	(6,311)
Cost of insurance and other fees	(427)	(132,347)

Net increase (decrease) in net assets resulting from unit transactions	837	(476,486)

Net increase (decrease) in net assets	1,816	625,510

Net assets:
Beginning of period	22,109	6,043,327
End of period	$23,925	$6,668,837

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio (Class B)	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$21,593	$10,415	$51,979	$71,412	$994,883
Net realized gain (loss) on security transactions	(29,652)	24,252	(145,845)	(216,134)	711,753
Net realized gain distributions	30,770	81,316	—	439,908	274,306
Change in unrealized appreciation (depreciation)	63,481	138,222	119,317	5,533	5,181,678

Net increase (decrease) in net assets resulting from operations	86,192	254,205	25,451	300,719	7,162,620

Unit transactions:
Purchases	45,905	—	—	443,223	1,321,037
Net transfers	83,234	(32,640)	(164,974)	(146,424)	(280,812)
Surrenders for benefit payments and fees	(64,365)	(34,258)	(74,008)	(99,094)	(787,052)
Other transactions	—	—	—	—	(28)
Death benefits	—	—	(9,748)	(115,813)	(1,156,763)
Net loan activity	(109)	(3,131)	(1,374)	(27,506)	(8,001)
Cost of insurance and other fees	(20,768)	(16,562)	(105,426)	(281,574)	(1,891,538)

Net increase (decrease) in net assets resulting from unit transactions	43,897	(86,591)	(355,530)	(227,188)	(2,803,157)

Net increase (decrease) in net assets	130,089	167,614	(330,079)	73,531	4,359,463

Net assets:
Beginning of period	1,094,238	893,707	4,117,169	10,929,260	60,814,972
End of period	$1,224,327	$1,061,321	$3,787,090	$11,002,791	$65,174,435

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	American Funds IS Washington Mutual Investors Fund (Class 2)	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Capital World Bond Fund (Class 2)	American Funds IS Capital World Growth and Income Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$579,790	$953,455	$34,010	$99,521	$145,292
Net realized gain (loss) on security transactions	102,895	175,780	14,051	110,123	1,278,537
Net realized gain distributions	393,810	427,376	47,507	189,060	1,157,052
Change in unrealized appreciation (depreciation)	1,755,913	2,549,189	169,118	342,099	8,807,358

Net increase (decrease) in net assets resulting from operations	2,832,408	4,105,800	264,686	740,803	11,388,239

Unit transactions:
Purchases	754,608	1,714,218	159,853	325,008	749,832
Net transfers	169,896	1,620,766	(89,344)	372,175	(1,223,370)
Surrenders for benefit payments and fees	(565,893)	(1,058,043)	(89,934)	(245,599)	(386,954)
Other transactions	54	279	—	—	468
Death benefits	(791,432)	(114,454)	(11,819)	(23,153)	(1,557,841)
Net loan activity	(1,304)	(72,029)	9,081	9,949	(150,236)
Cost of insurance and other fees	(843,757)	(1,322,278)	(67,990)	(199,573)	(1,070,617)

Net increase (decrease) in net assets resulting from unit transactions	(1,277,828)	768,459	(90,153)	238,807	(3,638,718)

Net increase (decrease) in net assets	1,554,580	4,874,259	174,533	979,610	7,749,521

Net assets:
Beginning of period	35,556,301	42,436,050	2,774,469	8,004,444	40,833,421
End of period	$37,110,881	$47,310,309	$2,949,002	$8,984,054	$48,582,942

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$39,427	$554,678	$1,684,253	$372,097	$14,695
Net realized gain (loss) on security transactions	629,241	4,892,156	1,411,991	309,653	347,351
Net realized gain distributions	1,472,089	4,111,620	3,230,674	—	216,834
Change in unrealized appreciation (depreciation)	4,589,053	68,355,614	10,038,651	7,541,862	4,055,980

Net increase (decrease) in net assets resulting from operations	6,729,810	77,914,068	16,365,569	8,223,612	4,634,860

Unit transactions:
Purchases	605,521	3,694,746	2,525,967	1,996,324	602,553
Net transfers	(1,150,216)	(4,193,689)	(538,161)	(496,534)	(598,198)
Surrenders for benefit payments and fees	(508,757)	(3,168,913)	(1,874,965)	(1,112,484)	(477,618)
Other transactions	399	861	1,156	(23)	—
Death benefits	(349,449)	(2,485,979)	(2,348,376)	(562,840)	(156,979)
Net loan activity	(78,966)	(490,049)	(270,982)	(165,850)	(142,926)
Cost of insurance and other fees	(754,917)	(4,725,587)	(3,469,718)	(1,492,395)	(548,063)

Net increase (decrease) in net assets resulting from unit transactions	(2,236,385)	(11,368,610)	(5,975,079)	(1,833,802)	(1,321,231)

Net increase (decrease) in net assets	4,493,425	66,545,458	10,390,490	6,389,810	3,313,629

Net assets:
Beginning of period	24,482,321	157,588,645	127,661,963	60,221,885	21,042,255
End of period	$28,975,746	$224,134,103	$138,052,453	$66,611,695	$24,355,884

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,772	$168	$314,169	$49,108	$28,206
Net realized gain (loss) on security transactions	(3,223)	1,492	(103,089)	6,025	37,107
Net realized gain distributions	7,627	5,280	795,679	183,277	123,322
Change in unrealized appreciation (depreciation)	69,971	104,656	56,922	307,991	238,255

Net increase (decrease) in net assets resulting from operations	83,147	111,596	1,063,681	546,401	426,890

Unit transactions:
Purchases	—	399	429,051	59,481	104,029
Net transfers	(1)	(2,861)	(213,360)	274,137	789,709
Surrenders for benefit payments and fees	(18,935)	—	(113,149)	—	(278,835)
Other transactions	—	—	55	—	—
Death benefits	(3)	—	(76,474)	—	(67,615)
Net loan activity	(83)	—	1,518	(15)	(4)
Cost of insurance and other fees	(23,045)	(3,697)	(811,179)	(136,162)	(121,779)

Net increase (decrease) in net assets resulting from unit transactions	(42,067)	(6,159)	(783,538)	197,441	425,505

Net increase (decrease) in net assets	41,080	105,437	280,143	743,842	852,395

Net assets:
Beginning of period	598,152	346,551	19,082,554	4,185,434	2,116,014
End of period	$639,232	$451,988	$19,362,697	$4,929,276	$2,968,409

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$61,013	$44,980	$800	$23,357	$82,574
Net realized gain (loss) on security transactions	197,617	—	105,017	591,219	(17,760)
Net realized gain distributions	310,652	—	174,860	159,597	—
Change in unrealized appreciation (depreciation)	448,208	—	9,296	7,633,291	3,684,825

Net increase (decrease) in net assets resulting from operations	1,017,490	44,980	289,973	8,407,464	3,749,639

Unit transactions:
Purchases	212,577	3,629,128	22,563	931,033	968,073
Net transfers	120,211	13,241,362	(673,216)	382,539	(959,513)
Surrenders for benefit payments and fees	(673,645)	(12,439,513)	(42,406)	(899,068)	(712,995)
Other transactions	—	(507)	—	(26)	—
Death benefits	—	(416,915)	(1,653)	(136,721)	(157,985)
Net loan activity	(2)	(55,788)	—	(85,184)	(151,372)
Cost of insurance and other fees	(141,912)	(1,901,794)	(25,239)	(915,346)	(647,572)

Net increase (decrease) in net assets resulting from unit transactions	(482,771)	2,055,973	(719,951)	(722,773)	(1,661,364)

Net increase (decrease) in net assets	534,719	2,100,953	(429,978)	7,684,691	2,088,275

Net assets:
Beginning of period	6,396,737	17,842,230	1,745,490	28,492,570	22,717,551
End of period	$6,931,456	$19,943,183	$1,315,512	$36,177,261	$24,805,826

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)	Franklin DynaTech VIP Fund (Class 2)	Franklin Income VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,743	$5,162	$790	$—	$1,380,264
Net realized gain (loss) on security transactions	2,173	522	(31,487)	24,111	(102,947)
Net realized gain distributions	1,746	1,656	7,711	89,425	19,551
Change in unrealized appreciation (depreciation)	54,389	5,029	(2,526)	475,430	(1,141,058)

Net increase (decrease) in net assets resulting from operations	60,051	12,369	(25,512)	588,966	155,810

Unit transactions:
Purchases	—	—	3,420	72,659	1,031,177
Net transfers	38	(626)	(66,918)	198,831	39,858
Surrenders for benefit payments and fees	—	(12,285)	(7,013)	(20,843)	(321,113)
Other transactions	—	—	—	—	78
Death benefits	—	—	—	—	(234,196)
Net loan activity	(154)	(34,026)	—	(500)	(68,290)
Cost of insurance and other fees	(16,735)	(5,324)	(1,210)	(39,072)	(866,897)

Net increase (decrease) in net assets resulting from unit transactions	(16,851)	(52,261)	(71,721)	211,075	(419,383)

Net increase (decrease) in net assets	43,200	(39,892)	(97,233)	800,041	(263,573)

Net assets:
Beginning of period	405,292	215,225	159,539	1,250,974	25,461,203
End of period	$448,492	$175,333	$62,306	$2,051,015	$25,197,630

The accompanying notes are an integral part of these financial statements.
SA-81

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Rising Dividends VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$352,298	$744,904	$42,707	$208,363	$—
Net realized gain (loss) on security transactions	(346,412)	(379,666)	(8,821)	(252,255)	23,181
Net realized gain distributions	282,177	1,035,618	181,114	886,221	458,506
Change in unrealized appreciation (depreciation)	(1,173,141)	(3,398,266)	322,568	57,459	1,147,469

Net increase (decrease) in net assets resulting from operations	(885,078)	(1,997,410)	537,568	899,788	1,629,156

Unit transactions:
Purchases	660,342	390	211,798	567,758	151,886
Net transfers	(5,107)	(1,085,422)	(75,213)	246,382	512,179
Surrenders for benefit payments and fees	(253,311)	(776,634)	(49,288)	(224,394)	(265,772)
Other transactions	(27)	52	—	—	—
Death benefits	(420,350)	(149,155)	(6,472)	(107,450)	(140,494)
Net loan activity	(91,740)	(100,033)	(50,559)	(121,225)	(13,080)
Cost of insurance and other fees	(434,205)	(705,892)	(94,997)	(413,446)	(87,843)

Net increase (decrease) in net assets resulting from unit transactions	(544,398)	(2,816,694)	(64,731)	(52,375)	156,876

Net increase (decrease) in net assets	(1,429,476)	(4,814,104)	472,837	847,413	1,786,032

Net assets:
Beginning of period	18,079,229	32,943,205	3,611,428	16,236,251	3,042,294
End of period	$16,649,753	$28,129,101	$4,084,265	$17,083,664	$4,828,326

The accompanying notes are an integral part of these financial statements.
SA-82

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$840,071	$2,118	$805,430	$1,459,699	$321,330
Net realized gain (loss) on security transactions	(174,256)	3,657	643,410	(233,017)	228,512
Net realized gain distributions	—	8,621	2,499,109	11,459,906	2,964,541
Change in unrealized appreciation (depreciation)	(60,928)	8,466	1,265,553	19,065,133	10,865,148

Net increase (decrease) in net assets resulting from operations	604,887	22,862	5,213,502	31,751,721	14,379,531

Unit transactions:
Purchases	911,882	—	1,089,189	4,170,808	1,798,030
Net transfers	(42,659)	(8)	(1,565,883)	(4,361,198)	57,189,880
Surrenders for benefit payments and fees	(784,183)	(7,584)	(1,326,873)	(2,973,718)	(1,714,842)
Other transactions	(28)	—	1	202	(107)
Death benefits	(392,734)	—	(1,167,148)	(1,882,366)	(909,587)
Net loan activity	(18,346)	—	(54,488)	(296,237)	(128,903)
Cost of insurance and other fees	(556,609)	(9,453)	(2,092,276)	(5,139,669)	(1,555,098)

Net increase (decrease) in net assets resulting from unit transactions	(882,677)	(17,045)	(5,117,478)	(10,482,178)	54,679,373

Net increase (decrease) in net assets	(277,790)	5,817	96,024	21,269,543	69,058,904

Net assets:
Beginning of period	17,432,296	156,540	51,219,138	154,091,247	38,991,926
End of period	$17,154,506	$162,357	$51,315,162	$175,360,790	$108,050,830

The accompanying notes are an integral part of these financial statements.
SA-83

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Small Cap Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,909,015	$653,970	$30,172	$—	$—
Net realized gain (loss) on security transactions	(457,158)	354,784	674,957	496,595	72
Net realized gain distributions	4,850,333	—	4,961,608	3,383,542	20,900
Change in unrealized appreciation (depreciation)	1,622,630	5,908,902	8,556,780	7,705,622	142,353

Net increase (decrease) in net assets resulting from operations	7,924,820	6,917,656	14,223,517	11,585,759	163,325

Unit transactions:
Purchases	2,628,808	903,719	552,439	407,621	22,703
Net transfers	4,835,291	(104,680)	6,596,161	129,985	(51,259)
Surrenders for benefit payments and fees	(1,836,337)	(467,905)	(673,265)	(242,485)	(9,387)
Other transactions	357	183	356	(101)	—
Death benefits	(1,346,404)	(708,600)	(670,528)	(1,121,202)	—
Net loan activity	(130,428)	(27,268)	(6,854)	(16,593)	(16,914)
Cost of insurance and other fees	(3,362,331)	(952,728)	(1,712,297)	(745,906)	(5,568)

Net increase (decrease) in net assets resulting from unit transactions	788,956	(1,357,279)	4,086,012	(1,588,681)	(60,425)

Net increase (decrease) in net assets	8,713,776	5,560,377	18,309,529	9,997,078	102,900

Net assets:
Beginning of period	101,421,297	35,237,111	52,276,427	22,985,793	584,121
End of period	$110,135,073	$40,797,488	$70,585,956	$32,982,871	$687,021

The accompanying notes are an integral part of these financial statements.
SA-84

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$869,223	$3,467,465	$595,332	$3,547	$1,525
Net realized gain (loss) on security transactions	2,441,863	192,969	36,008	309,280	(783)
Net realized gain distributions	3,523,482	207,788	—	370,066	1,625
Change in unrealized appreciation (depreciation)	(744,948)	4,137,616	(261,139)	1,190,151	(513)

Net increase (decrease) in net assets resulting from operations	6,089,620	8,005,838	370,201	1,873,044	1,854

Unit transactions:
Purchases	996,975	3,817,928	2,404,207	58,517	—
Net transfers	(1,257,666)	14,437,331	5,916,931	417,577	2,035
Surrenders for benefit payments and fees	(1,281,218)	(2,074,507)	(380,797)	(7,687)	—
Other transactions	(402)	(891)	(494)	—	—
Death benefits	(2,754,004)	(993,232)	(382,605)	—	—
Net loan activity	(92,341)	(292,883)	207,862	(5)	—
Cost of insurance and other fees	(2,549,367)	(3,647,675)	(2,156,668)	(143,228)	(4,625)

Net increase (decrease) in net assets resulting from unit transactions	(6,938,023)	11,246,071	5,608,436	325,174	(2,590)

Net increase (decrease) in net assets	(848,403)	19,251,909	5,978,637	2,198,218	(736)

Net assets:
Beginning of period	57,979,034	89,813,853	24,612,485	5,440,764	193,471
End of period	$57,130,631	$109,065,762	$30,591,122	$7,638,982	$192,735

The accompanying notes are an integral part of these financial statements.
SA-85

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. Diversified Dividend Fund (Series II)	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$303,098	$164,006	$11,549	$195	$716
Net realized gain (loss) on security transactions	(58,550)	(81,386)	32,510	19	316
Net realized gain distributions	195,394	203,921	199,221	177	888
Change in unrealized appreciation (depreciation)	(75,747)	(498,936)	(126,331)	(410)	5,255

Net increase (decrease) in net assets resulting from operations	364,195	(212,395)	116,949	(19)	7,175

Unit transactions:
Purchases	177,022	180,057	—	—	3,110
Net transfers	(371,387)	(184,125)	(230,232)	—	(14)
Surrenders for benefit payments and fees	(27,603)	(4,565)	(41,323)	—	—
Other transactions	—	26	—	—	—
Death benefits	(62,139)	(225,826)	—	—	—
Net loan activity	14,667	(3,246)	(2,520)	—	—
Cost of insurance and other fees	(131,164)	(231,194)	(16,311)	(81)	(3,780)

Net increase (decrease) in net assets resulting from unit transactions	(400,604)	(468,873)	(290,386)	(81)	(684)

Net increase (decrease) in net assets	(36,409)	(681,268)	(173,437)	(100)	6,491

Net assets:
Beginning of period	4,251,777	9,283,536	1,110,074	7,517	57,451
End of period	$4,215,368	$8,602,268	$936,637	$7,417	$63,942

The accompanying notes are an integral part of these financial statements.
SA-86

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Invesco V.I. Global Real Estate Fund (Series I)	Invesco V.I. Growth and Income Fund (Series II)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$53,039	$44,117	$298,629	$19,279	$29,115
Net realized gain (loss) on security transactions	(31,062)	(9,102)	105,507	(58,976)	(17,176)
Net realized gain distributions	29,625	37,241	287,706	545,771	725,388
Change in unrealized appreciation (depreciation)	(212,336)	(16,971)	1,094,870	(273,295)	1,501,515

Net increase (decrease) in net assets resulting from operations	(160,734)	55,285	1,786,712	232,779	2,238,842

Unit transactions:
Purchases	73,919	115,716	680,011	—	446,800
Net transfers	43,957	(11,448)	(80,754)	(93,972)	(100,741)
Surrenders for benefit payments and fees	(109,222)	(15,758)	(305,268)	(114,484)	(154,529)
Other transactions	—	—	1	—	(25)
Death benefits	(53)	(5,300)	(83,157)	(814)	(38,842)
Net loan activity	(12,821)	(42,127)	(25,091)	(150)	(29,064)
Cost of insurance and other fees	(24,151)	(62,777)	(319,246)	(105,789)	(191,320)

Net increase (decrease) in net assets resulting from unit transactions	(28,371)	(21,694)	(133,504)	(315,209)	(67,721)

Net increase (decrease) in net assets	(189,105)	33,591	1,653,208	(82,430)	2,171,121

Net assets:
Beginning of period	1,211,406	2,439,615	12,881,253	3,023,319	8,215,128
End of period	$1,022,301	$2,473,206	$14,534,461	$2,940,889	$10,386,249

The accompanying notes are an integral part of these financial statements.
SA-87

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Fundamental Equity Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Growth Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$460,112	$37,289	$13,474	$69,266	$—
Net realized gain (loss) on security transactions	10,239	15,024	(5,626)	31,033	359,925
Net realized gain distributions	—	70,674	1,701	—	216,927
Change in unrealized appreciation (depreciation)	372,479	440,797	46,187	13,076	369,273

Net increase (decrease) in net assets resulting from operations	842,830	563,784	55,736	113,375	946,125

Unit transactions:
Purchases	421,194	85,381	67,915	128,194	179,974
Net transfers	562,021	29,053	76,326	(255,840)	(1,019,602)
Surrenders for benefit payments and fees	(493,685)	(53,030)	(4,152)	(38,960)	(111,650)
Other transactions	25	—	—	—	25
Death benefits	(122,652)	(29,321)	(4,518)	(4,774)	(2,603)
Net loan activity	(86,644)	(24,957)	(20,920)	(48,399)	(7,945)
Cost of insurance and other fees	(335,546)	(125,501)	(16,210)	(112,016)	(89,591)

Net increase (decrease) in net assets resulting from unit transactions	(55,287)	(118,375)	98,441	(331,795)	(1,051,392)

Net increase (decrease) in net assets	787,543	445,409	154,177	(218,420)	(105,267)

Net assets:
Beginning of period	11,670,733	3,780,227	1,035,504	4,445,632	4,084,669
End of period	$12,458,276	$4,225,636	$1,189,681	$4,227,212	$3,979,402

The accompanying notes are an integral part of these financial statements.
SA-88

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$32,933	$—	$1,070,222	$325,794	$468,262
Net realized gain (loss) on security transactions	19,874	79,049	110,987	91,434	170,043
Net realized gain distributions	157,536	283,934	—	377,537	1,312,383
Change in unrealized appreciation (depreciation)	516,400	885,320	1,328,656	584,754	(867,012)

Net increase (decrease) in net assets resulting from operations	726,743	1,248,303	2,509,865	1,379,519	1,083,676

Unit transactions:
Purchases	117,370	23,874	1,840,220	398,229	1,438,581
Net transfers	(7,381)	5,569	(190,487)	270,930	(45)
Surrenders for benefit payments and fees	(11,906)	(9,610)	(709,649)	(526,180)	(717,762)
Other transactions	—	—	74	26	44
Death benefits	(27,493)	(106,962)	(200,853)	(64,721)	(80,269)
Net loan activity	2,114	(1,719)	(119,314)	(12,268)	(67,042)
Cost of insurance and other fees	(124,876)	(84,559)	(1,480,317)	(495,353)	(728,787)

Net increase (decrease) in net assets resulting from unit transactions	(52,172)	(173,407)	(860,326)	(429,337)	(155,280)

Net increase (decrease) in net assets	674,571	1,074,896	1,649,539	950,182	928,396

Net assets:
Beginning of period	5,239,752	2,825,290	30,202,026	14,234,211	32,353,163
End of period	$5,914,323	$3,900,186	$31,851,565	$15,184,393	$33,281,559

The accompanying notes are an integral part of these financial statements.
SA-89

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$19,258	$26,722	$18,157	$—
Net realized gain (loss) on security transactions	52,202	4,920	2,387	(21,659)	3,810
Net realized gain distributions	541,860	159,697	226,303	72,405	91,865
Change in unrealized appreciation (depreciation)	524,224	920,997	44,092	900,956	980,685

Net increase (decrease) in net assets resulting from operations	1,118,286	1,104,872	299,504	969,859	1,076,360

Unit transactions:
Purchases	—	73,008	42,049	141,243	—
Net transfers	(71,072)	43,678	19,400	(165,498)	(22,187)
Surrenders for benefit payments and fees	(10,450)	(31,579)	(13,818)	(178,369)	(17)
Other transactions	—	—	—	—	—
Death benefits	—	—	(12,613)	(33,531)	(4,768)
Net loan activity	—	5,988	(4)	7,365	(1,494)
Cost of insurance and other fees	(124,124)	(95,737)	(52,091)	(119,197)	(57,663)

Net increase (decrease) in net assets resulting from unit transactions	(205,646)	(4,642)	(17,077)	(347,987)	(86,129)

Net increase (decrease) in net assets	912,640	1,100,230	282,427	621,872	990,231

Net assets:
Beginning of period	3,245,406	4,256,149	2,251,656	5,368,465	2,285,739
End of period	$4,158,046	$5,356,379	$2,534,083	$5,990,337	$3,275,970

The accompanying notes are an integral part of these financial statements.
SA-90

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$139,767	$237,351	$4,185	$19,832	$7,733
Net realized gain (loss) on security transactions	(78,569)	(7,652)	(2,158)	(46,499)	17,768
Net realized gain distributions	—	826,791	3,776	42,075	98,324
Change in unrealized appreciation (depreciation)	(87,656)	(363,587)	15,865	446,452	47,249

Net increase (decrease) in net assets resulting from operations	(26,458)	692,903	21,668	461,860	171,074

Unit transactions:
Purchases	—	—	—	68,289	—
Net transfers	—	(32,628)	233	(46,467)	(8,818)
Surrenders for benefit payments and fees	—	(100,883)	(1,047)	(93,757)	(17,258)
Other transactions	—	—	—	—	—
Death benefits	—	(78,152)	(10,535)	(61,776)	(5,968)
Net loan activity	—	(110)	—	(5,439)	(125)
Cost of insurance and other fees	(226,202)	(545,901)	(16,877)	(183,404)	(42,522)

Net increase (decrease) in net assets resulting from unit transactions	(226,202)	(757,674)	(28,226)	(322,554)	(74,691)

Net increase (decrease) in net assets	(252,660)	(64,771)	(6,558)	139,306	96,383

Net assets:
Beginning of period	1,956,808	13,557,148	205,439	5,350,375	1,099,101
End of period	$1,704,148	$13,492,377	$198,881	$5,489,681	$1,195,484

The accompanying notes are an integral part of these financial statements.
SA-91

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$319,073	$411,349	$135,602	$699	$29,988
Net realized gain (loss) on security transactions	(101,716)	(15,108)	(63,405)	1,158	(47,653)
Net realized gain distributions	—	72,799	—	—	15,905
Change in unrealized appreciation (depreciation)	80,862	(3,511)	890,674	64,686	33,194

Net increase (decrease) in net assets resulting from operations	298,219	465,529	962,871	66,543	31,434

Unit transactions:
Purchases	85,335	142,244	191,994	—	—
Net transfers	57,105	(313,728)	389,384	—	(1)
Surrenders for benefit payments and fees	(28,813)	(71,843)	(129,067)	(4,268)	—
Other transactions	—	—	—	—	—
Death benefits	(50,847)	(90,343)	(69,394)	—	—
Net loan activity	(685)	2,568	(220)	(8)	(27)
Cost of insurance and other fees	(169,068)	(389,815)	(340,770)	(7,929)	(120,506)

Net increase (decrease) in net assets resulting from unit transactions	(106,973)	(720,917)	41,927	(12,205)	(120,534)

Net increase (decrease) in net assets	191,246	(255,388)	1,004,798	54,338	(89,100)

Net assets:
Beginning of period	5,778,479	8,052,202	7,956,448	256,344	1,304,551
End of period	$5,969,725	$7,796,814	$8,961,246	$310,682	$1,215,451

The accompanying notes are an integral part of these financial statements.
SA-92

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Developing Markets VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,535	$96	$92,909	$10,480	$126,645
Net realized gain (loss) on security transactions	5,440	—	144,509	(53,929)	40,748
Net realized gain distributions	18,843	—	1,233,406	—	74,596
Change in unrealized appreciation (depreciation)	51,875	—	2,359,020	83,048	264,036

Net increase (decrease) in net assets resulting from operations	81,693	96	3,829,844	39,599	506,025

Unit transactions:
Purchases	—	—	208,968	14,530	189,338
Net transfers	(227)	—	(590,843)	7,304	(64,215)
Surrenders for benefit payments and fees	—	—	(83,175)	(8)	(153,229)
Other transactions	—	—	—	—	25
Death benefits	—	—	(143,136)	—	(11,946)
Net loan activity	(17)	—	908	190	(51,195)
Cost of insurance and other fees	(21,347)	(885)	(528,490)	(34,866)	(73,467)

Net increase (decrease) in net assets resulting from unit transactions	(21,591)	(885)	(1,135,768)	(12,850)	(164,689)

Net increase (decrease) in net assets	60,102	(789)	2,694,076	26,749	341,336

Net assets:
Beginning of period	489,587	39,881	14,115,335	1,223,747	3,075,127
End of period	$549,689	$39,092	$16,809,411	$1,250,496	$3,416,463

The accompanying notes are an integral part of these financial statements.
SA-93

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$209,375	$1,752,243	$190,807	$7,693	$1,449
Net realized gain (loss) on security transactions	(57,936)	(380,033)	(66,802)	291	(116)
Net realized gain distributions	—	—	—	2,812	—
Change in unrealized appreciation (depreciation)	(233,067)	(2,544,453)	275,585	9,546	437

Net increase (decrease) in net assets resulting from operations	(81,628)	(1,172,243)	399,590	20,342	1,770

Unit transactions:
Purchases	439,883	1,081,027	387,271	3,612	—
Net transfers	(51,334)	(768,476)	(164,149)	—	—
Surrenders for benefit payments and fees	(131,095)	(831,274)	(121,274)	—	—
Other transactions	(26)	(84)	(25)	—	—
Death benefits	(14,581)	(369,206)	(3,190)	—	—
Net loan activity	(39,725)	(162,268)	(8,288)	—	—
Cost of insurance and other fees	(189,856)	(704,345)	(223,812)	(6,453)	(915)

Net increase (decrease) in net assets resulting from unit transactions	13,266	(1,754,626)	(133,467)	(2,841)	(915)

Net increase (decrease) in net assets	(68,362)	(2,926,869)	266,123	17,501	855

Net assets:
Beginning of period	7,196,921	22,741,936	7,065,673	263,308	33,322
End of period	$7,128,559	$19,815,067	$7,331,796	$280,809	$34,177

The accompanying notes are an integral part of these financial statements.
SA-94

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	Morgan Stanley VIF Discovery Portfolio (Class II)	PSF PGIM Government Money Market Portfolio (Class I)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$354	$—	$224	$49,227	$1,365,988
Net realized gain (loss) on security transactions	13	232,021	—	745,338	70,934
Net realized gain distributions	429	661,207	—	1,087,619	4,986,456
Change in unrealized appreciation (depreciation)	3,057	4,956,348	—	4,741,960	6,562,106

Net increase (decrease) in net assets resulting from operations	3,853	5,849,576	224	6,624,144	12,985,484

Unit transactions:
Purchases	—	126,790	6,722	315,162	1,102,134
Net transfers	—	1,458,218	11,791	311,186	842,860
Surrenders for benefit payments and fees	—	(183,926)	—	(737,111)	(2,948,842)
Other transactions	—	25	—	(76)	(200)
Death benefits	—	(6,420)	—	(364,872)	(690,229)
Net loan activity	—	(10,421)	—	(16,499)	19,495
Cost of insurance and other fees	(729)	(127,266)	(3,476)	(1,041,586)	(2,568,356)

Net increase (decrease) in net assets resulting from unit transactions	(729)	1,257,000	15,037	(1,533,796)	(4,243,138)

Net increase (decrease) in net assets	3,124	7,106,576	15,261	5,090,348	8,742,346

Net assets:
Beginning of period	27,866	3,605,438	74,166	17,912,750	78,082,491
End of period	$30,990	$10,712,014	$89,427	$23,003,098	$86,824,837

The accompanying notes are an integral part of these financial statements.
SA-95

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Global Asset Allocation Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$25,690	$35,619	$309,342	$120,211	$771
Net realized gain (loss) on security transactions	(797)	(88,256)	(79,414)	29,479	185
Net realized gain distributions	70,898	54,357	—	484,016	795
Change in unrealized appreciation (depreciation)	13,945	37,358	(285,313)	(233,398)	3,368

Net increase (decrease) in net assets resulting from operations	109,736	39,078	(55,385)	400,308	5,119

Unit transactions:
Purchases	61,935	174,845	184,578	155,875	1,715
Net transfers	187	6,073	(15,207)	564,526	1
Surrenders for benefit payments and fees	—	(89,327)	(223,788)	(34,127)	—
Other transactions	—	—	(25)	—	—
Death benefits	—	(67,840)	(17,969)	(197,165)	—
Net loan activity	—	(3,285)	28,552	5,643	—
Cost of insurance and other fees	(41,693)	(133,712)	(157,346)	(175,894)	(2,463)

Net increase (decrease) in net assets resulting from unit transactions	20,429	(113,246)	(201,205)	318,858	(747)

Net increase (decrease) in net assets	130,165	(74,168)	(256,590)	719,166	4,372

Net assets:
Beginning of period	1,646,619	6,500,873	4,409,548	7,903,650	42,565
End of period	$1,776,784	$6,426,705	$4,152,958	$8,622,816	$46,937

The accompanying notes are an integral part of these financial statements.
SA-96

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT International Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$73	$83,313	$119,339	$15,103	$3,456
Net realized gain (loss) on security transactions	152	(5,044)	(2,226)	(439)	(151)
Net realized gain distributions	368	—	22,148	—	2,030
Change in unrealized appreciation (depreciation)	3,988	3,102	18,310	115,332	2,358

Net increase (decrease) in net assets resulting from operations	4,581	81,371	157,571	129,996	7,693

Unit transactions:
Purchases	277	54,420	25,066	36,859	7,968
Net transfers	12	99,096	424,874	434,757	452
Surrenders for benefit payments and fees	—	—	—	(6,206)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	(10,921)	—	—
Net loan activity	—	(165)	162	12,141	—
Cost of insurance and other fees	(445)	(53,861)	(104,222)	(18,214)	(1,515)

Net increase (decrease) in net assets resulting from unit transactions	(156)	99,490	334,959	459,337	6,905

Net increase (decrease) in net assets	4,425	180,861	492,530	589,333	14,598

Net assets:
Beginning of period	45,984	1,527,884	2,487,068	998,955	159,896
End of period	$50,409	$1,708,745	$2,979,598	$1,588,288	$174,494

The accompanying notes are an integral part of these financial statements.
SA-97

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Putnam VT Multi-Cap Core Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IB)	AB VPS Growth and Income Portfolio (Class B)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,053	$1,803	$—	$956	$350
Net realized gain (loss) on security transactions	(1,073)	1,387	11,719	319,880	(1,291)
Net realized gain distributions	4,583	37,760	—	135,247	1,450
Change in unrealized appreciation (depreciation)	11,782	79,719	(7,700)	470,460	(789)

Net increase (decrease) in net assets resulting from operations	16,345	120,669	4,019	926,543	(280)

Unit transactions:
Purchases	10,004	6,683	—	134,201	—
Net transfers	(6,933)	16,272	(114,357)	(98,746)	961
Surrenders for benefit payments and fees	(10)	—	—	(57,168)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	—	(3,361)	—
Net loan activity	56	(12)	—	(6,335)	—
Cost of insurance and other fees	(2,532)	(8,375)	(1,019)	(93,406)	(458)

Net increase (decrease) in net assets resulting from unit transactions	585	14,568	(115,376)	(124,815)	503

Net increase (decrease) in net assets	16,930	135,237	(111,357)	801,728	223

Net assets:
Beginning of period	106,039	417,497	111,357	2,533,049	29,762
End of period	$122,969	$552,734	$—	$3,334,777	$29,985

The accompanying notes are an integral part of these financial statements.
SA-98

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the period ended December 31, 2020

	Invesco V.I. High Yield Fund (Series I)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account(1)
Operations:
Net investment income (loss)	$1,211	$—
Net realized gain (loss) on security transactions	3	30,822
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation)	1,044	1,967,263

Net increase (decrease) in net assets resulting from operations	2,258	1,998,085

Unit transactions:
Purchases	—	—
Net transfers	20,060	4,143,606
Surrenders for benefit payments and fees	—	(4,563)
Other transactions	—	25
Death benefits	—	—
Net loan activity	—	—
Cost of insurance and other fees	(209)	(93,826)

Net increase (decrease) in net assets resulting from unit transactions	19,851	4,045,242

Net increase (decrease) in net assets	22,109	6,043,327

Net assets:
Beginning of period	—	—
End of period	$22,109	$6,043,327

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-99

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL II (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2021, the Account was comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio (Class B)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
AB VPS International Growth Portfolio (Class B)	Fidelity® VIP Overseas Portfolio (Initial Class)
AB VPS International Value Portfolio (Class B)	Fidelity® VIP Strategic Income Portfolio (Service Class 2)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Fidelity® VIP Value Strategies Portfolio (Service Class 2)
American Funds IS Asset Allocation Fund (Class 2)	Franklin DynaTech VIP Fund (Class 2) (formerly
American Funds IS Washington Mutual Investors Fund	Franklin Flex Cap Growth VIP Fund (Class 2))
(Class 2) (formerly American Funds IS Blue Chip	Franklin Income VIP Fund (Class 2)
Income and Growth Fund (Class 2))	Franklin Mutual Global Discovery VIP Fund (Class 2)
American Funds IS The Bond Fund of America (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)
(formerly American Funds IS Bond Fund (Class 2))	Franklin Rising Dividends VIP Fund (Class 2)
American Funds IS Capital World Bond Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
American Funds IS Capital World Growth and Income Fund	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
(Class 2) (formerly American Funds IS Global Growth	Franklin Strategic Income VIP Fund (Class 1)
and Income Fund (Class 2))	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Disciplined Equity HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS International Fund (Class 2)	Hartford International Opportunities HLS Fund (Class IA)
American Funds IS New World Fund® (Class 2)	Hartford MidCap HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford Small Company HLS Fund (Class IA)
Fidelity® VIP Dynamic Capital Appreciation	Hartford Small Cap Growth HLS Fund (Class IA)
Portfolio (Service Class 2)	Hartford Stock HLS Fund (Class IA)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Hartford Ultrashort Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. American Franchise Fund (Series I)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series I)
Fidelity® VIP Government Money Market Portfolio (Service Class)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Fidelity® VIP Growth Portfolio (Service Class 2)	Invesco V.I. Comstock Fund (Series II)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Invesco V.I. Core Equity Fund (Series I)

SA-100

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

Invesco V.I. Diversified Dividend Fund (Series II)	Putnam VT International Value Fund (Class IA)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	Putnam VT Multi-Cap Core Fund (Class IA)
Invesco V.I. Global Real Estate Fund (Series I)	Putnam VT Government Money Market Fund (Class IA)
Invesco V.I. Growth and Income Fund (Series II)	Putnam VT Sustainable Leaders Fund (Class IA)
Invesco V.I. International Growth Fund (Series I)	Putnam VT Small Cap Value Fund (Class IB)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	Templeton Developing Markets VIP Fund (Class 1)
(formerly Invesco V.I. Mid Cap Core Equity Fund (Series I))	Templeton Foreign VIP Fund (Class 2)
Invesco V.I. Small Cap Equity Fund (Series I)	Templeton Global Bond VIP Fund (Class 2)
Lord Abbett Bond Debenture Portfolio (Class VC)	Templeton Growth VIP Fund (Class 2)
Lord Abbett Dividend Growth Portfolio (Class VC)	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
Lord Abbett Fundamental Equity Portfolio (Class VC)	Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
Lord Abbett Growth and Income Portfolio (Class VC)	Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
MFS® Growth Series (Initial Class)	Morgan Stanley VIF Discovery Portfolio (Class II)
MFS® Investors Trust Series (Initial Class)	PSF PGIM Government Money Market Portfolio (Class I)
MFS® New Discovery Series (Initial Class)	(formerly Prudential Government Money Market
MFS® Total Return Bond Series (Initial Class)	Portfolio (Class I))
MFS® Total Return Series (Initial Class)	Putnam VT Growth Opportunities Fund (Class IA)
MFS® Value Series (Initial Class)	BlackRock S&P 500 Index V.I. Fund (Class I)
Invesco V.I. Capital Appreciation Fund (Series II) (formerly	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Invesco Oppenheimer V.I. Capital Appreciation	Invesco V.I. American Value Fund (Series II)
Fund (Series II))	Putnam VT Diversified Income Fund (Class IB)
Invesco V.I. Global Fund (Series II) (formerly Invesco	Putnam VT Large Cap Value Fund (Class IB)
Oppenheimer V.I. Global Fund (Series II))	(formerly Putnam VT Equity Income Fund (Class IB))
Invesco V.I. Main Street Fund® (Series II) (formerly	Putnam VT Global Asset Allocation Fund (Class IB)
Invesco Oppenheimer V.I. Main Street Fund® (Series II))	Putnam VT Focused International Equity Fund (Class IB)
Invesco V.I. Main Street Small Cap Fund® (Series II) (formerly	(formerly Putnam VT Global Equity Fund (Class IB))
Invesco Oppenheimer V.I. Main Street Small Cap	Putnam VT High Yield Fund (Class IB)
Fund® (Series II))	Putnam VT Income Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)	Putnam VT International Value Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IA) (formerly Putnam	Putnam VT Multi-Cap Core Fund (Class IB)
VT Equity Income Fund (Class IA))	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IA)	Morgan Stanley VIF Core Plus Fixed Income Portfolio
Putnam VT Focused International Equity Fund (Class IA)	(Class II) (liquidated June 2, 2021)
(formerly Putnam VT Global Equity Fund (Class IA))	Putnam VT Growth Opportunities Fund (Class IB)
Putnam VT Global Health Care Fund (Class IA)	AB VPS Growth and Income Portfolio (Class B)
Putnam VT High Yield Fund (Class IA)	Invesco V.I. High Yield Fund (Series I)
Putnam VT Income Fund (Class IA)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (formerly
Putnam VT International Equity Fund (Class IA)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Putnam VT Emerging Markets Equity Fund (Class IA)	(Series I)) (available April 30, 2020)

SA-101

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1.Organization (continued):

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2021.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.    Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2021 closing

SA-102

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2021, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2017 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2021.

h)    Novel Coronavirus - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the funds.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

SA-103

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Last Survivor Yearly Renewable Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$2.3245*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.3333*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.107*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.18*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$9.7142*
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the benefit net amount at risk	$2.94654*
Accelerated Death Benefit Rider	when benefit is exercised	$300.00
Guaranteed Minimum Accumulation Benefit Rider	monthly, % of separate account value	0.075%
Guaranteed Paid-Up death Benefit Rider Annual	monthly, % of separate account value	0.0625%
Disability Access Rider-Monthly Charge	per $100 of monthly benefit	$6.701*
Disability Access Rider-First Year Monthly Rider Issue Fee	monthly for the first twelve monthly activity dates following the Rider Issue Date	$10.00
Longevity Access Rider	monthly, per $1,000 of the net amount at risk	$1.051*
Overloan Protection Rider	when benefit is exercised	7.00%

* Maximum charge.

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2021.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio (Class B)	$78,423	$517,020
AB VPS International Growth Portfolio (Class B)	—	35,004
AB VPS International Value Portfolio (Class B)	—	347,488
AB VPS Small/Mid Cap Value Portfolio (Class B)	1,368,626	1,741,238
American Funds IS Asset Allocation Fund (Class 2)	4,684,387	3,226,976

SA-104

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
American Funds IS Washington Mutual Investors Fund (Class 2)	$497,743	$2,045,117
American Funds IS The Bond Fund of America (Class 2)	4,176,572	2,084,216
American Funds IS Capital World Bond Fund (Class 2)	301,831	332,170
American Funds IS Capital World Growth and Income Fund (Class 2)	215,399	357,082
American Funds IS Global Growth Fund (Class 2)	1,582,785	3,355,942
American Funds IS Global Small Capitalization Fund (Class 2)	629,246	1,773,559
American Funds IS Growth Fund (Class 2)	1,844,640	17,018,315
American Funds IS Growth-Income Fund (Class 2)	1,738,770	10,638,839
American Funds IS International Fund (Class 2)	1,105,629	6,008,272
American Funds IS New World Fund® (Class 2)	724,230	2,334,527
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	103,684
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	2,508	7,019
Fidelity® VIP Equity-Income Portfolio (Initial Class)	267,474	2,242,550
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	5,725,684	179,701
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	1,822,305	548,555
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	555,676	417,148
Fidelity® VIP Government Money Market Portfolio (Service Class)	9,736,858	6,695,986
Fidelity® VIP Growth Portfolio (Service Class 2)	206,638	151,176
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	811,211	3,847,637
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,027,800	3,271,617
Fidelity® VIP Overseas Portfolio (Initial Class)	—	19,125
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	8,877
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	161,868	80,681
Franklin DynaTech VIP Fund (Class 2)	441,865	757,782
Franklin Income VIP Fund (Class 2)	507,783	1,728,335
Franklin Mutual Global Discovery VIP Fund (Class 2)	397,734	1,010,236
Franklin Mutual Shares VIP Fund (Class 2)	21,103	2,484,191
Franklin Rising Dividends VIP Fund (Class 2)	213,278	585,911
Franklin Small Cap Value VIP Fund (Class 2)	1,130,734	1,801,498
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	472,595	1,141,523
Franklin Strategic Income VIP Fund (Class 1)	1,572,079	1,178,433
Putnam VT George Putnam Balanced Fund (Class IA)	—	9,999
Hartford Balanced HLS Fund (Class IA)	1,355,517	4,161,023
Hartford Capital Appreciation HLS Fund (Class IA)	1,318,750	12,090,853
Hartford Disciplined Equity HLS Fund (Class IA)	1,064,099	8,715,316
Hartford Dividend and Growth HLS Fund (Class IA)	2,198,742	11,939,635
Hartford International Opportunities HLS Fund (Class IA)	3,219,199	3,873,024
Hartford MidCap HLS Fund (Class IA)	839,948	5,114,043
Hartford Small Company HLS Fund (Class IA)	633,713	5,195,440
Hartford Small Cap Growth HLS Fund (Class IA)	24,029	8,572
Hartford Stock HLS Fund (Class IA)	1,020,326	7,232,826
Hartford Total Return Bond HLS Fund (Class IA)	8,904,253	6,466,304

SA-105

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford Ultrashort Bond HLS Fund (Class IA)	$7,147,305	$7,734,423
Invesco V.I. American Franchise Fund (Series I)	139,558	595,773
Invesco V.I. American Value Fund (Series I)	—	7,006
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	204,255	461,143
Invesco V.I. Comstock Fund (Series II)	282,101	959,590
Invesco V.I. Core Equity Fund (Series I)	—	65,601
Invesco V.I. Diversified Dividend Fund (Series II)	—	90
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	3,110	4,502
Invesco V.I. Global Real Estate Fund (Series I)	55,672	226,028
Invesco V.I. Growth and Income Fund (Series II)	124,135	344,950
Invesco V.I. International Growth Fund (Series I)	525,983	1,359,099
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	177,557
Invesco V.I. Small Cap Equity Fund (Series I)	920,291	1,277,733
Lord Abbett Bond Debenture Portfolio (Class VC)	1,964,983	668,956
Lord Abbett Dividend Growth Portfolio (Class VC)	555,557	284,484
Lord Abbett Fundamental Equity Portfolio (Class VC)	108,168	244,849
Lord Abbett Growth and Income Portfolio (Class VC)	194,748	536,426
MFS® Growth Series (Initial Class)	569,962	799,557
MFS® Investors Trust Series (Initial Class)	185,032	229,593
MFS® New Discovery Series (Initial Class)	324,104	361,201
MFS® Total Return Bond Series (Initial Class)	1,855,217	2,148,422
MFS® Total Return Series (Initial Class)	608,145	1,095,677
MFS® Value Series (Initial Class)	1,033,550	2,646,191
Invesco V.I. Capital Appreciation Fund (Series II)	—	742,089
Invesco V.I. Global Fund (Series II)	192,454	797,341
Invesco V.I. Main Street Fund® (Series II)	23,841	169,018
Invesco V.I. Main Street Small Cap Fund® (Series II)	622,703	1,369,180
Putnam VT Small Cap Growth Fund (Class IB)	—	503,036
Putnam VT Diversified Income Fund (Class IA)	—	199,025
Putnam VT Large Cap Value Fund (Class IA)	—	1,058,149
Putnam VT Global Asset Allocation Fund (Class IA)	—	11,763
Putnam VT Focused International Equity Fund (Class IA)	73,872	369,293
Putnam VT Global Health Care Fund (Class IA)	—	218,866
Putnam VT High Yield Fund (Class IA)	662,051	466,125
Putnam VT Income Fund (Class IA)	424,849	1,076,011
Putnam VT International Equity Fund (Class IA)	199,374	1,353,774
Putnam VT Emerging Markets Equity Fund (Class IA)	—	10,045
Putnam VT International Value Fund (Class IA)	—	139,720
Putnam VT Multi-Cap Core Fund (Class IA)	—	24,560
Putnam VT Government Money Market Fund (Class IA)	—	783
Putnam VT Sustainable Leaders Fund (Class IA)	87,690	1,482,705
Putnam VT Small Cap Value Fund (Class IB)	647,286	454,025

SA-106

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Templeton Developing Markets VIP Fund (Class 1)	$377,636	$537,754
Templeton Foreign VIP Fund (Class 2)	321,750	508,755
Templeton Global Bond VIP Fund (Class 2)	1,235,434	1,633,033
Templeton Growth VIP Fund (Class 2)	199,473	243,315
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	3,612	6,586
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	971
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	940
Morgan Stanley VIF Discovery Portfolio (Class II)	1,723,928	2,056,021
PSF PGIM Government Money Market Portfolio (Class I)	7,312	2,820
Putnam VT Growth Opportunities Fund (Class IA)	351,430	3,205,257
BlackRock S&P 500 Index V.I. Fund (Class I)	2,363,876	10,300,248
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	541,307	61,927
Invesco V.I. American Value Fund (Series II)	185,893	490,037
Putnam VT Diversified Income Fund (Class IB)	379,379	297,282
Putnam VT Large Cap Value Fund (Class IB)	490,528	1,214,759
Putnam VT Global Asset Allocation Fund (Class IB)	18,359	1,840
Putnam VT Focused International Equity Fund (Class IB)	277	541
Putnam VT High Yield Fund (Class IB)	850,215	71,781
Putnam VT Income Fund (Class IB)	125,090	1,569,375
Putnam VT International Equity Fund (Class IB)	58,738	71,616
Putnam VT International Value Fund (Class IB)	12,968	58,702
Putnam VT Multi-Cap Core Fund (Class IB)	314,194	38,125
Putnam VT Sustainable Leaders Fund (Class IB)	523,342	147,074
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	—	—
Putnam VT Growth Opportunities Fund (Class IB)	435,874	885,613
AB VPS Growth and Income Portfolio (Class B)	23,089	5,022
Invesco V.I. High Yield Fund (Series I)	1,117	280
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	476,486

5.    Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	3,489	22,501	(19,012)
AB VPS International Growth Portfolio (Class B)	—	1,968	(1,968)
AB VPS International Value Portfolio (Class B)	—	30,411	(30,411)
AB VPS Small/Mid Cap Value Portfolio (Class B)	36,316	45,251	(8,935)
American Funds IS Asset Allocation Fund (Class 2)	106,948	74,507	32,441
American Funds IS Washington Mutual Investors Fund (Class 2)	10,658	43,103	(32,445)
American Funds IS The Bond Fund of America (Class 2)	215,725	107,348	108,377
American Funds IS Capital World Bond Fund (Class 2)	20,089	22,222	(2,133)

SA-107

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Capital World Growth and Income Fund (Class 2)	8,281	13,710	(5,429)
American Funds IS Global Growth Fund (Class 2)	254,887	538,543	(283,656)
American Funds IS Global Small Capitalization Fund (Class 2)	103,546	293,832	(190,286)
American Funds IS Growth Fund (Class 2)	282,850	2,585,257	(2,302,407)
American Funds IS Growth-Income Fund (Class 2)	334,025	2,030,887	(1,696,862)
American Funds IS International Fund (Class 2)	24,886	134,585	(109,699)
American Funds IS New World Fund® (Class 2)	11,577	37,217	(25,640)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	17,810	(17,810)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	59	154	(95)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	31,543	253,584	(222,041)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	264,820	8,297	256,523
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	76,467	22,942	53,525
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	21,106	15,598	5,508
Fidelity® VIP Government Money Market Portfolio (Service Class)	931,674	640,627	291,047
Fidelity® VIP Growth Portfolio (Service Class 2)	4,007	2,974	1,033
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	16,688	77,463	(60,775)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	24,696	77,726	(53,030)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	3,738	(3,738)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	—	459	(459)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	4,862	2,449	2,413
Franklin DynaTech VIP Fund (Class 2)	8,636	16,165	(7,529)
Franklin Income VIP Fund (Class 2)	20,187	69,373	(49,186)
Franklin Mutual Global Discovery VIP Fund (Class 2)	14,967	38,698	(23,731)
Franklin Mutual Shares VIP Fund (Class 2)	597	72,782	(72,185)
Franklin Rising Dividends VIP Fund (Class 2)	4,419	11,659	(7,240)
Franklin Small Cap Value VIP Fund (Class 2)	18,597	29,875	(11,278)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	9,821	24,598	(14,777)
Franklin Strategic Income VIP Fund (Class 1)	84,195	62,959	21,236
Putnam VT George Putnam Balanced Fund (Class IA)	—	263	(263)
Hartford Balanced HLS Fund (Class IA)	149,963	465,037	(315,074)
Hartford Capital Appreciation HLS Fund (Class IA)	56,209	517,296	(461,087)
Hartford Disciplined Equity HLS Fund (Class IA)	161,166	1,268,265	(1,107,099)
Hartford Dividend and Growth HLS Fund (Class IA)	144,356	808,184	(663,828)
Hartford International Opportunities HLS Fund (Class IA)	474,958	565,681	(90,723)
Hartford MidCap HLS Fund (Class IA)	48,679	290,784	(242,105)
Hartford Small Company HLS Fund (Class IA)	61,075	501,122	(440,047)
Hartford Small Cap Growth HLS Fund (Class IA)	457	159	298
Hartford Stock HLS Fund (Class IA)	71,094	519,676	(448,582)
Hartford Total Return Bond HLS Fund (Class IA)	2,040,035	1,473,331	566,704
Hartford Ultrashort Bond HLS Fund (Class IA)	3,675,267	3,976,445	(301,178)
Invesco V.I. American Franchise Fund (Series I)	3,296	14,282	(10,986)
Invesco V.I. American Value Fund (Series I)	—	158	(158)

SA-108

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	10,327	23,106	(12,779)
Invesco V.I. Comstock Fund (Series II)	8,232	29,132	(20,900)
Invesco V.I. Core Equity Fund (Series I)	—	1,495	(1,495)
Invesco V.I. Diversified Dividend Fund (Series II)	—	4	(4)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	56	75	(19)
Invesco V.I. Global Real Estate Fund (Series I)	2,180	8,665	(6,485)
Invesco V.I. Growth and Income Fund (Series II)	4,248	11,580	(7,332)
Invesco V.I. International Growth Fund (Series I)	26,355	68,330	(41,975)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	4,076	(4,076)
Invesco V.I. Small Cap Equity Fund (Series I)	22,211	30,071	(7,860)
Lord Abbett Bond Debenture Portfolio (Class VC)	80,777	27,456	53,321
Lord Abbett Dividend Growth Portfolio (Class VC)	12,332	6,976	5,356
Lord Abbett Fundamental Equity Portfolio (Class VC)	3,600	7,970	(4,370)
Lord Abbett Growth and Income Portfolio (Class VC)	6,585	17,550	(10,965)
MFS® Growth Series (Initial Class)	10,291	14,181	(3,890)
MFS® Investors Trust Series (Initial Class)	4,181	4,927	(746)
MFS® New Discovery Series (Initial Class)	3,695	4,008	(313)
MFS® Total Return Bond Series (Initial Class)	100,397	116,484	(16,087)
MFS® Total Return Series (Initial Class)	17,204	31,037	(13,833)
MFS® Value Series (Initial Class)	32,052	80,792	(48,740)
Invesco V.I. Capital Appreciation Fund (Series II)	—	16,827	(16,827)
Invesco V.I. Global Fund (Series II)	4,767	20,046	(15,279)
Invesco V.I. Main Street Fund® (Series II)	602	4,372	(3,770)
Invesco V.I. Main Street Small Cap Fund® (Series II)	14,628	33,098	(18,470)
Putnam VT Small Cap Growth Fund (Class IB)	—	6,904	(6,904)
Putnam VT Diversified Income Fund (Class IA)	—	5,376	(5,376)
Putnam VT Large Cap Value Fund (Class IA)	—	18,513	(18,513)
Putnam VT Global Asset Allocation Fund (Class IA)	—	154	(154)
Putnam VT Focused International Equity Fund (Class IA)	1,073	5,301	(4,228)
Putnam VT Global Health Care Fund (Class IA)	—	3,507	(3,507)
Putnam VT High Yield Fund (Class IA)	10,892	7,649	3,243
Putnam VT Income Fund (Class IA)	9,636	24,533	(14,897)
Putnam VT International Equity Fund (Class IA)	6,345	42,124	(35,779)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	292	(292)
Putnam VT International Value Fund (Class IA)	—	5,003	(5,003)
Putnam VT Multi-Cap Core Fund (Class IA)	—	552	(552)
Putnam VT Government Money Market Fund (Class IA)	—	415	(415)
Putnam VT Sustainable Leaders Fund (Class IA)	740	12,267	(11,527)
Putnam VT Small Cap Value Fund (Class IB)	21,296	15,277	6,019
Templeton Developing Markets VIP Fund (Class 1)	23,059	34,791	(11,732)
Templeton Foreign VIP Fund (Class 2)	24,432	38,963	(14,531)
Templeton Global Bond VIP Fund (Class 2)	68,729	91,437	(22,708)

SA-109

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth VIP Fund (Class 2)	10,743	13,063	(2,320)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	156	285	(129)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	27	(27)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	19	(19)
Morgan Stanley VIF Discovery Portfolio (Class II)	20,052	24,527	(4,475)
PSF PGIM Government Money Market Portfolio (Class I)	700	270	430
Putnam VT Growth Opportunities Fund (Class IA)	12,501	107,360	(94,859)
BlackRock S&P 500 Index V.I. Fund (Class I)	135,076	599,418	(464,342)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	16,069	1,944	14,125
Invesco V.I. American Value Fund (Series II)	6,759	17,851	(11,092)
Putnam VT Diversified Income Fund (Class IB)	21,427	17,012	4,415
Putnam VT Large Cap Value Fund (Class IB)	8,503	21,383	(12,880)
Putnam VT Global Asset Allocation Fund (Class IB)	682	70	612
Putnam VT Focused International Equity Fund (Class IB)	7	14	(7)
Putnam VT High Yield Fund (Class IB)	26,104	2,220	23,884
Putnam VT Income Fund (Class IB)	5,649	71,249	(65,600)
Putnam VT International Equity Fund (Class IB)	1,914	2,375	(461)
Putnam VT International Value Fund (Class IB)	953	4,910	(3,957)
Putnam VT Multi-Cap Core Fund (Class IB)	6,063	688	5,375
Putnam VT Sustainable Leaders Fund (Class IB)	7,354	2,065	5,289
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	—	—	—
Putnam VT Growth Opportunities Fund (Class IB)	14,532	29,553	(15,021)
AB VPS Growth and Income Portfolio (Class B)	1,677	367	1,310
Invesco V.I. High Yield Fund (Series I)	67	17	50
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	30,435	(30,435)

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio (Class B)	9,828	8,431	1,397
AB VPS International Growth Portfolio (Class B)	1,925	7,667	(5,742)
AB VPS International Value Portfolio (Class B)	3,122	43,212	(40,090)
AB VPS Small/Mid Cap Value Portfolio (Class B)	24,111	32,637	(8,526)
American Funds IS Asset Allocation Fund (Class 2)	42,747	122,313	(79,566)
American Funds IS Washington Mutual Investors Fund (Class 2)	23,921	60,426	(36,505)
American Funds IS The Bond Fund of America (Class 2)	206,689	168,668	38,021
American Funds IS Capital World Bond Fund (Class 2)	14,279	20,738	(6,459)
American Funds IS Capital World Growth and Income Fund (Class 2)	39,788	28,038	11,750
American Funds IS Global Growth Fund (Class 2)	123,887	956,626	(832,739)
American Funds IS Global Small Capitalization Fund (Class 2)	137,178	636,271	(499,093)
American Funds IS Growth Fund (Class 2)	1,080,889	3,747,036	(2,666,147)
American Funds IS Growth-Income Fund (Class 2)	720,883	2,216,592	(1,495,709)

SA-110

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS International Fund (Class 2)	66,050	112,004	(45,954)
American Funds IS New World Fund® (Class 2)	9,207	36,766	(27,559)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	8,530	(8,530)
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)	370	625	(255)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	31,807	163,397	(131,590)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	18,822	7,780	11,042
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	48,483	24,450	24,033
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	32,738	54,216	(21,478)
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,413,253	1,216,970	196,283
Fidelity® VIP Growth Portfolio (Service Class 2)	16,532	42,989	(26,457)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	43,504	64,651	(21,147)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	21,379	75,914	(54,535)
Fidelity® VIP Overseas Portfolio (Initial Class)	127	4,460	(4,333)
Fidelity® VIP Strategic Income Portfolio (Service Class 2)	1,032	3,960	(2,928)
Fidelity® VIP Value Strategies Portfolio (Service Class 2)	535	4,783	(4,248)
Franklin DynaTech VIP Fund (Class 2)	9,829	4,327	5,502
Franklin Income VIP Fund (Class 2)	46,603	65,913	(19,310)
Franklin Mutual Global Discovery VIP Fund (Class 2)	32,668	59,501	(26,833)
Franklin Mutual Shares VIP Fund (Class 2)	1,889	106,795	(104,906)
Franklin Rising Dividends VIP Fund (Class 2)	5,354	7,757	(2,403)
Franklin Small Cap Value VIP Fund (Class 2)	20,878	20,780	98
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	22,463	20,082	2,381
Franklin Strategic Income VIP Fund (Class 1)	36,877	88,218	(51,341)
Putnam VT George Putnam Balanced Fund (Class IA)	—	526	(526)
Hartford Balanced HLS Fund (Class IA)	130,895	841,212	(710,317)
Hartford Capital Appreciation HLS Fund (Class IA)	45,970	627,460	(581,490)
Hartford Disciplined Equity HLS Fund (Class IA)	11,323,541	982,617	10,340,924
Hartford Dividend and Growth HLS Fund (Class IA)	716,269	650,628	65,641
Hartford International Opportunities HLS Fund (Class IA)	216,262	473,457	(257,195)
Hartford MidCap HLS Fund (Class IA)	613,974	296,768	317,206
Hartford Small Company HLS Fund (Class IA)	301,232	574,198	(272,966)
Hartford Small Cap Growth HLS Fund (Class IA)	1,501	3,301	(1,800)
Hartford Stock HLS Fund (Class IA)	156,495	801,229	(644,734)
Hartford Total Return Bond HLS Fund (Class IA)	4,105,204	1,592,754	2,512,450
Hartford Ultrashort Bond HLS Fund (Class IA)	5,441,389	2,549,860	2,891,529
Invesco V.I. American Franchise Fund (Series I)	48,906	51,634	(2,728)
Invesco V.I. American Value Fund (Series I)	63	140	(77)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	14,279	39,645	(25,366)
Invesco V.I. Comstock Fund (Series II)	11,430	32,909	(21,479)
Invesco V.I. Core Equity Fund (Series I)	65	8,601	(8,536)
Invesco V.I. Diversified Dividend Fund (Series II)	—	3	(3)
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	76	88	(12)

SA-111

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Global Real Estate Fund (Series I)	6,945	8,686	(1,741)
Invesco V.I. Growth and Income Fund (Series II)	4,176	4,517	(341)
Invesco V.I. International Growth Fund (Series I)	32,456	40,325	(7,869)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	897	10,347	(9,450)
Invesco V.I. Small Cap Equity Fund (Series I)	9,005	10,850	(1,845)
Lord Abbett Bond Debenture Portfolio (Class VC)	50,823	53,555	(2,732)
Lord Abbett Dividend Growth Portfolio (Class VC)	3,001	6,701	(3,700)
Lord Abbett Fundamental Equity Portfolio (Class VC)	6,556	1,316	5,240
Lord Abbett Growth and Income Portfolio (Class VC)	7,138	20,339	(13,201)
MFS® Growth Series (Initial Class)	18,851	46,129	(27,278)
MFS® Investors Trust Series (Initial Class)	3,133	4,459	(1,326)
MFS® New Discovery Series (Initial Class)	3,979	6,620	(2,641)
MFS® Total Return Bond Series (Initial Class)	76,096	124,830	(48,734)
MFS® Total Return Series (Initial Class)	28,118	41,917	(13,799)
MFS® Value Series (Initial Class)	46,143	53,080	(6,937)
Invesco V.I. Capital Appreciation Fund (Series II)	2	6,507	(6,505)
Invesco V.I. Global Fund (Series II)	7,549	9,230	(1,681)
Invesco V.I. Main Street Fund® (Series II)	2,174	2,914	(740)
Invesco V.I. Main Street Small Cap Fund® (Series II)	13,166	25,414	(12,248)
Putnam VT Small Cap Growth Fund (Class IB)	—	1,855	(1,855)
Putnam VT Diversified Income Fund (Class IA)	—	6,311	(6,311)
Putnam VT Large Cap Value Fund (Class IA)	203	18,649	(18,446)
Putnam VT Global Asset Allocation Fund (Class IA)	23	482	(459)
Putnam VT Focused International Equity Fund (Class IA)	2,681	9,282	(6,601)
Putnam VT Global Health Care Fund (Class IA)	338	1,812	(1,474)
Putnam VT High Yield Fund (Class IA)	6,278	8,419	(2,141)
Putnam VT Income Fund (Class IA)	21,698	38,050	(16,352)
Putnam VT International Equity Fund (Class IA)	25,925	25,172	753
Putnam VT Emerging Markets Equity Fund (Class IA)	—	534	(534)
Putnam VT International Value Fund (Class IA)	—	5,842	(5,842)
Putnam VT Multi-Cap Core Fund (Class IA)	—	701	(701)
Putnam VT Government Money Market Fund (Class IA)	—	470	(470)
Putnam VT Sustainable Leaders Fund (Class IA)	1,263	14,447	(13,184)
Putnam VT Small Cap Value Fund (Class IB)	2,924	3,878	(954)
Templeton Developing Markets VIP Fund (Class 1)	21,144	33,677	(12,533)
Templeton Foreign VIP Fund (Class 2)	30,510	29,288	1,222
Templeton Global Bond VIP Fund (Class 2)	33,935	127,026	(93,091)
Templeton Growth VIP Fund (Class 2)	15,084	23,245	(8,161)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)	139	269	(130)
Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)	—	26	(26)
Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)	—	20	(20)
Morgan Stanley VIF Discovery Portfolio (Class II)	31,410	11,181	20,229

SA-112

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
PSF PGIM Government Money Market Portfolio (Class I)	1,712	272	1,440
Putnam VT Growth Opportunities Fund (Class IA)	36,051	106,583	(70,532)
BlackRock S&P 500 Index V.I. Fund (Class I)	371,417	747,063	(375,646)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	1,925	1,053	872
Invesco V.I. American Value Fund (Series II)	11,243	16,823	(5,580)
Putnam VT Diversified Income Fund (Class IB)	13,610	25,852	(12,242)
Putnam VT Large Cap Value Fund (Class IB)	19,933	14,583	5,350
Putnam VT Global Asset Allocation Fund (Class IB)	55	90	(35)
Putnam VT Focused International Equity Fund (Class IB)	9	14	(5)
Putnam VT High Yield Fund (Class IB)	4,853	1,618	3,235
Putnam VT Income Fund (Class IB)	21,977	6,596	15,381
Putnam VT International Equity Fund (Class IB)	18,922	2,108	16,814
Putnam VT International Value Fund (Class IB)	829	131	698
Putnam VT Multi-Cap Core Fund (Class IB)	537	568	(31)
Putnam VT Sustainable Leaders Fund (Class IB)	391	152	239
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II)	11	8,646	(8,635)
Putnam VT Growth Opportunities Fund (Class IB)	62,257	68,835	(6,578)
AB VPS Growth and Income Portfolio (Class B)	407	453	(46)
Invesco V.I. High Yield Fund (Series I)	1,366	8	1,358
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	433,017	18,696	414,321

6.    Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2021. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-113

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio (Class B)
2021	40,244	$23.42	to	$23.42	$942,636	—%	to	—%	0.28%	to	0.28%	13.36%	to	13.36%
2020	59,256	20.66	to	20.66	1,224,327	—	to	—	2.09	to	2.09	9.25	to	9.25
2019	57,859	18.91	to	18.91	1,094,238	—	to	—	2.18	to	2.18	18.20	to	18.20
2018	65,918	16.00	to	16.00	1,054,666	—	to	—	1.71	to	1.71	(6.41)	to	(6.41)
2017	67,304	17.10	to	17.10	1,150,598	—	to	—	1.83	to	1.83	15.62	to	15.62

AB VPS International Growth Portfolio (Class B)
2021	60,911	18.23	to	18.23	1,110,425	—	to	—	—	to	—	8.01	to	8.01
2020	62,879	16.88	to	16.88	1,061,321	—	to	—	1.14	to	1.14	29.60	to	29.60
2019	68,621	13.02	to	13.02	893,707	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	79,123	10.24	to	10.24	809,936	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)
2017	80,581	12.42	to	12.42	1,001,036	—	to	—	0.94	to	0.94	34.63	to	34.63

AB VPS International Value Portfolio (Class B)
2021	330,142	11.64	to	11.64	3,844,052	—	to	—	1.66	to	1.66	10.85	to	10.85
2020	360,553	10.50	to	10.50	3,787,090	—	to	—	1.54	to	1.54	2.21	to	2.21
2019	400,643	10.28	to	10.28	4,117,169	—	to	—	0.78	to	0.78	16.79	to	16.79
2018	471,825	8.80	to	8.80	4,151,605	—	to	—	1.07	to	1.07	(22.98)	to	(22.98)
2017	545,537	11.42	to	11.42	6,232,148	—	to	—	1.96	to	1.96	25.09	to	25.09

AB VPS Small/Mid Cap Value Portfolio (Class B)
2021	351,590	41.38	to	41.38	14,550,475	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	360,525	30.52	to	30.52	11,002,791	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	369,051	29.61	to	29.61	10,929,260	—	to	—	0.32	to	0.32	19.90	to	19.90
2018	381,104	24.70	to	24.70	9,412,824	—	to	—	0.23	to	0.23	(15.29)	to	(15.29)
2017	375,161	29.16	to	29.16	10,939,110	—	to	—	0.23	to	0.23	12.85	to	12.85

American Funds IS Asset Allocation Fund (Class 2)
2021	1,644,774	46.53	to	46.53	76,525,605	—	to	—	1.59	to	1.59	15.10	to	15.10
2020	1,612,333	40.42	to	40.42	65,174,435	—	to	—	1.68	to	1.68	12.46	to	12.46
2019	1,691,899	35.94	to	35.94	60,814,972	—	to	—	1.95	to	1.95	21.23	to	21.23
2018	1,669,949	29.65	to	29.65	49,513,650	—	to	—	1.67	to	1.67	(4.60)	to	(4.60)
2017	1,738,238	31.08	to	31.08	54,025,968	—	to	—	1.56	to	1.56	16.23	to	16.23

American Funds IS Washington Mutual Investors Fund (Class 2)
2021	851,300	53.66	to	53.66	45,679,293	—	to	—	1.46	to	1.46	27.78	to	27.78
2020	883,745	41.99	to	41.99	37,110,881	—	to	—	1.77	to	1.77	8.68	to	8.68
2019	920,250	38.64	to	38.64	35,556,301	—	to	—	2.05	to	2.05	21.38	to	21.38
2018	959,432	31.83	to	31.83	30,541,002	—	to	—	1.86	to	1.86	(8.66)	to	(8.66)
2017	1,058,608	34.85	to	34.85	36,891,422	—	to	—	1.98	to	1.98	17.04	to	17.04

American Funds IS The Bond Fund of America (Class 2)
2021	2,528,535	19.49	to	19.49	49,276,951	—	to	—	1.43	to	1.43	(0.31)	to	(0.31)
2020	2,420,158	19.55	to	19.55	47,310,309	—	to	—	2.13	to	2.13	9.73	to	9.73
2019	2,382,137	17.81	to	17.81	42,436,050	—	to	—	2.63	to	2.63	9.36	to	9.36
2018	2,397,081	16.29	to	16.29	39,048,082	—	to	—	2.50	to	2.50	(0.71)	to	(0.71)
2017	2,296,994	16.41	to	16.41	37,686,316	—	to	—	1.95	to	1.95	3.66	to	3.66

American Funds IS Capital World Bond Fund (Class 2)
2021	188,123	14.74	to	14.74	2,772,507	—	to	—	1.69	to	1.69	(4.92)	to	(4.92)
2020	190,256	15.50	to	15.50	2,949,002	—	to	—	1.21	to	1.21	9.90	to	9.90
2019	196,715	14.10	to	14.10	2,774,469	—	to	—	1.54	to	1.54	7.77	to	7.77
2018	208,668	13.09	to	13.09	2,730,905	—	to	—	2.15	to	2.15	(1.33)	to	(1.33)
2017	209,986	13.26	to	13.26	2,785,222	—	to	—	0.36	to	0.36	6.85	to	6.85

SA-114

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Capital World Growth and Income Fund (Class 2)
2021	370,703	$27.41	to	$27.41	$10,162,655	—%	to	—%	1.62%	to	1.62%	14.78%	to	14.78%
2020	376,132	23.89	to	23.89	8,984,054	—	to	—	1.33	to	1.33	8.73	to	8.73
2019	364,382	21.97	to	21.97	8,004,444	—	to	—	1.93	to	1.93	31.14	to	31.14
2018	381,187	16.75	to	16.75	6,385,138	—	to	—	1.63	to	1.63	(9.63)	to	(9.63)
2017	379,219	18.54	to	18.54	7,028,972	—	to	—	2.16	to	2.16	26.06	to	26.06

American Funds IS Global Growth Fund (Class 2)
2021	8,328,636	6.57	to	77.82	54,697,494	—	to	—	0.33	to	0.34	16.42	to	16.42
2020	8,612,292	5.64	to	66.84	48,582,942	—	to	—	0.32	to	0.35	30.47	to	30.47
2019	9,445,031	4.32	to	4.32	40,833,421	—	to	—	1.13	to	1.13	35.28	to	35.28
2018	9,887,255	3.20	to	3.20	31,598,381	—	to	—	0.66	to	0.66	(9.05)	to	(9.05)
2017	10,490,172	3.51	to	3.51	36,859,107	—	to	—	0.67	to	0.67	31.47	to	31.47

American Funds IS Global Small Capitalization Fund (Class 2)
2021	5,004,409	5.95	to	64.27	29,795,351	—	to	—	—	to	—	—	to	6.74
2020	5,194,695	5.58	to	5.58	28,975,746	—	to	—	0.17	to	0.17	29.72	to	29.72
2019	5,693,788	4.30	to	4.30	24,482,321	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	5,974,134	3.27	to	3.27	19,531,117	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)
2017	6,464,166	3.65	to	3.65	23,624,911	—	to	—	0.43	to	0.43	25.89	to	25.89

American Funds IS Growth Fund (Class 2)
2021	36,127,285	7.11	to	89.38	257,051,739	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	38,429,692	5.83	to	73.27	224,134,103	—	to	—	0.31	to	0.32	52.08	to	52.08
2019	41,095,839	3.83	to	48.18	157,588,645	—	to	—	0.75	to	0.78	30.77	to	30.77
2018	43,960,558	2.93	to	36.84	128,899,817	—	to	—	0.43	to	0.44	(0.25)	to	(0.25)
2017	46,489,883	2.94	to	36.93	136,648,653	—	to	—	0.50	to	0.52	28.29	to	28.29

American Funds IS Growth-Income Fund (Class 2)
2021	28,159,232	5.74	to	55.86	161,578,185	—	to	—	1.13	to	1.13	24.09	to	24.10
2020	29,856,094	4.62	to	45.01	138,052,453	—	to	—	1.38	to	1.58	13.55	to	13.55
2019	31,351,803	4.07	to	39.64	127,661,963	—	to	—	1.67	to	1.70	26.14	to	26.14
2018	33,758,945	3.23	to	31.43	108,978,582	—	to	—	1.40	to	1.42	(1.79)	to	(1.79)
2017	35,655,282	3.29	to	32.00	117,193,364	—	to	—	1.40	to	1.43	22.38	to	22.38

American Funds IS International Fund (Class 2)
2021	1,402,629	38.07	to	43.40	60,854,523	—	to	—	2.35	to	2.50	(1.50)	to	(1.50)
2020	1,512,328	38.65	to	44.06	66,611,695	—	to	—	0.67	to	0.69	13.97	to	13.97
2019	1,558,282	33.91	to	38.65	60,221,885	—	to	—	1.45	to	1.53	22.88	to	22.88
2018	1,655,120	27.59	to	31.46	52,054,359	—	to	—	1.72	to	1.75	(13.13)	to	(13.13)
2017	1,649,191	31.77	to	36.21	59,709,482	—	to	—	1.27	to	1.32	32.14	to	32.14

American Funds IS New World Fund® (Class 2)
2021	381,540	62.76	to	62.76	23,945,387	—	to	—	0.84	to	0.84	4.92	to	4.92
2020	407,180	59.82	to	59.82	24,355,884	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	434,739	48.40	to	48.40	21,042,255	—	to	—	0.97	to	0.97	29.14	to	29.14
2018	441,846	37.48	to	37.48	16,559,968	—	to	—	0.85	to	0.85	(14.04)	to	(14.04)
2017	462,491	43.60	to	43.60	20,164,169	—	to	—	0.94	to	0.94	29.44	to	29.44

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2021	96,107	6.17	to	6.17	592,792	—	to	—	1.55	to	1.55	9.92	to	9.92
2020	113,917	5.61	to	5.61	639,232	—	to	—	1.52	to	1.52	14.87	to	14.87
2019	122,447	4.88	to	4.88	598,152	—	to	—	1.72	to	1.72	18.25	to	18.25
2018	137,602	4.13	to	4.13	568,454	—	to	—	1.67	to	1.67	(5.35)	to	(5.35)
2017	148,685	4.36	to	4.36	648,959	—	to	—	1.87	to	1.87	14.10	to	14.10

SA-115

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
2021	11,306	$49.27	to	$49.27	$556,995	—%	to	—%	0.12%	to	0.12%	24.27%	to	24.27%
2020	11,401	39.65	to	39.65	451,988	—	to	—	0.04	to	0.04	33.34	to	33.34
2019	11,656	29.73	to	29.73	346,551	—	to	—	0.39	to	0.39	29.82	to	29.82
2018	11,595	22.90	to	22.90	265,562	—	to	—	0.35	to	0.35	(5.17)	to	(5.17)
2017	10,586	24.15	to	24.15	255,666	—	to	—	0.62	to	0.62	23.50	to	23.50

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2021	2,332,543	9.47	to	9.47	22,080,618	—	to	—	1.86	to	1.86	24.89	to	24.89
2020	2,554,584	7.58	to	7.58	19,362,697	—	to	—	1.84	to	1.84	6.69	to	6.69
2019	2,686,174	7.10	to	7.10	19,082,554	—	to	—	2.01	to	2.01	27.44	to	27.44
2018	2,851,590	5.57	to	5.57	15,895,419	—	to	—	2.25	to	2.25	(8.29)	to	(8.29)
2017	3,040,348	6.08	to	6.08	18,479,871	—	to	—	1.72	to	1.72	12.89	to	12.89

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2021	491,564	22.15	to	22.15	10,885,937	—	to	—	1.18	to	1.18	5.60	to	5.60
2020	235,041	20.97	to	20.97	4,929,276	—	to	—	1.10	to	1.10	12.24	to	12.24
2019	223,999	18.69	to	18.69	4,185,434	—	to	—	1.93	to	1.93	15.75	to	15.75
2018	209,014	16.14	to	16.14	3,374,027	—	to	—	4.62	to	4.62	(4.26)	to	(4.26)
2017	41,101	16.86	to	16.86	693,007	—	to	—	1.33	to	1.33	12.80	to	12.80

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2021	185,415	24.59	to	24.59	4,559,645	—	to	—	1.10	to	1.10	9.26	to	9.26
2020	131,890	22.51	to	22.51	2,968,409	—	to	—	1.15	to	1.15	14.72	to	14.72
2019	107,857	19.62	to	19.62	2,116,014	—	to	—	2.25	to	2.25	19.88	to	19.88
2018	70,648	16.37	to	16.37	1,156,195	—	to	—	1.30	to	1.30	(6.08)	to	(6.08)
2017	59,702	17.42	to	17.42	1,040,282	—	to	—	1.29	to	1.29	16.26	to	16.26

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2021	286,471	27.65	to	27.65	7,920,391	—	to	—	0.87	to	0.87	12.07	to	12.07
2020	280,963	24.67	to	24.67	6,931,456	—	to	—	0.96	to	0.96	16.64	to	16.64
2019	302,441	21.15	to	21.15	6,396,737	—	to	—	1.80	to	1.80	24.11	to	24.11
2018	274,236	17.04	to	17.04	4,673,382	—	to	—	1.23	to	1.23	(8.05)	to	(8.05)
2017	244,711	18.53	to	18.53	4,535,514	—	to	—	1.19	to	1.19	20.69	to	20.69

Fidelity® VIP Government Money Market Portfolio (Service Class)
2021	2,199,286	10.45	to	10.45	22,986,097	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	1,908,239	10.45	to	10.45	19,943,183	—	to	—	0.25	to	0.25	0.28	to	0.28
2019	1,711,956	10.42	to	10.42	17,842,230	—	to	—	1.87	to	1.87	1.92	to	1.92
2018	1,263,420	10.23	to	10.23	12,919,921	—	to	—	1.56	to	1.56	1.55	to	1.55
2017	922,916	10.07	to	10.07	9,293,844	—	to	—	0.58	to	0.58	0.57	to	0.57

Fidelity® VIP Growth Portfolio (Service Class 2)
2021	30,277	55.29	to	55.29	1,673,886	—	to	—	—	to	—	22.90	to	22.90
2020	29,244	44.98	to	44.98	1,315,512	—	to	—	0.08	to	0.08	43.55	to	43.55
2019	55,701	31.34	to	31.34	1,745,490	—	to	—	0.05	to	0.05	33.98	to	33.98
2018	54,449	23.39	to	23.39	1,273,567	—	to	—	0.04	to	0.04	(0.43)	to	(0.43)
2017	46,053	23.49	to	23.49	1,081,852	—	to	—	0.06	to	0.06	34.81	to	34.81

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2021	762,183	56.05	to	56.05	42,723,130	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	822,958	43.96	to	43.96	36,177,261	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	844,105	33.75	to	33.75	28,492,570	—	to	—	0.21	to	0.21	31.27	to	31.27
2018	1,026,923	25.71	to	25.71	26,405,424	—	to	—	0.44	to	0.44	(6.64)	to	(6.64)
2017	1,152,312	27.54	to	27.54	31,736,718	—	to	—	0.78	to	0.78	21.59	to	21.59

SA-116

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2021	633,409	$45.28	to	$45.28	$28,681,834	—%	to	—%	0.35%	to	0.35%	25.31%	to	25.31%
2020	686,439	36.14	to	36.14	24,805,826	—	to	—	0.40	to	0.40	17.87	to	17.87
2019	740,974	30.66	to	30.66	22,717,551	—	to	—	0.68	to	0.68	23.17	to	23.17
2018	860,425	24.89	to	24.89	21,416,983	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)
2017	943,171	29.21	to	29.21	27,545,562	—	to	—	0.48	to	0.48	20.54	to	20.54

Fidelity® VIP Overseas Portfolio (Initial Class)
2021	93,039	5.55	to	5.55	516,095	—	to	—	0.53	to	0.53	19.70	to	19.70
2020	96,777	4.63	to	4.63	448,492	—	to	—	0.45	to	0.45	15.61	to	15.61
2019	101,110	4.01	to	4.01	405,292	—	to	—	1.73	to	1.73	27.77	to	27.77
2018	108,049	3.14	to	3.14	338,981	—	to	—	1.53	to	1.53	(14.81)	to	(14.81)
2017	115,911	3.68	to	3.68	426,847	—	to	—	1.42	to	1.42	30.28	to	30.28

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2021	8,822	19.56	to	19.56	172,539	—	to	—	2.40	to	2.40	3.53	to	3.53
2020	9,281	18.89	to	18.89	175,333	—	to	—	2.71	to	2.71	7.16	to	7.16
2019	12,209	17.63	to	17.63	215,225	—	to	—	2.64	to	2.64	10.66	to	10.66
2018	16,120	15.93	to	15.93	256,812	—	to	—	3.39	to	3.39	(2.82)	to	(2.82)
2017	17,984	16.39	to	16.39	294,821	—	to	—	2.72	to	2.72	7.54	to	7.54

Fidelity® VIP Value Strategies Portfolio (Service Class 2)
2021	4,819	34.54	to	34.54	166,431	—	to	—	1.88	to	1.88	33.34	to	33.34
2020	2,406	25.90	to	25.90	62,306	—	to	—	1.04	to	1.04	8.02	to	8.02
2019	6,654	23.98	to	23.98	159,539	—	to	—	1.50	to	1.50	34.10	to	34.10
2018	5,655	17.88	to	17.88	101,114	—	to	—	0.66	to	0.66	(17.50)	to	(17.50)
2017	8,857	21.67	to	21.67	191,944	—	to	—	1.41	to	1.41	19.08	to	19.08

Franklin DynaTech VIP Fund (Class 2)
2021	39,781	50.35	to	50.35	2,003,061	—	to	—	—	to	—	16.14	to	16.14
2020	47,310	43.35	to	43.35	2,051,015	—	to	—	—	to	—	44.88	to	44.88
2019	41,808	29.92	to	29.92	1,250,974	—	to	—	—	to	—	31.17	to	31.17
2018	41,961	22.81	to	22.81	957,241	—	to	—	—	to	—	3.14	to	3.14
2017	39,445	22.12	to	22.12	872,473	—	to	—	—	to	—	26.94	to	26.94

Franklin Income VIP Fund (Class 2)
2021	1,055,827	26.62	to	26.62	28,109,897	—	to	—	4.66	to	4.66	16.75	to	16.75
2020	1,105,013	22.80	to	22.80	25,197,630	—	to	—	5.88	to	5.88	0.69	to	0.69
2019	1,124,323	22.65	to	22.65	25,461,203	—	to	—	5.36	to	5.36	16.06	to	16.06
2018	1,168,046	19.51	to	19.51	22,791,371	—	to	—	4.82	to	4.82	(4.30)	to	(4.30)
2017	1,246,047	20.39	to	20.39	25,406,727	—	to	—	4.13	to	4.13	9.67	to	9.67

Franklin Mutual Global Discovery VIP Fund (Class 2)
2021	693,695	27.65	to	27.65	19,178,304	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	717,426	23.21	to	23.21	16,649,753	—	to	—	2.38	to	2.38	(4.46)	to	(4.46)
2019	744,259	24.29	to	24.29	18,079,229	—	to	—	1.61	to	1.61	24.37	to	24.37
2018	798,474	19.53	to	19.53	15,595,873	—	to	—	2.24	to	2.24	(11.22)	to	(11.22)
2017	1,001,689	22.00	to	22.00	22,037,018	—	to	—	1.78	to	1.78	8.60	to	8.60

Franklin Mutual Shares VIP Fund (Class 2)
2021	863,971	34.00	to	35.82	30,935,732	—	to	—	2.87	to	2.90	19.17	to	19.17
2020	936,156	28.53	to	30.06	28,129,101	—	to	—	2.81	to	2.84	(5.04)	to	(5.04)
2019	1,041,062	30.05	to	31.65	32,943,205	—	to	—	1.82	to	1.85	22.57	to	22.57
2018	1,159,807	24.51	to	25.82	29,942,759	—	to	—	2.41	to	2.41	(9.07)	to	(9.07)
2017	1,237,653	26.96	to	28.40	35,138,838	—	to	—	2.26	to	2.26	8.35	to	8.35

SA-117

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Rising Dividends VIP Fund (Class 2)
2021	87,217	$54.82	to	$54.82	$4,781,534	—%	to	—%	0.87%	to	0.87%	26.79%	to	26.79%
2020	94,457	43.24	to	43.24	4,084,265	—	to	—	1.22	to	1.22	15.97	to	15.97
2019	96,860	37.29	to	37.29	3,611,428	—	to	—	1.23	to	1.23	29.23	to	29.23
2018	106,381	28.85	to	28.85	3,069,219	—	to	—	1.26	to	1.26	(5.07)	to	(5.07)
2017	111,305	30.39	to	30.39	3,382,948	—	to	—	1.52	to	1.52	20.56	to	20.56

Franklin Small Cap Value VIP Fund (Class 2)
2021	330,084	62.74	to	62.74	20,709,416	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	341,362	50.05	to	50.05	17,083,664	—	to	—	1.49	to	1.49	5.19	to	5.19
2019	341,264	47.58	to	47.58	16,236,251	—	to	—	1.05	to	1.05	26.35	to	26.35
2018	367,368	37.66	to	37.66	13,833,407	—	to	—	0.85	to	0.85	(12.88)	to	(12.88)
2017	434,106	43.22	to	43.22	18,762,247	—	to	—	0.52	to	0.52	10.65	to	10.65

Franklin Small-Mid Cap Growth VIP Fund (Class 2)
2021	93,595	48.97	to	60.52	4,588,070	—	to	—	—	to	—	10.01	to	10.01
2020	108,372	44.52	to	55.01	4,828,326	—	to	—	—	to	—	55.09	to	55.09
2019	105,991	28.70	to	28.70	3,042,294	—	to	—	—	to	—	31.44	to	31.44
2018	113,569	21.84	to	21.84	2,480,167	—	to	—	—	to	—	(5.37)	to	(5.37)
2017	111,938	23.08	to	23.08	2,583,294	—	to	—	—	to	—	21.40	to	21.40

Franklin Strategic Income VIP Fund (Class 1)
2021	951,932	18.82	to	30.46	17,947,012	—	to	—	3.44	to	3.44	2.28	to	2.28
2020	930,696	18.40	to	29.78	17,154,506	—	to	—	3.60	to	5.06	3.75	to	3.75
2019	982,037	17.74	to	28.70	17,432,296	—	to	—	5.38	to	5.43	8.41	to	8.41
2018	1,108,818	16.36	to	26.47	18,154,695	—	to	—	2.89	to	2.91	(1.91)	to	(1.91)
2017	1,184,323	16.68	to	26.99	19,767,967	—	to	—	3.04	to	3.09	4.74	to	4.74

Putnam VT George Putnam Balanced Fund (Class IA)
2021	4,330	40.40	to	40.40	174,931	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	4,593	35.35	to	35.35	162,357	—	to	—	1.37	to	1.37	15.61	to	15.61
2019	5,119	30.58	to	30.58	156,540	—	to	—	1.58	to	1.58	24.35	to	24.35
2018	5,419	24.59	to	24.59	133,267	—	to	—	0.91	to	0.91	(2.82)	to	(2.82)
2017	5,942	25.30	to	25.30	150,363	—	to	—	1.82	to	1.82	15.29	to	15.29

Hartford Balanced HLS Fund (Class IA)
2021	5,911,958	9.86	to	9.86	58,288,834	—	to	—	1.03	to	1.03	19.64	to	19.64
2020	6,227,032	8.24	to	8.24	51,315,162	—	to	—	1.67	to	1.67	11.62	to	11.62
2019	6,937,349	7.38	to	7.38	51,219,138	—	to	—	1.93	to	1.93	22.80	to	22.80
2018	7,195,032	6.01	to	6.01	43,259,843	—	to	—	1.97	to	1.97	(5.24)	to	(5.24)
2017	7,728,445	6.34	to	6.34	49,036,985	—	to	—	2.36	to	2.36	15.59	to	15.59

Hartford Capital Appreciation HLS Fund (Class IA)
2021	7,696,807	24.67	to	24.67	189,871,456	—	to	—	0.47	to	0.47	14.76	to	14.76
2020	8,157,894	21.50	to	21.50	175,360,790	—	to	—	0.97	to	0.97	21.92	to	21.92
2019	8,739,384	17.63	to	17.63	154,091,247	—	to	—	1.18	to	1.18	31.28	to	31.28
2018	9,660,117	13.43	to	13.43	129,741,943	—	to	—	0.91	to	0.91	(6.96)	to	(6.96)
2017	10,431,126	14.43	to	14.43	150,571,431	—	to	—	1.13	to	1.13	22.14	to	22.14

Hartford Disciplined Equity HLS Fund (Class IA)
2021	16,907,528	7.53	to	7.53	127,286,801	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	18,014,627	6.00	to	6.00	108,050,830	—	to	—	0.58	to	0.58	18.04	to	18.04
2019	7,673,703	5.08	to	5.08	38,991,926	—	to	—	0.92	to	0.92	34.12	to	34.12
2018	8,102,755	3.79	to	3.79	30,697,369	—	to	—	0.74	to	0.74	(1.99)	to	(1.99)
2017	8,794,906	3.87	to	3.87	33,997,150	—	to	—	0.97	to	0.97	21.92	to	21.92

SA-118

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Dividend and Growth HLS Fund (Class IA)
2021	8,004,894	$16.77	to	$16.77	$134,241,589	—%	to	—%	1.31%	to	1.31%	32.00%	to	32.00%
2020	8,668,722	12.70	to	12.70	110,135,073	—	to	—	2.03	to	2.03	7.77	to	7.77
2019	8,603,081	11.79	to	11.79	101,421,297	—	to	—	1.93	to	1.93	28.60	to	28.60
2018	9,043,280	9.17	to	9.17	82,898,660	—	to	—	1.93	to	1.93	(5.32)	to	(5.32)
2017	9,780,574	9.68	to	9.68	94,693,561	—	to	—	1.67	to	1.67	18.36	to	18.36

Hartford International Opportunities HLS Fund (Class IA)
2021	6,286,286	6.90	to	6.90	43,360,979	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	6,377,009	6.40	to	6.40	40,797,488	—	to	—	1.94	to	1.94	20.45	to	20.45
2019	6,634,204	5.31	to	5.31	35,237,111	—	to	—	1.89	to	1.89	26.42	to	26.42
2018	6,980,252	4.20	to	4.20	29,326,271	—	to	—	1.94	to	1.94	(18.74)	to	(18.74)
2017	6,853,652	5.17	to	5.17	35,436,739	—	to	—	1.45	to	1.45	25.25	to	25.25

Hartford MidCap HLS Fund (Class IA)
2021	4,075,927	17.97	to	17.97	73,229,172	—	to	—	—	to	—	9.91	to	9.91
2020	4,318,032	16.35	to	16.35	70,585,956	—	to	—	0.05	to	0.06	25.11	to	26.19
2019	4,000,826	13.07	to	13.07	52,276,427	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	4,390,292	9.83	to	9.83	43,175,493	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)
2017	4,602,026	10.63	to	10.63	48,898,089	—	to	—	—	to	—	24.47	to	24.47

Hartford Small Company HLS Fund (Class IA)
2021	2,817,701	10.28	to	10.28	28,973,091	—	to	—	—	to	—	1.56	to	1.56
2020	3,257,748	10.12	to	10.12	32,982,871	—	to	—	—	to	—	55.52	to	55.52
2019	3,530,714	6.51	to	6.51	22,985,793	—	to	—	—	to	—	37.00	to	37.00
2018	4,048,358	4.75	to	4.75	19,238,364	—	to	—	—	to	—	(4.23)	to	(4.23)
2017	4,311,266	4.96	to	4.96	21,393,062	—	to	—	—	to	—	26.36	to	26.36

Hartford Small Cap Growth HLS Fund (Class IA)
2021	13,886	52.59	to	52.59	730,269	—	to	—	—	to	—	4.02	to	4.02
2020	13,588	50.56	to	50.56	687,021	—	to	—	—	to	—	33.20	to	33.20
2019	15,388	37.96	to	37.96	584,121	—	to	—	—	to	—	35.81	to	35.81
2018	13,686	27.95	to	27.95	382,515	—	to	—	—	to	—	(11.70)	to	(11.70)
2017	14,992	31.65	to	31.65	474,534	—	to	—	0.05	to	0.05	20.07	to	20.07

Hartford Stock HLS Fund (Class IA)
2021	4,243,576	15.22	to	15.22	64,575,847	—	to	—	1.19	to	1.19	24.98	to	24.98
2020	4,692,158	12.18	to	12.18	57,130,631	—	to	—	1.65	to	1.65	12.08	to	12.08
2019	5,336,892	10.86	to	10.86	57,979,034	—	to	—	1.65	to	1.65	31.22	to	31.22
2018	5,764,693	8.28	to	8.28	47,726,299	—	to	—	1.54	to	1.54	(0.14)	to	(0.14)
2017	6,295,606	8.29	to	8.29	52,196,305	—	to	—	1.81	to	1.81	19.85	to	19.85

Hartford Total Return Bond HLS Fund (Class IA)
2021	25,150,832	4.39	to	4.39	110,525,836	—	to	—	2.45	to	2.45	(0.94)	to	(0.94)
2020	24,584,128	4.44	to	4.44	109,065,762	—	to	—	3.66	to	3.66	9.02	to	9.02
2019	22,071,678	4.07	to	4.07	89,813,853	—	to	—	3.95	to	3.95	10.65	to	10.65
2018	22,780,139	3.68	to	3.68	83,775,555	—	to	—	3.96	to	3.96	(0.81)	to	(0.81)
2017	23,296,591	3.71	to	3.71	86,372,110	—	to	—	2.96	to	2.96	5.16	to	5.16

Hartford Ultrashort Bond HLS Fund (Class IA)
2021	15,423,591	1.94	to	1.94	29,949,221	—	to	—	0.68	to	0.68	(0.19)	to	(0.19)
2020	15,724,769	1.95	to	1.95	30,591,122	—	to	—	2.23	to	2.23	1.44	to	1.44
2019	12,833,240	1.92	to	1.92	24,612,485	—	to	—	2.37	to	2.37	2.82	to	2.82
2018	15,401,509	1.87	to	1.87	28,729,205	—	to	—	1.17	to	1.17	1.57	to	1.57
2017	16,548,853	1.84	to	1.84	30,392,465	—	to	—	0.80	to	0.80	1.01	to	1.01

SA-119

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. American Franchise Fund (Series I)
2021	185,317	$43.56	to	$43.56	$8,071,552	—%	to	—%	—%	to	—%	11.93%	to	11.93%
2020	196,303	38.91	to	38.91	7,638,982	—	to	—	0.07	to	0.07	42.35	to	42.35
2019	199,031	27.34	to	27.34	5,440,764	—	to	—	—	to	—	36.76	to	36.76
2018	245,568	19.99	to	19.99	4,908,701	—	to	—	—	to	—	(3.62)	to	(3.62)
2017	251,486	20.74	to	20.74	5,216,028	—	to	—	0.09	to	0.09	27.34	to	27.34

Invesco V.I. American Value Fund (Series I)
2021	4,976	48.04	to	48.04	239,040	—	to	—	0.45	to	0.45	27.95	to	27.95
2020	5,134	37.54	to	37.54	192,735	—	to	—	0.93	to	0.93	1.12	to	1.12
2019	5,211	37.13	to	37.13	193,471	—	to	—	0.71	to	0.71	25.03	to	25.03
2018	5,328	29.70	to	29.70	158,223	—	to	—	0.49	to	0.49	(12.65)	to	(12.65)
2017	5,426	33.99	to	33.99	184,470	—	to	—	0.82	to	0.82	9.96	to	9.96

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2021	214,169	20.35	to	20.35	4,357,686	—	to	—	3.06	to	3.06	9.54	to	9.54
2020	226,948	18.57	to	18.57	4,215,368	—	to	—	7.71	to	7.71	10.22	to	10.22
2019	252,314	16.85	to	16.85	4,251,777	—	to	—	—	to	—	15.21	to	15.21
2018	254,027	14.63	to	14.63	3,715,656	—	to	—	1.55	to	1.55	(6.46)	to	(6.46)
2017	294,089	15.64	to	15.64	4,598,724	—	to	—	4.07	to	4.07	10.16	to	10.16

Invesco V.I. Comstock Fund (Series II)
2021	297,518	35.94	to	35.94	10,693,451	—	to	—	1.62	to	1.62	33.04	to	33.04
2020	318,418	27.02	to	27.02	8,602,268	—	to	—	2.17	to	2.17	(1.09)	to	(1.09)
2019	339,897	27.31	to	27.31	9,283,536	—	to	—	1.68	to	1.68	24.94	to	24.94
2018	376,987	21.86	to	21.86	8,241,222	—	to	—	1.44	to	1.44	(12.37)	to	(12.37)
2017	404,034	24.95	to	24.95	10,078,846	—	to	—	1.95	to	1.95	17.57	to	17.57

Invesco V.I. Core Equity Fund (Series I)
2021	22,943	48.96	to	48.96	1,123,267	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	24,438	38.33	to	38.33	936,637	—	to	—	1.34	to	1.34	13.85	to	13.85
2019	32,974	33.66	to	33.66	1,110,074	—	to	—	0.93	to	0.93	28.96	to	28.96
2018	37,845	26.10	to	26.10	987,917	—	to	—	0.90	to	0.90	(9.39)	to	(9.39)
2017	41,669	28.81	to	28.81	1,200,515	—	to	—	0.97	to	0.97	13.17	to	13.17

Invesco V.I. Diversified Dividend Fund (Series II)
2021	296	29.36	to	29.36	8,700	—	to	—	1.99	to	1.99	18.59	to	18.59
2020	300	24.76	to	24.76	7,417	—	to	—	2.92	to	2.92	(0.13)	to	(0.13)
2019	303	24.79	to	24.79	7,517	—	to	—	2.72	to	2.72	24.77	to	24.77
2018	307	19.87	to	19.87	6,094	—	to	—	2.18	to	2.18	(7.81)	to	(7.81)
2017	310	21.55	to	21.55	6,684	—	to	—	1.51	to	1.51	8.35	to	8.35

Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
2021	1,214	66.86	to	66.86	81,178	—	to	—	1.06	to	1.06	28.88	to	28.88
2020	1,233	51.88	to	51.88	63,942	—	to	—	1.31	to	1.31	12.42	to	12.42
2019	1,245	46.15	to	46.15	57,451	—	to	—	1.54	to	1.54	28.46	to	28.46
2018	1,243	35.92	to	35.92	44,666	—	to	—	1.04	to	1.04	(8.11)	to	(8.11)
2017	1,255	39.09	to	39.09	49,076	—	to	—	0.73	to	0.73	18.33	to	18.33

Invesco V.I. Global Real Estate Fund (Series I)
2021	38,134	28.80	to	28.80	1,098,345	—	to	—	2.60	to	2.60	25.71	to	25.71
2020	44,619	22.91	to	22.91	1,022,301	—	to	—	5.30	to	5.30	(12.32)	to	(12.32)
2019	46,360	26.13	to	26.13	1,211,406	—	to	—	4.69	to	4.69	23.00	to	23.00
2018	44,644	21.24	to	21.24	948,432	—	to	—	3.82	to	3.82	(6.15)	to	(6.15)
2017	43,927	22.64	to	22.64	994,359	—	to	—	3.27	to	3.27	13.05	to	13.05

SA-120

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Growth and Income Fund (Series II)
2021	88,582	$31.31	to	$44.66	$2,936,509	—%	to	—%	1.34%	to	1.37%	28.19%	to	28.19%
2020	95,914	24.42	to	34.84	2,473,206	—	to	—	2.03	to	2.08	1.85	to	1.85
2019	96,255	23.98	to	34.20	2,439,615	—	to	—	1.58	to	1.59	24.85	to	24.85
2018	95,861	19.21	to	27.40	1,948,355	—	to	—	1.77	to	1.79	(13.59)	to	(13.59)
2017	101,672	22.23	to	31.70	2,385,928	—	to	—	1.15	to	1.32	14.04	to	14.04

Invesco V.I. International Growth Fund (Series I)
2021	722,743	20.13	to	20.13	14,545,598	—	to	—	1.25	to	1.25	5.89	to	5.89
2020	764,718	19.01	to	19.01	14,534,461	—	to	—	2.44	to	2.44	14.00	to	14.00
2019	772,587	16.67	to	16.67	12,881,253	—	to	—	1.58	to	1.58	28.57	to	28.57
2018	820,828	12.97	to	12.97	10,644,312	—	to	—	2.05	to	2.05	(14.98)	to	(14.98)
2017	865,213	15.25	to	15.25	13,196,094	—	to	—	1.44	to	1.44	23.00	to	23.00

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2021	72,687	47.22	to	47.22	3,431,999	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	76,763	38.31	to	38.31	2,940,889	—	to	—	0.73	to	0.73	9.25	to	9.25
2019	86,213	35.07	to	35.07	3,023,319	—	to	—	0.48	to	0.48	25.28	to	25.28
2018	101,923	27.99	to	27.99	2,853,068	—	to	—	0.51	to	0.51	(11.35)	to	(11.35)
2017	113,156	31.58	to	31.58	3,573,061	—	to	—	0.51	to	0.51	14.92	to	14.92

Invesco V.I. Small Cap Equity Fund (Series I)
2021	278,436	43.68	to	43.68	12,161,941	—	to	—	0.16	to	0.16	20.40	to	20.40
2020	286,296	36.28	to	36.28	10,386,249	—	to	—	0.37	to	0.37	27.24	to	27.24
2019	288,141	28.51	to	28.51	8,215,128	—	to	—	—	to	—	26.60	to	26.60
2018	296,262	22.52	to	22.52	6,672,016	—	to	—	—	to	—	(15.08)	to	(15.08)
2017	311,644	26.52	to	26.52	8,264,685	—	to	—	—	to	—	14.06	to	14.06

Lord Abbett Bond Debenture Portfolio (Class VC)
2021	578,001	24.52	to	24.52	14,174,150	—	to	—	3.24	to	3.24	3.28	to	3.28
2020	524,680	23.74	to	23.74	12,458,276	—	to	—	4.01	to	4.01	7.30	to	7.30
2019	527,412	22.13	to	22.13	11,670,733	—	to	—	3.95	to	3.95	13.35	to	13.35
2018	529,205	19.52	to	19.52	10,330,803	—	to	—	4.39	to	4.39	(4.02)	to	(4.02)
2017	531,562	20.34	to	20.34	10,811,276	—	to	—	4.26	to	4.26	9.21	to	9.21

Lord Abbett Dividend Growth Portfolio (Class VC)
2021	119,213	46.62	to	46.62	5,557,943	—	to	—	0.73	to	0.73	25.62	to	25.62
2020	113,857	37.11	to	37.11	4,225,636	—	to	—	1.01	to	1.01	15.42	to	15.42
2019	117,557	32.16	to	32.16	3,780,227	—	to	—	1.52	to	1.52	26.45	to	26.45
2018	137,068	25.43	to	25.43	3,485,789	—	to	—	1.78	to	1.78	(4.67)	to	(4.67)
2017	149,318	26.68	to	26.68	3,983,447	—	to	—	1.55	to	1.55	19.12	to	19.12

Lord Abbett Fundamental Equity Portfolio (Class VC)
2021	41,527	33.00	to	33.00	1,370,415	—	to	—	0.80	to	0.80	27.31	to	27.31
2020	45,897	25.92	to	25.92	1,189,681	—	to	—	1.35	to	1.35	1.77	to	1.77
2019	40,657	25.47	to	25.47	1,035,504	—	to	—	1.34	to	1.34	21.51	to	21.51
2018	38,831	20.96	to	20.96	813,880	—	to	—	1.58	to	1.58	(8.16)	to	(8.16)
2017	36,827	22.82	to	22.82	840,421	—	to	—	1.06	to	1.06	12.57	to	12.57

Lord Abbett Growth and Income Portfolio (Class VC)
2021	153,970	33.07	to	33.07	5,091,343	—	to	—	1.03	to	1.03	29.02	to	29.02
2020	164,935	25.63	to	25.63	4,227,212	—	to	—	1.75	to	1.75	2.70	to	2.70
2019	178,136	24.96	to	24.96	4,445,632	—	to	—	1.68	to	1.68	22.49	to	22.49
2018	186,983	20.37	to	20.37	3,809,558	—	to	—	1.42	to	1.42	(8.14)	to	(8.14)
2017	189,488	22.18	to	22.18	4,202,886	—	to	—	1.38	to	1.38	13.38	to	13.38

SA-121

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Growth Series (Initial Class)
2021	73,288	$63.70	to	$85.21	$4,668,111	—%	to	—%	—%	to	—%	—%	to	23.53%
2020	77,178	51.56	to	51.56	3,979,402	—	to	—	—	to	—	31.86	to	31.86
2019	104,456	39.10	to	39.10	4,084,669	—	to	—	—	to	—	38.15	to	38.15
2018	91,279	28.31	to	28.31	2,583,711	—	to	—	0.10	to	0.10	2.67	to	2.67
2017	68,519	27.57	to	27.57	1,889,055	—	to	—	0.13	to	0.13	31.40	to	31.40

MFS® Investors Trust Series (Initial Class)
2021	147,573	50.56	to	55.75	7,462,261	—	to	—	0.61	to	0.62	26.81	to	26.81
2020	148,319	39.87	to	43.96	5,914,323	—	to	—	0.64	to	1.20	13.87	to	13.87
2019	149,645	35.01	to	35.01	5,239,752	—	to	—	0.68	to	0.68	31.58	to	31.58
2018	163,922	26.61	to	26.61	4,362,145	—	to	—	0.75	to	0.75	(5.49)	to	(5.49)
2017	52,165	28.16	to	28.16	1,468,749	—	to	—	0.68	to	0.68	23.35	to	23.35

MFS® New Discovery Series (Initial Class)
2021	46,192	85.38	to	85.38	3,943,721	—	to	—	—	to	—	1.80	to	1.80
2020	46,505	83.87	to	83.87	3,900,186	—	to	—	—	to	—	45.89	to	45.89
2019	49,146	57.49	to	57.49	2,825,290	—	to	—	—	to	—	41.70	to	41.70
2018	49,682	40.57	to	40.57	2,015,583	—	to	—	—	to	—	(1.48)	to	(1.48)
2017	49,873	41.18	to	41.18	2,053,651	—	to	—	—	to	—	26.65	to	26.65

MFS® Total Return Bond Series (Initial Class)
2021	1,693,368	18.48	to	18.48	31,295,265	—	to	—	2.67	to	2.67	(0.81)	to	(0.81)
2020	1,709,455	18.63	to	18.63	31,851,565	—	to	—	3.48	to	3.48	8.47	to	8.47
2019	1,758,189	17.18	to	17.18	30,202,026	—	to	—	3.43	to	3.43	10.21	to	10.21
2018	1,861,241	15.59	to	15.59	29,011,203	—	to	—	3.22	to	3.22	(1.09)	to	(1.09)
2017	2,050,491	15.76	to	15.76	32,312,033	—	to	—	3.44	to	3.44	4.46	to	4.46

MFS® Total Return Series (Initial Class)
2021	455,305	36.80	to	36.94	16,816,881	—	to	—	1.80	to	1.81	14.12	to	14.12
2020	469,138	32.25	to	32.37	15,184,393	—	to	—	2.33	to	2.37	9.81	to	9.81
2019	482,937	29.37	to	29.47	14,234,211	—	to	—	2.37	to	2.37	20.38	to	20.38
2018	507,387	24.40	to	24.48	12,422,620	—	to	—	2.22	to	2.23	(5.61)	to	(5.61)
2017	506,039	25.85	to	25.94	13,126,169	—	to	—	2.37	to	2.38	12.30	to	12.30

MFS® Value Series (Initial Class)
2021	1,129,322	35.44	to	35.44	40,025,114	—	to	—	1.33	to	1.33	25.45	to	25.45
2020	1,178,062	28.25	to	28.25	33,281,559	—	to	—	1.59	to	1.59	3.48	to	3.48
2019	1,184,999	27.30	to	27.30	32,353,163	—	to	—	2.14	to	2.14	29.80	to	29.80
2018	1,235,294	21.03	to	21.03	25,983,180	—	to	—	1.55	to	1.55	(10.09)	to	(10.09)
2017	1,272,694	23.39	to	23.39	29,772,878	—	to	—	1.93	to	1.93	17.65	to	17.65

Invesco V.I. Capital Appreciation Fund (Series II)
2021	85,833	49.53	to	49.53	4,251,077	—	to	—	—	to	—	22.28	to	22.28
2020	102,660	40.50	to	40.50	4,158,046	—	to	—	—	to	—	36.24	to	36.24
2019	109,165	29.73	to	29.73	3,245,406	—	to	—	—	to	—	35.85	to	35.85
2018	140,890	21.88	to	21.88	3,083,326	—	to	—	—	to	—	(5.96)	to	(5.96)
2017	160,831	23.27	to	23.27	3,742,618	—	to	—	0.01	to	0.01	26.50	to	26.50

Invesco V.I. Global Fund (Series II)
2021	127,064	43.34	to	43.34	5,506,778	—	to	—	—	to	—	15.17	to	15.17
2020	142,343	37.63	to	37.63	5,356,379	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	144,024	29.55	to	29.55	4,256,149	—	to	—	0.64	to	0.64	31.45	to	31.45
2018	146,418	22.48	to	22.48	3,291,595	—	to	—	0.75	to	0.75	(13.39)	to	(13.39)
2017	146,172	25.96	to	25.96	3,794,171	—	to	—	0.72	to	0.72	36.32	to	36.32

SA-122

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Fund® (Series II)
2021	68,577	$44.56	to	$44.56	$3,056,099	—%	to	—%	0.52%	to	0.52%	27.23%	to	27.23%
2020	72,347	35.03	to	35.03	2,534,083	—	to	—	1.21	to	1.21	13.69	to	13.69
2019	73,087	30.81	to	30.81	2,251,656	—	to	—	0.82	to	0.82	31.74	to	31.74
2018	76,598	23.39	to	23.39	1,791,308	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)
2017	78,775	25.45	to	25.45	2,004,533	—	to	—	1.04	to	1.04	16.63	to	16.63

Invesco V.I. Main Street Small Cap Fund® (Series II)
2021	151,265	43.15	to	43.15	6,526,972	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	169,735	35.29	to	35.29	5,990,337	—	to	—	0.38	to	0.38	19.64	to	19.64
2019	181,983	29.50	to	29.50	5,368,465	—	to	—	—	to	—	26.13	to	26.13
2018	145,634	23.39	to	23.39	3,406,091	—	to	—	0.06	to	0.06	(10.54)	to	(10.54)
2017	150,636	26.14	to	26.14	3,938,058	—	to	—	0.68	to	0.68	13.91	to	13.91

Putnam VT Small Cap Growth Fund (Class IB)
2021	45,746	70.85	to	70.85	3,241,130	—	to	—	—	to	—	13.87	to	13.87
2020	52,650	62.22	to	62.22	3,275,970	—	to	—	—	to	—	48.37	to	48.37
2019	54,505	41.94	to	41.94	2,285,739	—	to	—	—	to	—	37.45	to	37.45
2018	56,386	30.51	to	30.51	1,720,409	—	to	—	—	to	—	(13.84)	to	(13.84)
2017	58,045	35.41	to	35.41	2,055,451	—	to	—	0.48	to	0.48	7.93	to	7.93

Putnam VT Diversified Income Fund (Class IA)
2021	39,837	35.15	to	35.15	1,400,448	—	to	—	0.94	to	0.94	(6.73)	to	(6.73)
2020	45,213	37.69	to	37.69	1,704,148	—	to	—	8.07	to	8.07	(0.76)	to	(0.76)
2019	51,524	37.98	to	37.98	1,956,808	—	to	—	3.69	to	3.69	11.56	to	11.56
2018	60,135	34.04	to	34.04	2,047,242	—	to	—	4.46	to	4.46	(0.74)	to	(0.74)
2017	66,275	34.30	to	34.30	2,273,068	—	to	—	5.88	to	5.88	7.42	to	7.42

Putnam VT Large Cap Value Fund (Class IA)
2021	262,434	61.29	to	61.29	16,084,126	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	280,947	48.02	to	48.02	13,492,377	—	to	—	1.97	to	1.97	6.06	to	6.06
2019	299,393	45.28	to	45.28	13,557,148	—	to	—	2.27	to	2.27	30.73	to	30.73
2018	329,525	34.64	to	34.64	11,413,915	—	to	—	0.94	to	0.94	(8.27)	to	(8.27)
2017	446,346	37.76	to	37.76	16,854,605	—	to	—	0.15	to	0.15	19.06	to	19.06

Putnam VT Global Asset Allocation Fund (Class IA)
2021	2,662	80.69	to	80.69	214,780	—	to	—	0.92	to	0.92	14.25	to	14.25
2020	2,816	70.63	to	70.63	198,881	—	to	—	2.23	to	2.23	12.58	to	12.58
2019	3,275	62.73	to	62.73	205,439	—	to	—	1.77	to	1.77	17.42	to	17.42
2018	3,739	53.43	to	53.43	199,748	—	to	—	2.14	to	2.14	(7.02)	to	(7.02)
2017	4,222	57.46	to	57.46	242,609	—	to	—	1.72	to	1.72	15.67	to	15.67

Putnam VT Focused International Equity Fund (Class IA)
2021	83,606	70.53	to	70.53	5,896,545	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	87,834	62.50	to	62.50	5,489,681	—	to	—	0.41	to	0.41	10.32	to	10.32
2019	94,435	56.66	to	56.66	5,350,375	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92
2018	93,895	44.64	to	44.64	4,191,312	—	to	—	0.56	to	0.56	(12.21)	to	(12.21)
2017	99,872	50.85	to	50.85	5,078,276	—	to	—	1.54	to	1.54	28.71	to	28.71

Putnam VT Global Health Care Fund (Class IA)
2021	17,297	68.82	to	68.82	1,190,449	—	to	—	1.28	to	1.28	19.77	to	19.77
2020	20,804	57.46	to	57.46	1,195,484	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	22,278	49.34	to	49.34	1,099,101	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	23,846	37.78	to	37.78	900,944	—	to	—	1.18	to	1.18	(0.29)	to	(0.29)
2017	25,396	37.89	to	37.89	962,331	—	to	—	0.76	to	0.76	15.60	to	15.60

SA-123

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2021	104,080	$62.28	to	$62.28	$6,482,092	—%	to	—%	4.76%	to	4.76%	5.20%	to	5.20%
2020	100,837	59.20	to	59.20	5,969,725	—	to	—	5.78	to	5.78	5.50	to	5.50
2019	102,978	56.11	to	56.11	5,778,479	—	to	—	6.24	to	6.24	14.55	to	14.55
2018	112,508	48.99	to	48.99	5,511,412	—	to	—	5.90	to	5.90	(3.59)	to	(3.59)
2017	120,065	50.81	to	50.81	6,100,542	—	to	—	5.91	to	5.91	7.22	to	7.22

Putnam VT Income Fund (Class IA)
2021	157,543	43.21	to	43.21	6,807,296	—	to	—	1.67	to	1.67	(4.44)	to	(4.44)
2020	172,440	45.21	to	45.21	7,796,814	—	to	—	5.10	to	5.10	6.01	to	6.01
2019	188,792	42.65	to	42.65	8,052,202	—	to	—	3.34	to	3.34	12.24	to	12.24
2018	179,436	38.00	to	38.00	6,818,248	—	to	—	3.07	to	3.07	0.37	to	0.37
2017	163,718	37.86	to	37.86	6,198,179	—	to	—	4.53	to	4.53	5.90	to	5.90

Putnam VT International Equity Fund (Class IA)
2021	268,301	32.15	to	32.15	8,625,536	—	to	—	1.40	to	1.40	9.09	to	9.09
2020	304,080	29.47	to	29.47	8,961,246	—	to	—	1.80	to	1.80	12.35	to	12.35
2019	303,327	26.23	to	26.23	7,956,448	—	to	—	1.65	to	1.65	25.55	to	25.55
2018	317,334	20.89	to	20.89	6,629,874	—	to	—	1.62	to	1.62	(18.95)	to	(18.95)
2017	322,925	25.78	to	25.78	8,323,637	—	to	—	2.47	to	2.47	26.93	to	26.93

Putnam VT Emerging Markets Equity Fund (Class IA)
2021	8,873	32.56	to	32.56	288,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	9,165	33.90	to	33.90	310,682	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	9,699	26.43	to	26.43	256,344	—	to	—	—	to	—	25.21	to	25.21
2018	10,265	21.11	to	21.11	216,683	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)
2017	10,552	25.87	to	25.87	272,996	—	to	—	1.27	to	1.27	35.37	to	35.37

Putnam VT International Value Fund (Class IA)
2021	44,213	28.47	to	28.47	1,258,709	—	to	—	2.19	to	2.19	15.28	to	15.28
2020	49,216	24.70	to	24.70	1,215,451	—	to	—	2.75	to	2.75	4.23	to	4.23
2019	55,058	23.69	to	23.69	1,304,551	—	to	—	2.93	to	2.93	20.44	to	20.44
2018	60,846	19.67	to	19.67	1,197,008	—	to	—	2.32	to	2.32	(17.38)	to	(17.38)
2017	69,635	23.81	to	23.81	1,657,997	—	to	—	1.80	to	1.80	25.06	to	25.06

Putnam VT Multi-Cap Core Fund (Class IA)
2021	14,139	49.14	to	49.14	694,730	—	to	—	0.83	to	0.83	31.32	to	31.32
2020	14,691	37.42	to	37.42	549,689	—	to	—	1.18	to	1.18	17.64	to	17.64
2019	15,392	31.81	to	31.81	489,587	—	to	—	1.39	to	1.39	32.00	to	32.00
2018	17,231	24.10	to	24.10	415,199	—	to	—	1.41	to	1.41	(7.44)	to	(7.44)
2017	20,701	26.03	to	26.03	538,918	—	to	—	1.27	to	1.27	23.14	to	23.14

Putnam VT Government Money Market Fund (Class IA)
2021	20,431	1.88	to	1.88	38,312	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	20,846	1.88	to	1.88	39,092	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	21,316	1.87	to	1.87	39,881	—	to	—	1.81	to	1.81	1.80	to	1.80
2018	25,311	1.84	to	1.84	46,517	—	to	—	1.42	to	1.42	1.43	to	1.43
2017	25,776	1.81	to	1.81	46,707	—	to	—	0.47	to	0.47	0.48	to	0.48

Putnam VT Sustainable Leaders Fund (Class IA)
2021	145,822	132.30	to	132.30	19,291,473	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	157,349	106.83	to	106.83	16,809,411	—	to	—	0.64	to	0.64	29.06	to	29.06
2019	170,533	82.77	to	82.77	14,115,335	—	to	—	0.68	to	0.68	36.72	to	36.72
2018	180,436	60.54	to	60.54	10,923,787	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)
2017	190,047	61.33	to	61.33	11,655,020	—	to	—	0.83	to	0.83	29.55	to	29.55

SA-124

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2021	60,894	$31.88	to	$31.88	$1,941,344	—%	to	—%	0.74%	to	0.74%	39.90%	to	39.90%
2020	54,875	22.79	to	22.79	1,250,496	—	to	—	1.08	to	1.08	3.96	to	3.96
2019	55,829	21.92	to	21.92	1,223,747	—	to	—	0.67	to	0.67	24.24	to	24.24
2018	70,553	17.64	to	17.64	1,244,753	—	to	—	0.41	to	0.41	(19.93)	to	(19.93)
2017	76,033	22.03	to	22.03	1,675,248	—	to	—	0.79	to	0.79	7.87	to	7.87

Templeton Developing Markets VIP Fund (Class 1)
2021	209,682	14.58	to	49.39	3,057,172	—	to	—	—	to	1.10	(5.51)	to	—
2020	221,414	15.43	to	15.43	3,416,463	—	to	—	4.38	to	4.38	17.39	to	17.39
2019	233,947	13.14	to	13.14	3,075,127	—	to	—	1.23	to	1.23	26.92	to	26.92
2018	257,737	10.36	to	10.36	2,669,308	—	to	—	1.11	to	1.11	(15.44)	to	(15.44)
2017	249,706	12.25	to	12.25	3,058,411	—	to	—	1.31	to	1.31	40.65	to	40.65

Templeton Foreign VIP Fund (Class 2)
2021	567,526	12.76	to	12.76	7,239,606	—	to	—	1.85	to	1.85	4.16	to	4.16
2020	582,057	12.25	to	12.25	7,128,559	—	to	—	3.38	to	3.38	(1.16)	to	(1.16)
2019	580,835	12.39	to	12.39	7,196,921	—	to	—	1.73	to	1.73	12.53	to	12.53
2018	610,311	11.01	to	11.01	6,720,178	—	to	—	2.66	to	2.66	(15.44)	to	(15.44)
2017	622,043	13.02	to	13.02	8,100,127	—	to	—	2.51	to	2.51	16.69	to	16.69

Templeton Global Bond VIP Fund (Class 2)
2021	1,046,119	17.61	to	17.61	18,425,801	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	1,068,827	18.54	to	18.54	19,815,067	—	to	—	8.51	to	8.51	(5.28)	to	(5.28)
2019	1,161,918	19.57	to	19.57	22,741,936	—	to	—	7.15	to	7.15	2.01	to	2.01
2018	1,309,552	19.19	to	19.19	25,125,671	—	to	—	—	to	—	1.94	to	1.94
2017	1,464,792	18.82	to	18.82	27,569,831	—	to	—	—	to	—	1.93	to	1.93

Templeton Growth VIP Fund (Class 2)
2021	414,952	18.37	to	25.21	7,645,690	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	417,272	17.52	to	24.04	7,331,796	—	to	—	2.98	to	2.99	5.80	to	5.80
2019	425,433	16.56	to	22.73	7,065,673	—	to	—	2.76	to	2.77	15.15	to	15.15
2018	431,915	14.38	to	19.73	6,229,470	—	to	—	1.97	to	1.98	(14.85)	to	(14.85)
2017	437,346	16.89	to	23.18	7,407,913	—	to	—	1.62	to	1.62	18.50	to	18.50

Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class I)
2021	11,921	23.23	to	23.23	276,897	—	to	—	3.92	to	3.92	(0.32)	to	(0.32)
2020	12,050	23.30	to	23.30	280,809	—	to	—	2.86	to	2.86	7.80	to	7.80
2019	12,180	21.62	to	21.62	263,308	—	to	—	4.07	to	4.07	10.88	to	10.88
2018	12,248	19.50	to	19.50	238,784	—	to	—	2.55	to	2.55	(0.65)	to	(0.65)
2017	12,259	19.62	to	19.62	240,569	—	to	—	3.14	to	3.14	6.24	to	6.24

Morgan Stanley VIF Emerging Markets Debt Portfolio (Class I)
2021	890	36.53	to	36.53	32,517	—	to	—	5.11	to	5.11	(2.02)	to	(2.02)
2020	917	37.29	to	37.29	34,177	—	to	—	4.51	to	4.51	5.55	to	5.55
2019	943	35.33	to	35.33	33,322	—	to	—	5.32	to	5.32	14.25	to	14.25
2018	964	30.92	to	30.92	29,821	—	to	—	5.63	to	5.63	(6.94)	to	(6.94)
2017	982	33.23	to	33.23	32,637	—	to	—	5.42	to	5.42	9.71	to	9.71

Morgan Stanley VIF Emerging Markets Equity Portfolio (Class I)
2021	660	46.97	to	46.97	30,993	—	to	—	0.83	to	0.83	2.99	to	2.99
2020	679	45.61	to	45.61	30,990	—	to	—	1.38	to	1.38	14.44	to	14.44
2019	699	39.85	to	39.85	27,866	—	to	—	1.07	to	1.07	19.59	to	19.59
2018	715	33.33	to	33.33	23,826	—	to	—	0.46	to	0.46	(17.47)	to	(17.47)
2017	728	40.38	to	40.38	29,400	—	to	—	0.75	to	0.75	35.06	to	35.06

SA-125

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Discovery Portfolio (Class II)
2021	128,891	$71.33	to	$71.33	$9,193,689	—%	to	—%	—%	to	—%	(11.19)%	to	(11.19)%
2020	133,366	80.32	to	80.32	10,712,014	—	to	—	—	to	—	152.04	to	152.04
2019	113,137	31.87	to	31.87	3,605,438	—	to	—	—	to	—	39.97	to	39.97
2018	107,137	22.77	to	22.77	2,439,336	—	to	—	—	to	—	10.53	to	10.53
2017	114,463	20.60	to	20.60	2,357,915	—	to	—	—	to	—	38.60	to	38.60

PSF PGIM Government Money Market Portfolio (Class I)
2021	8,992	10.45	to	10.45	93,960	—	to	—	0.04	to	0.04	0.04	to	0.04
2020	8,562	10.44	to	10.44	89,427	—	to	—	0.28	to	0.28	0.30	to	0.30
2019	7,122	10.41	to	10.41	74,166	—	to	—	1.90	to	1.90	1.92	to	1.92
2018	6,724	10.22	to	10.22	68,701	—	to	—	1.52	to	1.52	1.53	to	1.53
2017	6,725	10.06	to	10.06	67,677	—	to	—	0.56	to	0.56	0.56	to	0.56

Putnam VT Growth Opportunities Fund (Class IA)
2021	754,099	33.33	to	33.33	25,132,605	—	to	—	—	to	—	23.00	to	23.00
2020	848,958	27.10	to	27.10	23,003,098	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	919,490	19.48	to	19.48	17,912,750	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	983,740	14.33	to	14.33	13,977,383	—	to	—	—	to	—	2.38	to	2.38
2017	1,031,484	14.00	to	14.00	14,284,017	—	to	—	0.10	to	0.10	30.90	to	30.90

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2021	5,465,968	18.82	to	18.82	102,861,805	—	to	—	1.28	to	1.28	28.53	to	28.53
2020	5,930,310	14.64	to	14.64	86,824,837	—	to	—	1.81	to	1.81	18.24	to	18.24
2019	6,305,956	12.38	to	12.38	78,082,491	—	to	—	2.21	to	2.21	31.34	to	31.34
2018	7,012,417	9.43	to	9.43	66,109,424	—	to	—	1.01	to	1.01	(4.93)	to	(4.93)
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2021	78,393	34.45	to	34.45	2,700,534	—	to	—	1.78	to	1.78	24.60	to	24.60
2020	64,268	27.65	to	27.65	1,776,784	—	to	—	1.68	to	1.68	6.44	to	6.44
2019	63,396	25.97	to	25.97	1,646,619	—	to	—	1.59	to	1.59	27.11	to	27.11
2018	86,485	20.43	to	20.43	1,767,270	—	to	—	2.11	to	2.11	(8.54)	to	(8.54)
2017	89,366	22.34	to	22.34	1,996,616	—	to	—	1.55	to	1.55	12.65	to	12.65

Invesco V.I. American Value Fund (Series II)
2021	264,943	29.71	to	29.71	7,872,490	—	to	—	0.24	to	0.24	27.62	to	27.62
2020	276,035	23.28	to	23.28	6,426,705	—	to	—	0.65	to	0.65	0.86	to	0.86
2019	281,615	23.08	to	23.08	6,500,873	—	to	—	0.42	to	0.42	24.71	to	24.71
2018	308,630	18.51	to	18.51	5,712,866	—	to	—	0.19	to	0.19	(12.87)	to	(12.87)
2017	310,583	21.24	to	21.24	6,597,922	—	to	—	0.63	to	0.63	9.68	to	9.68

Putnam VT Diversified Income Fund (Class IB)
2021	239,025	16.47	to	16.47	3,937,046	—	to	—	0.61	to	0.61	(6.95)	to	(6.95)
2020	234,610	17.70	to	17.70	4,152,958	—	to	—	7.65	to	7.65	(0.90)	to	(0.90)
2019	246,852	17.86	to	17.86	4,409,548	—	to	—	3.24	to	3.24	11.23	to	11.23
2018	265,042	16.06	to	16.06	4,256,499	—	to	—	4.06	to	4.06	(0.98)	to	(0.98)
2017	271,768	16.22	to	16.22	4,407,781	—	to	—	5.65	to	5.65	7.12	to	7.12

Putnam VT Large Cap Value Fund (Class IB)
2021	164,158	62.00	to	62.00	10,178,550	—	to	—	1.21	to	1.21	27.30	to	27.30
2020	177,038	48.71	to	48.71	8,622,816	—	to	—	1.68	to	1.68	5.80	to	5.80
2019	171,688	46.03	to	46.03	7,903,650	—	to	—	2.00	to	2.00	30.40	to	30.40
2018	185,925	35.30	to	35.30	6,563,491	—	to	—	0.72	to	0.72	(8.49)	to	(8.49)
2017	222,690	38.58	to	38.58	8,590,516	—	to	—	1.61	to	1.61	18.77	to	18.77

SA-126

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Asset Allocation Fund (Class IB)
2021	2,545	$27.67	to	$27.67	$70,430	—%	to	—%	0.59%	to	0.59%	13.95%	to	13.95%
2020	1,933	24.29	to	24.29	46,937	—	to	—	1.82	to	1.82	12.31	to	12.31
2019	1,968	21.62	to	21.62	42,565	—	to	—	1.39	to	1.39	17.13	to	17.13
2018	3,534	18.46	to	18.46	65,251	—	to	—	1.80	to	1.80	(7.26)	to	(7.26)
2017	3,542	19.91	to	19.91	70,507	—	to	—	1.42	to	1.42	15.34	to	15.34

Putnam VT Focused International Equity Fund (Class IB)
2021	1,403	40.26	to	40.26	56,488	—	to	—	0.75	to	0.75	12.58	to	12.58
2020	1,410	35.76	to	35.76	50,409	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	1,415	32.49	to	32.49	45,984	—	to	—	—	to	—	26.60	to	26.60
2018	1,418	25.66	to	25.66	36,404	—	to	—	0.32	to	0.32	(12.43)	to	(12.43)
2017	1,415	29.31	to	29.31	41,486	—	to	—	1.33	to	1.33	28.38	to	28.38

Putnam VT High Yield Fund (Class IB)
2021	78,448	32.87	to	32.87	2,578,917	—	to	—	4.35	to	4.35	4.98	to	4.98
2020	54,564	31.32	to	31.32	1,708,745	—	to	—	5.51	to	5.51	5.21	to	5.21
2019	51,329	29.77	to	29.77	1,527,884	—	to	—	5.99	to	5.99	14.40	to	14.40
2018	60,177	26.02	to	26.02	1,565,840	—	to	—	5.67	to	5.67	(4.07)	to	(4.07)
2017	59,359	27.12	to	27.12	1,610,053	—	to	—	5.90	to	5.90	6.98	to	6.98

Putnam VT Income Fund (Class IB)
2021	65,330	21.71	to	21.71	1,418,558	—	to	—	1.72	to	1.72	(4.58)	to	(4.58)
2020	130,930	22.76	to	22.76	2,979,598	—	to	—	4.35	to	4.35	5.73	to	5.73
2019	115,549	21.52	to	21.52	2,487,068	—	to	—	3.13	to	3.13	11.89	to	11.89
2018	113,471	19.24	to	19.24	2,182,757	—	to	—	2.97	to	2.97	0.20	to	0.20
2017	112,172	19.20	to	19.20	2,153,424	—	to	—	4.43	to	4.43	5.59	to	5.59

Putnam VT International Equity Fund (Class IB)
2021	56,540	30.32	to	30.32	1,714,397	—	to	—	1.15	to	1.15	8.82	to	8.82
2020	57,001	27.86	to	27.86	1,588,288	—	to	—	1.57	to	1.57	12.10	to	12.10
2019	40,187	24.86	to	24.86	998,955	—	to	—	1.33	to	1.33	25.15	to	25.15
2018	47,307	19.86	to	19.86	939,610	—	to	—	1.36	to	1.36	(19.11)	to	(19.11)
2017	46,386	24.56	to	24.56	1,139,005	—	to	—	1.96	to	1.96	26.58	to	26.58

Putnam VT International Value Fund (Class IB)
2021	10,736	13.65	to	13.65	146,540	—	to	—	1.91	to	1.91	14.94	to	14.94
2020	14,693	11.88	to	11.88	174,494	—	to	—	2.42	to	2.42	3.94	to	3.94
2019	13,995	11.43	to	11.43	159,896	—	to	—	2.62	to	2.62	20.22	to	20.22
2018	14,265	9.50	to	9.50	135,576	—	to	—	1.46	to	1.46	(17.61)	to	(17.61)
2017	9,053	11.54	to	11.54	104,436	—	to	—	1.42	to	1.42	24.70	to	24.70

Putnam VT Multi-Cap Core Fund (Class IB)
2021	8,085	59.46	to	59.46	480,675	—	to	—	0.59	to	0.59	31.01	to	31.01
2020	2,710	45.38	to	45.38	122,969	—	to	—	1.00	to	1.00	17.33	to	17.33
2019	2,741	38.68	to	38.68	106,039	—	to	—	1.13	to	1.13	31.63	to	31.63
2018	3,389	29.39	to	29.39	99,591	—	to	—	1.16	to	1.16	(7.63)	to	(7.63)
2017	3,704	31.81	to	31.81	117,854	—	to	—	0.87	to	0.87	22.86	to	22.86

Putnam VT Sustainable Leaders Fund (Class IB)
2021	13,929	79.03	to	79.03	1,100,855	—	to	—	0.11	to	0.11	23.53	to	23.53
2020	8,640	63.98	to	63.98	552,734	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	8,401	49.69	to	49.69	417,497	—	to	—	0.46	to	0.46	36.36	to	36.36
2018	9,307	36.44	to	36.44	339,202	—	to	—	—	to	—	(1.53)	to	(1.53)
2017	9,820	37.01	to	37.01	363,431	—	to	—	0.60	to	0.60	29.22	to	29.22

SA-127

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II) (liquidated June 2, 2021)
2021	—	$13.69	to	$13.69	$—	—%	to	—%	—%	to	—%	—%	to	—%
2020	—	13.87	to	13.87	—	—	to	—	—	to	—	7.55	to	7.55
2019	8,635	12.90	to	12.90	111,357	—	to	—	3.82	to	3.82	10.61	to	10.61
2018	8,891	11.66	to	11.66	103,668	—	to	—	2.31	to	2.31	(0.91)	to	(0.91)
2017	9,114	11.77	to	11.77	107,239	—	to	—	2.91	to	2.91	5.89	to	5.89

Putnam VT Growth Opportunities Fund (Class IB)
2021	107,683	33.33	to	33.33	3,589,538	—	to	—	—	to	—	22.65	to	22.65
2020	122,704	27.18	to	27.18	3,334,777	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	129,282	19.59	to	19.59	2,533,049	—	to	—	0.14	to	0.14	36.74	to	36.74
2018	118,276	14.21	to	14.21	1,694,720	—	to	—	0.05	to	0.05	2.60	to	2.60
2017	108,059	13.85	to	13.85	1,512,350	—	to	—	0.14	to	0.14	31.30	to	31.30

AB VPS Growth and Income Portfolio (Class B) (available April 26, 2019)
2021	3,976	14.38	to	14.38	57,169	—	to	—	0.70	to	0.70	27.84	to	27.84
2020	2,666	11.25	to	11.25	29,985	—	to	—	1.30	to	1.30	2.47	to	2.47
2019	2,712	10.98	to	10.98	29,762	—	to	—	1.01	to	1.01	9.05	to	9.05
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Invesco V.I. High Yield Fund (Series I)
2021	1,408	17.00	to	17.00	23,925	—	to	—	4.86	to	4.86	4.38	to	4.38
2020	1,358	16.28	to	16.28	22,109	—	to	—	11.70	to	11.70	3.32	to	3.32
2019	—	15.76	to	15.76	—	—	to	—	—	to	—	13.51	to	13.51
2018	—	13.88	to	13.88	—	—	to	—	—	to	—	(3.35)	to	(3.35)
2017	—	14.37	to	14.37	—	—	to	—	—	to	—	6.30	to	6.30

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2021	383,886	17.37	to	17.37	6,668,837	—	to	—	—	to	—	19.10	to	19.10
2020	414,321	14.59	to	14.59	6,043,327	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—

SA-128

Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2021 and through April 13, 2022, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-129

INDEPENDENT AUDITOR’S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the statutory- basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-

basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory- basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued. Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgement made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatements of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts of disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ DELOITTE & TOUCHE LLP April 20, 2022

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2021 2020 Bonds $ 4,637,506,005 $ 4,571,087,432 Common and preferred stocks 45,203,078 22,441,831 Mortgage loans on real estate 809,966,089 766,622,883 Contract loans 91,332,445 95,042,308 Cash, cash equivalents and short-term investments 223,475,184 289,850,828 Derivatives 230,104,884 196,265,361 Other invested assets 623,472,598 560,265,450 Total cash and invested assets 6,661,060,283 6,501,576,093 Investment income due and accrued 50,898,403 56,966,047 Amounts recoverable for reinsurance 57,983,762 62,741,182 Federal income tax recoverable 21,736,496 74,413,249 Net deferred tax asset 54,062,000 79,536,000 Other assets 40,357,915 31,891,701 Separate Account assets 29,464,947,964 28,430,266,880 Total admitted assets $ 36,351,046,823 $ 35,237,391,152 Liabilities Aggregate reserves for future benefits $ 4,830,420,101 $ 4,864,936,892 Liability for deposit-type contracts 183,768,067 199,264,917 Policy and contract claim liabilities 23,430,216 28,119,632 Asset valuation reserve 142,453,157 134,693,701 Interest maintenance reserve 33,239,300 101,434,239 Payables to parent, subsidiaries and affiliates 21,274,697 10,779,853 Accrued expense allowances and amounts due from Separate Accounts (35,177,320) (40,378,588) Derivatives 39,551,990 437,969,150 Collateral on derivatives 25,301,279 93,719,979 Payable for repurchase agreements 183,544,160 158,756,325 Other liabilities 283,280,747 190,736,881 Separate Account liabilities 29,464,947,964 28,430,266,880 Total liabilities $ 35,578,602,625 $ 34,615,701,312 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 175,960,103 199,649,231 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 508,552,534 334,109,048 Total capital and surplus 772,444,198 621,689,840 Total liabilities and capital and surplus $ 36,351,046,823 $ 35,237,391,152 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2021 2020 2019 Premiums and annuity considerations $ (13,324,595,621) $ 135,503,495 $ 120,006,752 Net investment income 408,082,476 284,999,031 315,441,264 Commissions and expense allowances on reinsurance ceded 39,512,222 40,176,892 45,974,076 Reserve adjustments on reinsurance ceded 12,877,758,325 (455,831,436) (481,495,984) Fee income 608,547,614 566,055,501 589,064,520 Other revenues 9,315,635 9,802,097 5,884,135 Total revenues 618,620,651 580,705,580 594,874,763 Benefits and expenses Death and annuity benefits 327,677,837 309,993,312 286,737,104 Disability and other benefits 1,606,730 1,822,063 1,978,373 Surrenders and other fund withdrawals 2,758,605,951 2,554,992,951 3,097,282,584 Commissions and expense allowances 147,142,508 134,027,588 146,733,495 Decrease in aggregate reserves for life and accident and health policies (34,516,791) (107,901,611) (203,593,511) General insurance expenses 102,920,029 72,340,299 87,088,671 Net transfers from Separate Accounts (2,813,979,291) (2,605,128,491) (3,102,888,025) Modified coinsurance adjustment on reinsurance assumed (142,346,945) (129,063,015) (141,122,030) IMR adjustment on reinsurance ceded (104,364,668) — — Other expenses 9,698,947 12,194,085 41,247,764 Total benefits and expenses 252,444,307 243,277,181 213,464,425 Net gain from operations before federal income tax benefit 366,176,344 337,428,399 381,410,338 Federal income tax benefit (27,766,917) (65,215,649) (27,159,346) Net gain from operations 393,943,261 402,644,048 408,569,684 Net realized capital losses, after tax (259,332,205) (355,549,269) (12,360,382) Net income $134,611,056 $47,094,779 $396,209,302 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2021 2020 2019 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 85,431,561 335,431,561 Capital (return) paid-in — — (250,000,000) Balance, end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 199,649,231 223,338,361 247,027,489 Amortization, decreases of gain on inforce reinsurance (23,689,128) (23,689,130) (23,689,128) Balance, end of year 175,960,103 199,649,231 223,338,361 Unassigned funds Balance, beginning of year 334,109,048 668,014,412 575,879,546 Net income 134,611,056 47,094,779 396,209,302 Change in net unrealized capital gains (losses) on investments, net of tax 63,027,827 63,801,748 (301,668,972) Change in net unrealized foreign exchange capital gains (losses) 74,876 943,174 (1,967,237) Change in net deferred income tax (8,023,900) (69,213,609) (28,199,411) Change in reserve on account of change in valuation basis decrease — — 56,896,844 Change in asset valuation reserve (7,759,456) (6,185,849) (45,079,553) Change in nonadmitted assets (7,486,917) 29,654,393 15,943,893 Dividends to stockholder — (400,000,000) — Balance, end of year 508,552,534 334,109,048 668,014,412 Capital and surplus Balance, end of year $ 772,444,198 $ 621,689,840 $ 979,284,334 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2021	2020	2019
Operating activities			
Premiums and annuity considerations	$ 146,190,683	$ 136,031,492	$ 120,211,243
Net investment income	431,210,702	372,021,855	439,672,388
Reserve adjustments on reinsurance	(477,668,735)	(455,831,436)	(481,495,984)
Miscellaneous income	624,769,152	583,105,110	612,347,118
Total income	**724,501,802**	**635,327,021**	**690,734,765**
Benefits paid	3,100,030,507	2,867,926,352	3,438,350,617
Federal income tax recovered (paid)	(66,707,900)	(15,155,445)	12,692,835
Net transfers from Separate Accounts	(2,819,180,559)	(2,614,652,271)	(3,122,215,019)
Other expenses	107,579,772	151,838,371	242,486,361
Total benefits and expenses	**321,721,820**	**389,957,007**	**571,314,794**
Net cash provided by operating activities	**402,779,982**	**245,370,014**	**119,419,971**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	1,397,586,532	976,426,133	1,237,813,039
Common and preferred stocks	7,838,285	10,133,339	66,030,101
Mortgage loans	144,650,434	131,129,986	81,888,745
Derivatives and other	494,141,313	70,017,579	199,003,059
Total investment proceeds	**2,044,216,564**	**1,187,707,037**	**1,584,734,944**
Cost of investments acquired			
Bonds	1,438,251,127	984,005,477	912,788,647
Common and preferred stocks	30,216,379	11,980,227	3,294,932
Mortgage loans	187,868,518	54,734,810	111,438,828
Derivatives and other	782,188,617	123,412,680	178,022,586
Total investments acquired	**2,438,524,641**	**1,174,133,194**	**1,205,544,993**
Net decrease in contract loans	(3,709,863)	(4,883,195)	(2,699,971)
Net cash provided by investing activities	**(390,598,214)**	**18,457,038**	**381,889,922**
Financing and miscellaneous activities			
Return of paid-in surplus	—	—	(250,000,000)
Dividends to stockholder	—	(400,000,000)	—
Other cash provided (used)	(78,557,412)	16,403,380	(253,248,716)
Net cash used for financing and miscellaneous activities	**(78,557,412)**	**(383,596,620)**	**(503,248,716)**
Net (decrease) increase in cash, cash equivalents and short-term investments	**(66,375,644)**	**(119,769,568)**	**(1,938,823)**
Cash, cash equivalents and short-term investments, beginning of year	289,850,828	409,620,396	411,559,219
Cash, cash equivalents and short-term investments, end of year	**$ 223,475,184**	**$ 289,850,828**	**$ 409,620,396**
Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(47,978,871)	(8,481,263)	(99,820,813)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(47,978,871)	(8,481,263)	(99,820,813)
Non-cash reserve adjustments on reinsurance ceded	(13,355,427,060)	—	—
Non-cash ceded premiums for reinsurance	13,467,654,534	—	—
Non-cash transfer of funds witheld for unauthorized reinsurance	(102,388,675)	—	—
Non-cash transfer of IMR liability for reinsurance	(104,364,668)	—	—
Non-cash IMR adjustment on reinsurance ceded	104,364,668	—	—
Non-cash transfer of other balances for reinsurance	(9,838,799)	—	—

See notes to financial statements.

6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company ("TLA" or the "Company") is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda.

On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Hopmeadow Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annutiy operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2021	2020	2019
Net income					
1. TLA state basis			$ 134,611,056	$ 47,094,779	$ 396,209,302
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61	4	(16,926,181)	12,370,401	(42,350,753)
			(16,926,181)	12,370,401	(42,350,753)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$ 151,537,237	$ 34,724,378	$ 438,560,055
Surplus					
5. TLA state basis			$ 772,444,198	$ 621,689,840	$ 979,284,334
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61	5	26,746,967	43,673,148	31,302,747
			26,746,967	43,673,148	31,302,747
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$ 745,697,231	$ 578,016,692	$ 947,981,587

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

7

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. Certain reclassifications have been made to prior year financial information to conform to the current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 8

7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2021 and 2020, the Company had $24,857,926 and $12,464,067, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential"), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2021 and 2020 totaled $78,097 and $104,426 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below:

A. INDIVIDUAL ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 5,006,254	$ —	$ —	$ 5,006,254	0.02 %
b. At book value less current surrender charge of 5% or more	1,287,749	—	—	1,287,749	0.00 %
c. At fair value	—	—	23,061,960,555	23,061,960,555	80.47 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	6,294,003	—	23,061,960,555	23,068,254,558	80.49 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,584,564,733	—	—	1,584,564,733	5.53 %
2. Not subject to discretionary withdrawal	3,683,828,467	—	321,652,392	4,005,480,859	13.98 %
3. Total (gross: direct + assumed)	5,274,687,203	—	23,383,612,947	28,658,300,150	100.00 %
4. Reinsurance ceded	1,141,177,156	—	—	1,141,177,156	
5. Total (net)	$ 4,133,510,047	$ —	$ 23,383,612,947	$ 27,517,122,994	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 643,875	$ —	$ —	$ 643,875	

10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	274	—	—	274	0.01 %
c. At fair value	—	—	1,782,231	1,782,231	87.11 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	274	—	1,782,231	1,782,505	87.12 %
e. At book value without adjustment (minimal or no charge or adjustment)	263,549	—	—	263,549	12.88 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	263,823	—	1,782,231	2,046,054	100.00 %
4. Reinsurance ceded	—	—	—	—	
5. Total (net)	$ 263,823	$ —	$ 1,782,231	$ 2,046,054	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 137	$ —	$ —	$ 137	

C. DEPOSIT-TYPE CONTRACTS

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	15,926,251	—	—	15,926,251	1.77 %
2. Not subject to discretionary withdrawal	883,852,586	—	—	883,852,586	98.23 %
3. Total (gross: direct + assumed)	899,778,837	—	—	899,778,837	100.00 %
4. Reinsurance ceded	716,010,770	—	—	716,010,770	
5. Total (net)	$ 183,768,067	$ —	$ —	$ 183,768,067	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 4,130,689,315
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,084,555
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	183,768,067
4. Subtotal	4,317,541,937
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	23,385,395,178
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	23,385,395,178
12. Combined total	$ 27,702,937,115

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 96,787,791	$ 96,787,791	$ 108,352,267
b. Universal Life	879,485,921	867,093,196	926,837,551
c. Universal Life with Secondary Guarantees	3,976,016,238	3,399,910,408	10,425,548,050
d. Indexed Universal Life	408,315,808	381,420,059	462,583,992
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	3,179,073	3,887,412
h. Variable Life	—	—	—
i. Variable Universal Life	507,321,807	504,709,230	637,415,253
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	1,081,821,944
b. Accidental Death Benefits	XXX	XXX	69,270
c. Disability - Active Lives	XXX	XXX	774,834
d. Disability - Disabled Lives	XXX	XXX	35,670,638
e. Miscellaneous Reserves	XXX	XXX	646,364,768
3. Total (gross: direct + assumed)	5,867,927,565	5,253,099,757	14,329,325,979
4. Reinsurance Ceded	5,278,043,521	4,660,209,475	13,692,049,874
5. Total (net) (3) - (4)	$ 589,884,044	$ 592,890,282	$ 637,276,105

B. Separate Account with Guarantees

Not applicable.

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	6,019,802,203	6,019,802,203	6,019,802,203
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	6,019,802,203	6,019,802,203	6,019,802,203
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 6,019,802,203	$ 6,019,802,203	$ 6,019,802,203

Reconciliation of total life actuarial reserves and deposit fund liabilities:

D. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Life Insurance Section, Total (net)	$ 628,074,453
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	69,270
3. Exhibit 5, Disability - Active Lives Section, Total (net)	541,206
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	4,304,526
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,286,650
6. Subtotal	637,276,105
Separate Account Annual Statement:	
7. Exhibit 3, Line 0199999, Column 2	$ 6,019,802,203
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	6,019,802,203
11. Combined Total ((6) and (10))	$ 6,657,078,308

13

Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2021 and 2020. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $142,453,157 and $134,693,701 as of December 31, 2021 and 2020, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2021 and 2020 were $33,239,300 and $101,434,239 , respectively. The net capital gains captured in the IMR, net of taxes, in 2021, 2020 and 2019 were $44,948,214, $23,547,563 and $17,318,892, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2021, 2020 and 2019 was $8,778,483, $8,839,112 and $4,762,176, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $104,364,666 as of December 31, 2021, as a result of reinsurance, see Note 6. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 14

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $100,788, $4,753,109, and $2,342,362 for the years ended December 31, 2021, 2020 and 2019, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2021, 2020, and 2019. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2021, 2020 and 2019, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 15

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance modified the measurement of the Company’s perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This was effective January 1, 2021, with early adoption permitted in 2020. The Company adopted this guidance in 2021, and the impact was not material to the Company. In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company adopted these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company separately reported derivative premiums payable and receivable as components of Receivables from securities and Payables for securities reflecting amounts previously netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components. The adoption of this guidance was not material to the Company as it only resulted in a balance sheet reclassification. In 2020, the NAIC adopted SSAP No. 108 - Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1, 2020, and there was no impact upon adoption of this guidance. Recently Issued Accounting Standards In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company. In 2021, the NAIC revised SSAP No. 43 – Residual Tranches to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non- rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company. Other Items The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy continues to affect companies across all industries. While the COVID-19 pandemic did have varying impacts on components of revenue, there was no material impact on the Company's results of operations attributable to the COVID-19 pandemic. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. As such, the Company continues to monitor and address potential impacts as discussed throughout this document but remains unable to quantify its impact on the financial results, liquidity and capital resources of the company and its operations in future periods. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 16

3. Investments a. Components of Net Investment Income For the years ended December 31, 2021 2020 2019 Interest income from bonds and short-term investments $ 204,348,305 $ 202,263,088 $ 231,450,496 Dividends from common and preferred stocks 1,072,120 — — Interest income from contract loans 18,830 21,301 20,252 Interest income from mortgage loans on real estate 32,482,103 35,916,257 35,594,062 Interest and dividends from other investments 179,577,541 55,558,698 59,346,788 Gross investment income 417,498,899 293,759,344 326,411,598 Less: Investment expenses 9,416,423 8,760,313 10,970,334 Net investment income $ 408,082,476 $ 284,999,031 $ 315,441,264 b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments As of December 31, 2021 2020 2019 Gross unrealized capital gains $ 639,251,334 $ 887,075,048 $ 591,942,713 Gross unrealized capital losses (20,594,504) (16,012,457) (4,685,798) Net unrealized capital gains 618,656,830 871,062,591 587,256,915 Balance, beginning of year 871,062,591 587,256,915 144,896,366 Change in net unrealized capital (losses)/gains on bonds and short-term investments $ (252,405,761) $ 283,805,676 $ 442,360,549 c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2021 2020 2019 Gross unrealized capital gains $ 2,389,192 $ 1,596,079 $ 255,465 Gross unrealized capital losses (859,129) (722,344) (722,344) Net unrealized capital gains (losses) 1,530,063 873,735 (466,879) Balance, beginning of year 873,735 (466,879) (10,585,912) Change in net unrealized capital gains on common and preferred stocks $ 656,328 $ 1,340,614 $ 10,119,033 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

d. Components of Net Realized Capital Losses

	For the years ended December 31,		
	2021	2020	2019
Bonds and short-term investments	$ 57,132,912	$ 27,189,610	$ 18,951,747
Common stocks - unaffiliated	(432,016)	416,065	635,615
Mortgage loans on real estate	72,556	(267,727)	—
Derivatives	(253,796,348)	(336,036,158)	(9,331,820)
Other invested assets	(3,625,325)	(15,076,014)	(1,199,430)
Net realized capital losses	(200,648,221)	(323,774,224)	9,056,112
Capital loss tax expense	13,735,771	8,227,481	4,097,605
Net realized capital losses, after tax	(214,383,992)	(332,001,705)	4,958,507
Less: Amounts transferred to IMR	44,948,213	23,547,563	17,318,892
Net realized capital losses, after tax	$ (259,332,205)	$ (355,549,268)	$ (12,360,385)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2021	2020	2019
Bonds and short-term investments			
Sale proceeds	$ 2,582,017,812	$ 3,816,539,619	$ 2,663,531,389
Gross realized capital gains on sales	61,482,074	39,643,954	29,294,580
Gross realized capital losses on sales	(3,902,409)	(9,885,348)	(8,277,399)
Unaffiliated common and preferred stock			
Sale proceeds	10,133,339	7,898,339	65,987,575
Gross realized capital gains on sales	18,805	123,844	2,583,992
Gross realized capital losses on sales	(1,068,769)	(111,635)	(1,948,376)

Additionally, for the years ended December 31, 2021, 2020 and 2019, there was $15,589,499, $1,310,006 and $4,133,978 of investment income generated on 36, 17 and 23 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2021 and 2020 are disclosed in the table presented below. During the years 2021 and 2020, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2021 and 2020, the average fair values for derivatives held for other investment and/or risk management activities were $1,699,788 and $11,923,396, respectively. The Company did not have any unrealized gains or losses during 2021 and 2020 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2021			As of December 31, 2020		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate swaps	$ 50,000	$ (140)	$ —	$ —	$ —	$ —
Foreign currency swaps	$ 24,232	$ 456	$ (743)	$ 24,232	$ (1,655)	$ (1,900)
Replication transactions						
Interest rate swaps	200,000	9,911	—	200,000	24,910	—
Credit default swaps	100,000	2,429	2,000	—	—	—
Other investment and/or Risk Management activities						
Interest rate swaps and swaptions	—	—	—	69,188	(28)	(28)
Interest rate swaps - offsetting	132,000	(259)	(259)	371,110	(2,228)	(2,228)
Macro hedge program	16,073,010	189,555	189,555	15,256,123	(237,548)	(237,548)
Total	$ 16,579,242	$ 201,952	$ 190,553	$ 15,920,653	$ (216,549)	$ (241,704)

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Credit default swaps	$ —	$ 6,364	$ 38
Foreign currency swaps and forwards	—	—	(15)
GMWB hedging derivatives	—	56,925	20,484
Equity index swaps, options, and futures	—	(3)	—
Interest rate swaps and swaptions	(17)	—	3,508
Macro hedge program	(254,324)	(396,152)	(34,377)
Total	$ (254,341)	$ (332,866)	$ (10,362)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2021:

(Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 100,000	$ 2,429	$ 2,000	5 years	Corporate Credit	BBB+	—	—	—
Total	$ 100,000	$ 2,429	$ 2,000				$ —	$ —	$ —

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2021, 2020, and 2019, the Company had no losses on derivative instruments due to counterparty nonperformance.

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2021 and 2020, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus.

g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2021	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities				
Guaranteed and sponsored - excluding asset-backed	$ 495,438,678	$ 77,440,640	$ (11,703,252)	$ 561,176,066
Guaranteed and sponsored - asset-backed	113,617,781	5,858,542	(634,235)	118,842,088
States, municipalities and political subdivisions	238,745,823	53,842,362	(15,622)	292,572,563
International governments	75,504,339	7,013,972	(50,364)	82,467,947
All other corporate - excluding asset-backed	2,565,562,237	469,205,656	(2,540,841)	3,032,227,052
All other corporate - asset-backed	1,078,432,402	21,764,000	(4,738,990)	1,095,457,412
Hybrid securities	70,204,745	4,117,918	(885,561)	73,437,102
Cash equivalents and short-term investments	211,685,252	8,245	(25,640)	211,667,857
Total bonds, cash equivalents and short-term investments	$ 4,849,191,257	$ 639,251,335	$ (20,594,505)	$ 5,467,848,087

Common Stocks As of December 31, 2021	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 7,283,504	$ 1,754,965	$ (722,344)	$ 8,316,125
Common stocks - affiliated	7,300,225	278,041	—	7,578,266
Total common stocks	$ 14,583,729	$ 2,033,006	$ (722,344)	$ 15,894,391

Preferred Stocks As of December 31, 2021	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 29,089,285	$ 356,188	$ (136,785)	$ 29,308,688
Total preferred stocks	$ 29,089,285	$ 356,188	$ (136,785)	$ 29,308,688

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Bonds and Short-Term Investments As of December 31, 2020	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
Guaranteed and sponsored - excluding asset-backed	$ 363,371,018	$ 97,671,877	$ (5,513,737)	$ 455,529,158
Guaranteed and sponsored - asset-backed	220,335,088	10,941,438	(835,171)	230,441,355
States, municipalities and political subdivisions	278,475,288	72,123,925	—	350,599,213
International governments	81,781,745	11,602,622	—	93,384,367
All other corporate - excluding asset-backed	2,613,809,343	653,452,810	(4,176,783)	3,263,085,370
All other corporate - asset-backed	988,235,052	36,158,618	(5,462,609)	1,018,931,061
Hybrid securities	25,079,899	5,113,182	—	30,193,081
Cash equivalents and short-term investments	266,053,791	10,576	(24,157)	266,040,210
Total bonds and short-term investments	$ 4,837,141,224	$ 887,075,048	$ (16,012,457)	$ 5,708,203,815

Common Stocks As of December 31, 2020	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 7,787,445	$ 1,160,967	$ (722,344)	$ 8,226,068
Common stocks - affiliated	7,300,225	276,097	—	7,576,322
Total common stocks	$ 15,087,670	$ 1,437,064	$ (722,344)	$ 15,802,390

Preferred Stocks As of December 31, 2020	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 6,639,285	$ 159,015	$ —	$ 6,798,300
Total preferred stocks	$ 6,639,285	$ 159,015	$ —	$ 6,798,300

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2021 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity	Statement Value	Estimated Fair Value
Due in one year or less	$ 355,945,073	$ 358,112,654
Due after one year through five years	640,835,274	659,378,424
Due after five years through ten years	803,153,309	890,304,521
Due after ten years	3,049,257,601	3,560,052,488
Total	$ 4,849,191,257	$ 5,467,848,087

At December 31, 2021 and 2020, securities with a statement value of $4,243,452 and $4,144,462 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

23

h. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021 and had a maximum and minimum lending rate of 4.77% and 3.00% during 2020. During 2021 and 2020, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2021 and 2020, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.5%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2021 and 2020, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2021 and 2020, there were immaterial and $0 amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial and $0, respectively. i. Restructured Debt in which the Company is a Creditor The Company had no recorded investments in restructered loans, as of December 31, 2021 and 2020, respectively. j. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $3,453,536, $15,018,180, and $1,923,072 for the years ended December 31, 2021, 2020, and 2019, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than- temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment. k. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $147,352,600 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $189,923,010 with a maturity date less than 360 as of December 31, 2021. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 24

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2021 and 2020, was $9,527,986 and $8,529,737, respectively, with a fair value of $9,504,166 and $8,508,412, respectively. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2021 and 2020, securities pledged of $177,107,459 and $287,378,566, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $0 and $39,666,465, respectively, as of December 31, 2021 and 2020, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021 and 2020, the Company accepted cash collateral associated with derivative instruments with a statement value of $25,301,279 and $93,719,979, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2021 and 2020 of $456,435 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2021 and 2020, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2021 and 2020, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2021 and 2020. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2021 and 2020:

December 31, 2021	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 15,985	$ 15,875	$ (110)	$ 101,606	$ 90,013	$ (11,593)	$ 117,591	$ 105,888	$ (11,703)
Guaranteed & sponsored - asset-backed	18,907	18,281	(626)	185	177	(8)	19,092	18,458	(634)
States, municipalities & political subdivisions	5,137	5,121	(16)	—	—	—	5,137	5,121	(16)
International governments	2,551	2,501	(50)	—	—	—	2,551	2,501	(50)
All other corporate - excluding asset-backed	311,492	309,911	(1,581)	17,856	16,896	(960)	329,348	326,807	(2,541)
All other corporate - asset-backed	540,818	537,448	(3,370)	55,910	54,541	(1,369)	596,728	591,989	(4,739)
Hybrid securities	45,437	44,551	(886)				45,437	44,551	(886)
Short-term investments	15,539	15,513	(26)	—	—	—	15,539	15,513	(26)
Total fixed maturities	955,866	949,201	(6,665)	175,557	161,627	(13,930)	1,131,423	1,110,828	(20,595)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock -unaffiliated	6,639	6,502	(137)	—	—	—	6,639	6,502	(137)
Total stocks	6,639	6,502	(137)	722	—	(722)	7,361	6,502	(859)
Total securities	$ 962,505	$ 955,703	$ (6,802)	$ 176,279	$ 161,627	$ (14,652)	$1,138,784	$1,117,330	$ (21,454)

December 31, 2020	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 111,452	$ 105,938	$ (5,514)	$ —	$ —	$ —	$ 111,452	$ 105,938	$ (5,514)
Guaranteed & sponsored - asset-backed	37,719	36,906	(813)	442	420	(22)	38,161	37,326	(835)
All other corporate - excluding asset-backed	54,299	50,412	(3,887)	2,314	2,024	(290)	56,613	52,436	(4,177)
All other corporate - asset-backed	150,376	145,745	(4,631)	99,044	98,213	(831)	249,420	243,958	(5,462)
Short-term investments	17,558	17,534	(24)	—	—	—	17,558	17,534	(24)
Total fixed maturities	371,404	356,535	(14,869)	101,800	100,657	(1,143)	473,204	457,192	(16,012)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$ 371,404	$ 356,535	$ (14,869)	$ 102,522	$ 100,657	$ (1,865)	$ 473,926	$ 457,192	$ (16,734)

As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities.

Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and Residential Backed Mortgage Securities. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Residential Mortgage Backed Securities were depressed because of a decrease in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2021, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2021.

26

As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company’s total unrealized loss amount. The securities were primarily related to US. goverment agency securities, commercial mortgage - back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities. m. Loan-backed and Structured Securities OTTI For the years ended December 31, 2021, 2020 and 2019, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. n. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2021 and 2020. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3) Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 27

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2021					
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
Common stocks - unaffiliated	$ 6,635	$ —	$ 1,681	$ —	8,316
Preferred stocks - unaffiliated	—	29,309	—	—	29,309
Cash equivalents	167,155	—	—	—	167,155
Total bonds and stocks	173,790	29,309	1,681	—	204,780
Derivative assets					
Interest rate derivatives	—	2,375	—	—	2,375
Macro hedge program	—	—	225,828	—	225,828
Total derivative assets	—	2,375	225,828	—	228,203
Separate Account assets [1]	29,455,658	—	—	—	29,455,658
Total assets accounted for at fair value	$ 29,629,448	$ 31,684	$ 227,509	$ —	$ 29,888,641
b. Liabilities accounted for at fair value					
Derivative liabilities					
Interest rate derivatives	—	(2,634)	—	—	(2,634)
Macro hedge program	—	(14,128)	(22,145)	—	(36,273)
Total liabilities accounted for at fair value	$ —	$ (16,762)	$ (22,145)	$ —	$ (38,907)

[1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2020					
(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a. Assets accounted for at fair value					
All other corporate bonds – asset-backed	$ —	$ —	$ 1	—	$ 1
Common stocks - unaffiliated	6,665	—	1,561	—	8,226
Cash equivalents	156,240			—	156,240
Total bonds and stocks	162,905	—	1,562	—	164,467
Derivative assets					
Interest rate derivatives	—	6,056	—	—	6,056
Macro hedge program	—	47,962	142,247	—	190,209
Total derivative assets	—	54,018	142,247	—	196,265
Separate Account assets [1]	28,421,105	—	—	—	28,421,105
Total assets accounted for at fair value	$ 28,584,010	$ 54,018	$ 143,809	$ —	$ 28,781,837
b. Liabilities accounted for at fair value					
Derivative liabilities					
Foreign exchange derivatives	—	(1,900)	—	—	(1,900)
Interest rate derivatives	—	(8,312)	—	—	(8,312)
Macro hedge program	—	(38,732)	(389,025)	—	(427,757)
Total liabilities accounted for at fair value	$ —	$ (48,944)	$ (389,025)	$ —	$ (437,969)

[1] Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

28

Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross- functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes. In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. Bonds and Stocks The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 29

that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager. The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 30

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is included in the following discussion:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2021 and December 31, 2020, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2021					
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	$203,683	Option model	Equity volatility	17%	63%	Increase

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2020						
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	$ 246,778	Option model	Equity volatility	—%	53%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

				Total Realized/ Unrealized Gains (Losses) Included in:					
(Amounts in thousands)	Fair Value as of Jan.1, 2021	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2021
Assets									
All other corporate bonds – asset-backed	$ 1	$ —	$ —	$ —	$ 1	$ —	$ —	$ (2)	$ —
Common stocks - unaffiliated	1,561	—	—	—	—	120	—	—	1,681
Total bonds and stocks	1,562	—	—	—	1	120	—	(2)	1,681
Derivatives									
Macro hedge program	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total derivatives [3]	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total assets	$ (245,216)	$ —	$ —	$ —	$ (372,732)	$ 110,913	$ —	$ 712,399	$ 205,364
Total liabilities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(Amounts in thousands)	Fair Value as of Jan. 1, 2020	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2020
Assets									
All other corporate bonds – asset-backed	$ 8	$ —	$ —	$ —	$ 19	$ —	$ —	$ (26)	$ 1
Common stocks - unaffiliated	1,961	—	—	—	—	7	(407)	—	1,561
Total bonds and stocks	1,969	—	—	—	19	7	(407)	(26)	1,562
Derivatives									
GMWB hedging instruments	21,512	—	—	—	(21,512)	—	—	—	—
Total derivatives [3]	21,512	—	—	—	(21,512)	—	—	—	—
Total assets	$ 23,481	$ —	$ —	$ —	$ (21,493)	$ 7	$ (407)	$ (26)	$ 1,562
Liabilities									
Derivatives									
Macro hedge program	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total derivatives [3]	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total liabilities	$ (73,961)	$ —	$ —	$ (191,158)	$ 251,472	$ (69,653)	$ —	$ (163,478)	$ (246,778)

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2021						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 5,256,180	$ 4,637,506	$ 51,486	$ 4,736,219	$ 468,475	$ —	$ —
Preferred stocks - unaffiliated	29,309	29,309	—	29,309	—	—	—
Common stocks - unaffiliated	8,316	8,316	6,635	—	1,681	—	—
Mortgage loans	842,755	809,966	—	—	842,755	—	—
Cash, cash equivalents and short-term investments - unaffiliated	223,458	223,475	178,945	15,009	29,504	—	—
Derivative related assets	241,243	230,105	—	15,415	225,828	—	—
Contract loans	91,332	91,332	—	—	91,332	—	—
Surplus debentures	65,162	49,701	—	41,392	23,770	—	—
Low-income housing tax credits	57	57	—	—	57	—	—
Separate Account assets [1]	29,455,658	29,455,658	29,455,658	—	—	—	—
Total assets	$ 36,213,470	$ 35,535,426	$ 29,692,724	$ 4,837,344	$ 1,683,402	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (183,768)	$ (183,768)	$ —	$ —	$ (183,768)	$ —	$ —
Derivative related liabilities	(39,291)	$ (39,552)	—	(17,146)	(22,145)	—	—
Separate Account liabilities	(29,455,658)	(29,455,658)	(29,455,658)	—	—	—	—
Total liabilities	$ (29,678,717)	$ (29,678,978)	$ (29,455,658)	$ (17,146)	$ (205,913)	$ —	$ —

[1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(Amounts in thousands)	December 31, 2020						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 5,442,164	$ 4,571,087	$ —	$ 5,220,741	$ 221,423	$ —	$ —
Preferred stocks - unaffiliated	6,798	6,639	—	6,798	—	—	—
Common stocks - unaffiliated	8,226	8,226	6,665	—	1,561	—	—
Mortgage loans	815,453	766,623	—	—	815,453	—	—
Cash, cash equivalents and short-term investments - unaffiliated	289,838	289,851	259,308	22,022	8,508	—	—
Derivative related assets	220,861	196,265	—	78,614	142,247	—	—
Contract loans	95,042	95,042	—	—	95,042	—	—
Surplus debentures	49,059	36,401	—	41,566	7,493	—	—
Low-income housing tax credits	150	150	—	—	150	—	—
Separate Account assets [1]	28,421,105	28,421,105	28,421,105	—	—	—	—
Total assets	$ 35,348,696	$ 34,391,389	$ 28,687,078	$ 5,369,741	$ 1,291,877	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (199,265)	$ (199,265)	$ —	$ —	$ (199,265)	$ —	$ —
Derivative related liabilities	(437,410)	(437,969)	—	(48,385)	(389,025)	—	—
Separate Account liabilities	(28,421,105)	(28,421,105)	(28,421,105)	—	—	—	—
Total liabilities	$ (29,057,780)	$ (29,058,339)	$ (28,421,105)	$ (48,385)	$ (588,290)	$ —	$ —

[1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2021 and 2020 the Company had no investments where it was not practicable to estimate fair value.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

	2021 Ordinary	2021 Capital	2021 Total
(a) Gross DTA	$ 140,491,281	$ 5,676,627	$ 146,167,908
(b) Statutory valuation allowance adjustments			—
(c) Adjusted gross DTA	140,491,281	5,676,627	146,167,908
(d) Deferred tax assets nonadmitted	29,381,159	249,477	29,630,636
(e) Subtotal net admitted deferred tax assets	111,110,122	5,427,150	116,537,272
(f) Deferred tax liabilities	20,563,544	41,911,728	62,475,272
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 90,546,578	$ (36,484,578)	$ 54,062,000

2

	2021 Ordinary	2021 Capital	2021 Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	48,634,850	5,427,150	54,062,000
(1) DTAs expected to be realized after the balance sheet date	48,634,850	5,427,150	54,062,000
(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
(c) DTAs offset against DTLs	62,475,272	—	62,475,272
(d) DTAs admitted as a result of application of SSAP No. 101	$ 111,110,122	$ 5,427,150	$ 116,537,272

3

(a) Ratio % used to determine recovery period and threshold limitation	815%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	718,382,198

4

	2021 Ordinary	2021 Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 140,491,281	$ 5,676,627
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	5 %	0 %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 111,110,122	$ 5,427,150
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	— %	100 %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	2020 Ordinary	2020 Capital	2020 Total
(a) Gross DTA	$ 160,161,099	$ 9,082,789	$ 169,243,888
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	160,161,099	9,082,789	169,243,888
(d) Deferred tax assets nonadmitted	23,214,741	152,217	23,366,958
(e) Subtotal net admitted deferred tax assets	136,946,358	8,930,572	145,876,930
(f) Deferred tax liabilities	30,360,608	35,980,322	66,340,930
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 106,585,750	$ (27,049,750)	$ 79,536,000

35

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

2

	2020		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	70,605,428	8,930,572	79,536,000
(1) DTAs expected to be realized after the balance sheet date	70,605,428	8,930,572	79,536,000
(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
(c) DTAs offset against DTLs	66,340,930	—	66,340,930
(d) DTAs admitted as a result of application of SSAP No. 101	$ 136,946,358	$ 8,930,572	$ 145,876,930

3

(a) Ratio % used to determine recovery period and threshold limitation	578%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	542,153,840

4

	2020	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 160,161,099	$ 9,082,789
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	19 %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 136,946,358	$ 8,930,572
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	25 %	100 %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2021		
	Ordinary	Capital	Total
(a) Gross DTA	$ (19,669,818)	$ (3,406,162)	$ (23,075,980)
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	(19,669,818)	(3,406,162)	(23,075,980)
(d) Deferred tax assets nonadmitted	6,166,418	97,260	6,263,678
(e) Subtotal net admitted deferred tax assets	(25,836,236)	(3,503,422)	(29,339,658)
(f) Deferred tax liabilities	(9,797,064)	5,931,406	(3,865,658)
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ (16,039,172)	$ (9,434,828)	$ (25,474,000)

2

	Change During 2021		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	(21,970,578)	(3,503,422)	(25,474,000)
(1) DTAs expected to be realized after the balance sheet date	(21,970,578)	(3,503,422)	(25,474,000)
(2) DTAs allowed per limitation threshold	XXX	XXX	—
(c) DTAs offset against DTLs	(3,865,658)	—	(3,865,658)
(d) DTAs admitted as a result of application of SSAP No. 101	$ (25,836,236)	$ (3,503,422)	$ (29,339,658)

3

(a) Ratio % used to determine recovery period and threshold limitation	237
(b) Adjusted capital and surplus used to determine 2(b) thresholds	176,228,358

36

4 Change During 2021 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ (19,669,818) $ (3,406,162) (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies (14) % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ (25,836,236) $ (3,503,422) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies (25) % 0 % B. DTLs are not recognized for the following amounts: Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C. Significant Components of Income Taxes Incurred

1. The components of current income tax (benefit)/expense are as follows:

		2021	2020	Change
(a)	Federal	$ (27,766,917)	$ (65,215,649)	$ 37,448,732
(b)	Foreign	—	—	—
(c)	Subtotal	(27,766,917)	(65,215,649)	37,448,732
(d)	Federal income tax on net capital gains	13,735,771	8,227,481	5,508,290
(e)	Utilization of capital loss carryforwards	—	—	—
(f)	Other	—	—	—
(g)	Federal and foreign income taxes incurred	$ (14,031,146)	$ (56,988,168)	$ 42,957,022

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

	2021	2020	Change
DTA: Ordinary			
Policyholder reserves	$ 44,667,308	$ 44,070,724	$ 596,584
Deferred acquisition costs	77,968,591	64,070,309	13,898,282
Compensation and benefits	1,957,215	2,067,883	(110,668)
Investments	—	8,237,019	(8,237,019)
Net operating loss carryforward	—	25,474,445	(25,474,445)
Tax credit carryforward	9,330,850	10,245,603	(914,753)
Other	6,567,317	5,995,116	572,201
Subtotal: DTA Ordinary	140,491,281	160,161,099	(19,669,818)
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	140,491,281	160,161,099	(19,669,818)
Nonadmitted ordinary DTA	29,381,159	23,214,741	6,166,418
Admitted ordinary DTA	111,110,122	136,946,358	(25,836,236)
DTA: Capital			
Investments	5,676,627	9,082,789	(3,406,162)
Subtotal: DTA Capital	5,676,627	9,082,789	(3,406,162)
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	5,676,627	9,082,789	(3,406,162)
Nonadmitted capital DTA	249,477	152,217	97,260
Admitted capital DTA	5,427,150	8,930,572	(3,503,422)
Total Admitted DTA	$ 116,537,272	$ 145,876,930	$ (29,339,658)
DTL: Ordinary			
Investments	$ 17,791,231	$ 24,815,982	$ (7,024,751)
Deferred and uncollected premium	—	—	—
Policyholder reserves	2,772,313	5,544,626	(2,772,313)
Other	—	—	—
Gross DTL ordinary	20,563,544	30,360,608	(9,797,064)
DTL: Capital			
Investments	41,911,728	35,980,322	5,931,406
Other	—	—	—
Gross DTL capital	41,911,728	35,980,322	5,931,406
Total DTL	62,475,272	66,340,930	(3,865,658)
Net adjusted DTA/(DTL)	$ 54,062,000	$ 79,536,000	$ (25,474,000)
Adjust for the change in deferred tax on unrealized gains/losses			11,186,421
Adjust for the change in nonadmitted deferred tax			6,263,678
Other adjustments			1
Adjusted change in net deferred Income Tax			$ (8,023,900)

38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2021 Tax effect	% of Pre-tax income $ 120,579,910	2020 Tax effect	% of Pre-tax income $ (9,893,389)	2019 Tax effect	% of Pre-tax income $ 102,581,087
Statutory tax	$ 25,321,781	21.00 %	$ (2,077,612)	21.00 %	$ 21,542,028	21.00 %
Tax preferred investments	(14,088,142)	(11.68)%	(11,683,415)	118.09 %	(97,684,555)	(95.23)%
Interest maintenance reserve	(14,320,937)	(11.88)%	3,088,775	(31.22)%	11,294,233	11.01 %
Amortization of inception gain	(4,974,717)	(4.13)%	(4,974,717)	50.28 %	(4,974,717)	(4.85)%
VA Hedge Reclass	4,415,554	3.66 %	6,485,579	(65.55)%	36,663,594	35.74 %
Prior period adjustments	610,865	0.51 %	24,756,222	(250.23)%	46,412,127	45.24 %
Tax Reform	—	— %	—	— %	(664,934)	(0.65)%
Change in deferred tax on non-admitted assets	(258,548)	(0.21)%	(76,362)	0.77 %	(1,463,302)	(1.43)%
Intercompany settlement of DTA	—	— %	—	— %	267,104,472	260.38 %
Foreign related investments	(2,765,000)	(2.29)%	(3,476,000)	35.13 %	—	— %
All other	51,898	0.02 %	182,971	(1.85)%	(7,014,807)	(6.84)%
Total statutory income tax	(6,007,246)	(5.00)%	12,225,441	(123.57)%	271,214,139	264.39 %
Federal and foreign income taxes incurred	(14,031,146)	(11.64)%	(56,988,168)	(34.58)%	37,534,914	36.60 %
Change in net deferred income taxes	8,023,900	6.64 %	69,213,609	(699.59)%	233,679,225	227.80 %
Total statutory income tax	$ (6,007,246)	(5.00)%	$ 12,225,441	(123.57)%	$ 271,214,139	264.39 %

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2021, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2021	—
2020	—
2019	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2021.

F. Consolidated Federal Income Tax Return

1. The Company's federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $57,983,762 and $28,893,273 respectively, as of December 31, 2021 and $62,741,182 and $18,544,854 respectively, as of December 31, 2020.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,830,507,419	$ 859,279,164	$ (14,859,366,482)	$ 4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,554,505,102	$ 881,152,754	$ (14,570,720,964)	$ 4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

2019	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 18,147,479,094	$ 911,775,436	$ (14,086,416,027)	$ 4,972,838,503
Liability for deposit-type contracts	1,100,972,887	1,581,507	(886,412,156)	216,142,238
Policy and contract claim liabilities	212,998,764	21,177,790	(210,465,997)	23,710,557
Premium and annuity considerations	929,895,496	86,020,928	(895,909,672)	120,006,752
Death, annuity, disability and other benefits	1,439,811,752	124,279,834	(1,275,376,109)	288,715,477
Surrenders and other fund withdrawals	3,387,486,154	182,415,714	(472,619,284)	3,097,282,584

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2021, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.7 billion for Prudential Financial Inc. ("Prudential") offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.4 billion of market value of assets held in trust, for no net exposure. As of December 31, 2020, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.3 billion for Prudential offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure.

40

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $26,746,967 in 2021, a decrease of $16,926,181 from the 2020 balance of $43,673,148. The total amount of reinsurance credits taken for this agreement was $33,856,921 in 2021, a decrease of $21,425,545 from the 2020 balance of $55,282,466. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2021, 2020 and 2019, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2021 and 2020, respectively. b. Reinsurance Ceded to Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 41

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $21,274,697 and $10,779,853 as payable to parents, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. Amounts are settled in accordance with terms of the agreements. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2021 and 2020. On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent. On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expense accrued for the Company during 2021 was immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2021 and 2020. 9. Debt The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 42

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021 and 2020, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2021 and 2020, the Company's pledge limits were $193 million and $155 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

FHLB Capital Stock - Aggregate Totals

As of December 31, 2021

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	—	—
b.	Membership Stock - Class B	1,680,700	1,680,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,680,700	1,680,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 193,000,000	193,000,000	—

As of December 31, 2020

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	—	—
b.	Membership Stock - Class B	1,560,700	1,560,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,560,700	1,560,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 155,000,000	155,000,000	—

Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2021

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption			
				3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —	$ —	$ —	$ —	$ —	$ —
2	Class B	1,680,700	1,680,700	—	—	—	—

43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2021

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 27,350,396	$ 26,627,008	$ —
2	Current Year General Account: Total Collateral Pledged	27,350,396	26,627,008	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	—	—	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$ 27,350,396	$ 27,451,962	$ —
2	Current Year General Account Maximum Collateral Pledged	27,350,396	27,451,962	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	—	—	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2021.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2021.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2021. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company's dividend limitation under the holding company laws of Connecticut is $393,943,261 in 2022. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	2021	2020
Unrealized capital losses, gross of tax	$ (150,600,648)	$ (224,889,772)
Asset valuation reserve	(142,453,157)	(134,693,701)
Nonadmitted asset values	(47,941,676)	(40,454,760)
Separate Account expense allowance	28,451,080	33,780,546

11. Separate Accounts

The Company maintained Separate Account assets totaling $29,464,947,964 and $28,430,266,880 as of December 31, 2021 and 2020, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2021 and 2020, the Company's Separate Account statement included legally insulated assets of $29,464,947,964 and $28,430,266,880, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $551,133,174, $515,178,848 and $533,685,441 for the years ended December 31, 2021, 2020 and 2019, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2021 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2021	$ —	$ —	$ —	$ 324,159,709	$ 324,159,709
Reserves at year-end:					
For accounts with assets at:					
Fair value	$ —	$ —	$ —	$29,405,197,381	$ 29,405,197,381
Amortized cost	—	—	—	—	—
Total reserves	$ —	$ —	$ —	$ 29,405,197,381	$ 29,405,197,381
By withdrawal characteristics:					
Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
With market value adjustment	—	—	—	—	—
At book value without market value adjustment and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	29,083,544,989	29,083,544,989
At book value without market value adjustment and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	29,083,544,989	29,083,544,989
Not subject to discretionary withdrawal	—	—	—	321,652,392	321,652,392
Total	$ —	$ —	$ —	$ 29,405,197,381	$ 29,405,197,381

45

Below is a reconciliation of net transfers from Separate Accounts: December 31, 2021 December 31, 2020 December 31, 2019 Transfer to Separate Accounts 324,159,709 $ 285,780,328 $ 293,283,966 Transfer from Separate Accounts 3,133,066,954 2,882,960,715 3,388,130,028 Net Transfer from Separate Accounts (2,808,907,245) (2,597,180,387) (3,094,846,062) Internal exchanges and other Separate Account activity (5,072,046) (7,948,103) (8,041,963) Transfer from Separate Accounts on the Statements of Operations $ (2,813,979,291) $ (2,605,128,490) $ (3,102,888,025) 12. Commitments and Contingent Liabilities a. Litigation The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. b. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2021, 2020, and 2019. The Company had immaterial guaranty fund receivables as of December 31, 2021 and 2020, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 46

c. Contingent Commitments December 31, 2021 and 2020, the Company has outstanding commitments totaling $364,224,800 and $283,651,910, respectively, of which $230,106,792 and $232,421,083, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2021 and 2020, $101,619,522 and $47,560,178, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $32,498,486 and $3,670,650 are related to various funding obligations associated with private placement securities, as of December 31, 2021 and 2020, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2021 and December 31, 2020, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. d. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $836,059, $1,088,395 and $1,196,952 in 2021. 2020 and 2019, respectively. Future minimum rental commitments are immaterial. The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut. e. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2017, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $14,088,142 $11,683,415 and $14,693,111 related to the Separate Account DRD for the years ended December 31, 2021, 2020, and 2019, respectively. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 47

temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2021, through April 19, 2022, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 48